UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
August 31, 2017
Columbia Convertible Securities Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Convertible Securities Fund   |  Semiannual Report 2017

Columbia Convertible Securities Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Convertible Securities Fund (the Fund) seeks total return, consisting of capital appreciation and current income.
Portfolio management
David King, CFA
Lead portfolio manager
Managed Fund since 2010
Yan Jin
Portfolio manager
Managed Fund since 2006
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/25/87	6.82	16.04	10.73	6.23
	Including sales charges		0.66	9.34	9.42	5.60
Class C	Excluding sales charges	10/21/96	6.39	15.12	9.88	5.43
	Including sales charges		5.39	14.12	9.88	5.43
Class R*		11/16/11	6.69	15.78	10.45	5.89
Class R4*		11/08/12	6.94	16.35	11.01	6.37
Class R5*		11/08/12	6.99	16.41	11.11	6.42
Class T*	Excluding sales charges	11/16/11	6.78	16.03	10.71	6.15
	Including sales charges		4.10	13.11	10.16	5.88
Class Y*		10/01/14	7.02	16.46	10.98	6.36
Class Z		05/21/99	6.94	16.30	11.00	6.51
BofAML All Convertibles All Qualities Index			5.59	14.06	11.11	7.06
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bank of America Merrill Lynch (BofAML) All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Convertible Securities Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Allergan PLC 03/01/2018 5.500%	2.7
DISH Network Corp. 08/15/2026 3.375%	2.7
Bank of America Corp. 12/31/2049 7.250%	2.6
Anthem, Inc. 05/01/2018 5.250%	2.4
Lam Research Corp.	2.1
Microchip Technology, Inc. 02/15/2027 1.625%	2.1
Microchip Technology, Inc. 02/15/2037 2.250%	2.1
Micron Technology, Inc. 02/15/2033 2.125%	2.1
VeriSign, Inc. 08/15/2037 4.702%	2.0
Intel Corp. 08/01/2039 3.250%	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	4.8
Convertible Bonds	66.8
Convertible Preferred Stocks	24.8
Money Market Funds	3.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Convertible Securities Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,068.20	1,019.51	5.89	5.75	1.13
Class C	1,000.00	1,000.00	1,063.90	1,015.73	9.78	9.55	1.88
Class R	1,000.00	1,000.00	1,066.90	1,018.25	7.19	7.02	1.38
Class R4	1,000.00	1,000.00	1,069.40	1,020.77	4.59	4.48	0.88
Class R5	1,000.00	1,000.00	1,069.90	1,021.17	4.17	4.08	0.80
Class T (formerly Class W)	1,000.00	1,000.00	1,067.80	1,019.51	5.89	5.75	1.13
Class Y	1,000.00	1,000.00	1,070.20	1,021.42	3.91	3.82	0.75
Class Z	1,000.00	1,000.00	1,069.40	1,020.77	4.59	4.48	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Convertible Securities Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 4.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Internet & Direct Marketing Retail 0.5%
Expedia, Inc.	26,000	3,857,360
Total Consumer Discretionary		3,857,360
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Industrials 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	50,000	3,724,000
Total Industrials		3,724,000
Information Technology 2.5%
Semiconductors & Semiconductor Equipment 2.5%
Lam Research Corp.	98,000	16,266,040
NVIDIA Corp.	23,500	3,981,840
Total		20,247,880
Total Information Technology		20,247,880
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Alexandria Real Estate Equities, Inc.	33,000	4,003,230
Total Real Estate		4,003,230
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
NRG Yield, Inc. Class A	215,000	3,910,850
Total Utilities		3,910,850
Total Common Stocks (Cost $21,524,869)		38,039,035

Convertible Bonds 66.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 2.5%
Navistar International Corp.
04/15/2019	4.750%	10,630,000	10,942,256
Tesla, Inc.
03/15/2022	2.375%	7,000,000	8,837,500
Total			19,779,756
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.6%
DISH Network Corp.
08/15/2026	3.375%	18,000,000	20,857,500
Consumer Cyclical Services 1.3%
Priceline Group, Inc. (The)
03/15/2018	1.000%	2,340,000	4,570,313
06/15/2020	0.350%	4,000,000	5,822,500
Total			10,392,813
Consumer Products 0.5%
Iconix Brand Group, Inc.
03/15/2018	1.500%	4,000,000	3,952,500
Electric 0.7%
Pattern Energy Group, Inc.
07/15/2020	4.000%	5,320,000	5,579,350
Finance Companies 0.5%
TCP Capital Corp.(d)
03/01/2022	4.625%	3,500,000	3,609,375
Health Care 3.7%
Immunomedics, Inc.
02/15/2020	4.750%	1,700,000	4,198,082
Insulet Corp.(d)
09/15/2021	1.250%	5,000,000	5,821,100
Invacare Corp.
02/15/2021	5.000%	3,500,000	3,882,812
Nevro Corp.
06/01/2021	1.750%	5,000,000	5,750,000
Novavax, Inc.
02/01/2023	3.750%	8,000,000	3,310,000
Teladoc, Inc.(d)
12/15/2022	3.000%	6,000,000	6,471,300
Total			29,433,294
Home Construction 1.3%
CalAtlantic Group, Inc.
05/15/2018	1.625%	3,620,000	4,194,675
SunPower Corp.
01/15/2023	4.000%	7,500,000	6,561,187
Total			10,755,862
Independent Energy 1.5%
Chesapeake Energy Corp.(d)
09/15/2026	5.500%	11,000,000	9,207,220
Chesapeake Energy Corp.
12/15/2038	2.250%	66,000	64,102

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oasis Petroleum, Inc.
09/15/2023	2.625%	3,000,000	2,778,750
Total			12,050,072
Leisure 0.5%
World Wrestling Entertainment, Inc.(d)
12/15/2023	3.375%	3,500,000	3,856,563
Media and Entertainment 1.1%
Liberty Interactive LLC(d)
09/30/2046	1.750%	6,900,000	8,728,500
Midstream 0.5%
Scorpio Tankers, Inc.(d)
07/01/2019	2.375%	4,790,000	4,360,318
Oil Field Services 0.9%
Cobalt International Energy, Inc.
05/15/2024	3.125%	8,500,000	1,912,500
Weatherford International Ltd.
07/01/2021	5.875%	5,200,000	5,193,500
Total			7,106,000
Other Financial Institutions 1.4%
Encore Capital Group, Inc.(d)
03/15/2022	3.250%	5,500,000	5,991,562
LendingTree, Inc.(d)
06/01/2022	0.625%	3,000,000	3,817,500
Walter Investment Management Corp.
11/01/2019	4.500%	5,549,000	1,026,565
Total			10,835,627
Other Industry 1.5%
General Cable Corp.(e),(f)
Subordinated
11/15/2029	4.500%	7,510,000	6,284,931
Green Plains, Inc.
09/01/2022	4.125%	6,100,000	5,875,063
Total			12,159,994
Other REIT 4.4%
Apollo Commercial Real Estate Finance, Inc.
08/23/2022	4.750%	5,000,000	5,028,125
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	5,900,000	5,933,188
New York Mortgage Trust, Inc.
01/15/2022	6.250%	3,650,000	3,647,719
RWT Holdings, Inc
11/15/2019	5.625%	5,240,000	5,400,475
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Property Trust, Inc.
03/01/2018	4.550%	6,500,000	6,942,812
Starwood Waypoint Homes(d)
01/15/2022	3.500%	7,000,000	7,918,750
Total			34,871,069
Pharmaceuticals 10.5%
Acorda Therapeutics, Inc.
06/15/2021	1.750%	4,700,000	4,083,125
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	4,460,000	3,559,490
BioMarin Pharmaceutical, Inc.
10/15/2020	1.500%	6,300,000	7,445,813
Clovis Oncology, Inc.
09/15/2021	2.500%	3,000,000	4,404,375
Fluidigm Corp.
02/01/2034	2.750%	5,840,000	4,097,198
Horizon Pharma Investment Ltd.
03/15/2022	2.500%	4,400,000	3,993,000
ImmunoGen, Inc.
07/01/2021	4.500%	2,000,000	4,230,000
Impax Laboratories, Inc.
06/15/2022	2.000%	5,690,000	5,039,206
Innoviva, Inc.(d)
08/15/2025	2.500%	4,200,000	4,375,875
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	8,000,000	8,035,000
Ionis Pharmaceuticals, Inc.
11/15/2021	1.000%	4,000,000	4,320,000
Jazz Investments I Ltd.
08/15/2021	1.875%	5,000,000	5,309,375
Medicines Co. (The)
07/15/2023	2.750%	7,000,000	7,289,100
Merrimack Pharmaceuticals, Inc.
07/15/2020	4.500%	3,320,000	2,496,225
Pacira Pharmaceuticals, Inc.(d)
04/01/2022	2.375%	5,000,000	4,897,655
PTC Therapeutics, Inc.
08/15/2022	3.000%	7,000,000	5,814,375
TESARO, Inc.
10/01/2021	3.000%	1,100,000	4,110,563
Total			83,500,375
Property & Casualty 1.6%
Heritage Insurance Holdings, Inc.(d)
08/01/2037	5.875%	2,000,000	2,007,500

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Convertible Securities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGIC Investment Corp.(d),(e),(f)
Junior Subordinated
04/01/2063	9.000%	7,920,000	10,657,350
Total			12,664,850
Retailers 0.4%
GNC Holdings, Inc.
08/15/2020	1.500%	3,900,000	2,827,500
Technology 27.2%
Advanced Micro Devices, Inc.
09/01/2026	2.125%	2,000,000	3,492,620
Blackhawk Network Holdings, Inc.
01/15/2022	1.500%	3,400,000	3,856,875
BroadSoft, Inc.
09/01/2022	1.000%	4,400,000	6,050,000
CSG Systems International, Inc.
03/15/2036	4.250%	4,000,000	4,264,160
Ctrip.com International Ltd.(d)
09/15/2022	1.250%	6,000,000	6,366,420
Dermira, Inc.(d)
05/15/2022	3.000%	4,000,000	4,057,500
Electronics for Imaging, Inc.
09/01/2019	0.750%	5,500,000	5,317,813
EnerNOC, Inc.
08/15/2019	2.250%	6,100,000	6,057,300
Flexion Therapeutics, Inc.(d)
05/01/2024	3.375%	4,000,000	4,697,500
Inphi Corp.(d)
09/01/2021	0.750%	4,000,000	3,996,964
Integrated Device Technology, Inc.
11/15/2022	0.875%	3,506,000	3,600,224
Intel Corp.
Junior Subordinated
08/01/2039	3.250%	8,720,000	14,943,900
Microchip Technology, Inc.(d)
Junior Subordinated
02/15/2037	2.250%	13,500,000	15,946,875
Microchip Technology, Inc. (d)
02/15/2027	1.625%	13,500,000	16,087,275
Micron Technology, Inc.
02/15/2033	2.125%	5,400,000	15,822,000
Neurocrine Biosciences, Inc.(d)
05/15/2024	2.250%	5,500,000	5,998,437
Nuance Communications, Inc.(d)
04/01/2025	1.250%	5,500,000	5,352,188
ON Semiconductor Corp.(d)
10/15/2023	1.625%	7,500,000	8,348,437
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OSI Systems, Inc.(d)
09/01/2022	1.250%	3,700,000	3,797,125
Proofpoint, Inc.
06/15/2020	0.750%	4,600,000	5,951,250
Radius Health, Inc.
09/01/2024	3.000%	4,000,000	3,930,000
Red Hat, Inc.
10/01/2019	0.250%	4,000,000	6,017,500
Salesforce.com, Inc.
04/01/2018	0.250%	7,010,000	10,094,400
ServiceNow, Inc.(g)
11/01/2018	0.000%	3,800,000	6,030,125
Silicon Laboratories, Inc.(d)
03/01/2022	1.375%	3,600,000	3,903,750
Square, Inc.(d)
03/01/2022	0.375%	4,400,000	5,821,750
Synaptics, Inc.(d)
06/15/2022	0.500%	5,500,000	5,121,875
Teradyne, Inc.(d)
12/15/2023	1.250%	3,500,000	4,517,188
VeriSign, Inc.(e),(f)
Junior Subordinated
08/15/2037	4.702%	5,000,000	15,193,750
Viavi Solutions, Inc.(d)
03/01/2024	1.000%	4,800,000	4,947,000
Workday, Inc.
07/15/2020	1.500%	4,350,000	6,334,687
Total			215,916,888
Tobacco 0.7%
Vector Group Ltd.(e),(f)
04/15/2020	1.750%	4,720,000	5,390,193
Transportation Services 0.9%
Aegean Marine Petroleum Network, Inc.(d)
12/15/2021	4.250%	5,200,000	3,902,163
Ship Finance International Ltd.
10/15/2021	5.750%	3,500,000	3,316,250
Total			7,218,413
Wireless 0.5%
Ciena Corp.
12/15/2020	4.000%	3,000,000	3,946,875
Total Convertible Bonds (Cost $494,252,272)			529,793,687

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Convertible Preferred Stocks 24.8%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Staples 1.7%
Food Products 1.7%
Bunge Ltd.	4.875%	72,500	7,646,503
Post Holdings, Inc.	2.500%	36,000	5,769,000
Total			13,415,503
Total Consumer Staples			13,415,503
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Hess Corp.	8.000%	105,000	5,244,750
WPX Energy, Inc.	6.250%	85,000	4,057,900
Total			9,302,650
Total Energy			9,302,650
Financials 4.2%
Banks 2.5%
Bank of America Corp.	7.250%	15,000	19,770,000
Capital Markets 1.7%
AMG Capital Trust II	5.150%	130,000	7,889,375
Cowen, Inc.	5.625%	6,200	5,351,282
Total			13,240,657
Total Financials			33,010,657
Health Care 6.5%
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	6.125%	220,000	12,236,400
Health Care Providers & Services 2.3%
Anthem, Inc.	5.250%	350,000	18,368,000
Pharmaceuticals 2.6%
Allergan PLC	5.500%	25,500	20,890,620
Total Health Care			51,495,020
Industrials 1.5%
Machinery 1.5%
Rexnord Corp.	5.750%	72,500	3,982,425
Stanley Black & Decker, Inc.	5.375%	72,500	8,024,300
Total			12,006,725
Total Industrials			12,006,725
Information Technology 2.6%
Electronic Equipment, Instruments & Components 1.0%
Belden, Inc.	6.750%	75,000	7,897,575
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Internet Software & Services 1.2%
Mandatory Exchangeable Trust(d)	5.750%	47,500	9,271,050
Technology Hardware, Storage & Peripherals 0.4%
NCR Corp. PIK	5.500%	2,435	3,491,829
Total Information Technology			20,660,454
Materials 0.5%
Chemicals 0.5%
A. Schulman, Inc.	6.000%	5,175	4,395,179
Total Materials			4,395,179
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITS) 3.4%
American Tower Corp.	5.500%	80,000	10,436,000
Crown Castle International Corp.	6.875%	7,700	8,632,971
Welltower, Inc.	6.500%	117,500	7,772,625
Total			26,841,596
Total Real Estate			26,841,596
Telecommunication Services 1.0%
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc.	5.500%	76,000	7,961,000
Total Telecommunication Services			7,961,000
Utilities 2.2%
Electric Utilities 1.3%
NextEra Energy, Inc.	6.371%	150,000	10,173,750
Multi-Utilities 0.9%
DTE Energy Co.	6.500%	135,000	7,622,100
Total Utilities			17,795,850
Total Convertible Preferred Stocks (Cost $174,615,947)			196,884,634

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(h),(i)	28,170,916	28,170,916
Total Money Market Funds (Cost $28,169,348)		28,170,916
Total Investments (Cost: $718,562,436)		792,888,272
Other Assets & Liabilities, Net		1,724,873
Net Assets		794,613,145

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Convertible Securities Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $2,295,715, which represents 0.29% of net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $193,854,065, which represents 24.40% of net assets.
(e)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(f)	Variable rate security.
(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	32,345,699	146,037,205	(150,211,988)	28,170,916	1,064	1,568	100,780	28,170,916
Abbreviation Legend
PIK	Payment In Kind
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	3,857,360	—	—	—	3,857,360
Energy	—	—	2,295,715	—	2,295,715
Industrials	3,724,000	—	—	—	3,724,000
Information Technology	20,247,880	—	—	—	20,247,880
Real Estate	4,003,230	—	—	—	4,003,230
Utilities	3,910,850	—	—	—	3,910,850
Total Common Stocks	35,743,320	—	2,295,715	—	38,039,035
Convertible Bonds	—	529,793,687	—	—	529,793,687
Convertible Preferred Stocks
Consumer Staples	—	13,415,503	—	—	13,415,503
Energy	9,302,650	—	—	—	9,302,650
Financials	19,770,000	13,240,657	—	—	33,010,657
Health Care	51,495,020	—	—	—	51,495,020
Industrials	12,006,725	—	—	—	12,006,725
Information Technology	7,897,575	12,762,879	—	—	20,660,454
Materials	—	4,395,179	—	—	4,395,179
Real Estate	26,841,596	—	—	—	26,841,596
Telecommunication Services	7,961,000	—	—	—	7,961,000
Utilities	17,795,850	—	—	—	17,795,850
Total Convertible Preferred Stocks	153,070,416	43,814,218	—	—	196,884,634
Money Market Funds	—	—	—	28,170,916	28,170,916
Total Investments	188,813,736	573,607,905	2,295,715	28,170,916	792,888,272
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Convertible Securities Fund | Semiannual Report 2017

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$690,393,088
Investments in affiliated issuers, at cost	28,169,348
Investments in unaffiliated issuers, at value	764,717,356
Investments in affiliated issuers, at value	28,170,916
Receivable for:
Investments sold	447,024
Capital shares sold	1,190,586
Regulatory settlements (Note 6)	2,024,844
Dividends	710,748
Interest	3,312,879
Expense reimbursement due from Investment Manager	1,915
Prepaid expenses	5,040
Other assets	27,907
Total assets	800,609,215
Liabilities
Payable for:
Investments purchased	4,108,664
Capital shares purchased	1,611,988
Management services fees	17,343
Distribution and/or service fees	2,739
Transfer agent fees	83,476
Compensation of board members	126,212
Compensation of chief compliance officer	82
Other expenses	45,566
Total liabilities	5,996,070
Net assets applicable to outstanding capital stock	$794,613,145
Represented by
Paid in capital	752,889,399
Excess of distributions over net investment income	(4,033,183)
Accumulated net realized loss	(28,568,907)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	74,324,268
Investments - affiliated issuers	1,568
Total - representing net assets applicable to outstanding capital stock	$794,613,145
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$242,968,870
Shares outstanding	12,372,122
Net asset value per share	$19.64
Maximum offering price per share(a)	$20.84
Class C
Net assets	$38,242,245
Shares outstanding	1,954,626
Net asset value per share	$19.56
Class R
Net assets	$3,350,525
Shares outstanding	170,778
Net asset value per share	$19.62
Class R4
Net assets	$16,868,938
Shares outstanding	850,651
Net asset value per share	$19.83
Class R5
Net assets	$72,888,410
Shares outstanding	3,679,073
Net asset value per share	$19.81
Class T(b)
Net assets	$48,160
Shares outstanding	2,459
Net asset value per share(c)	$19.58
Maximum offering price per share(d)	$20.08
Class Y
Net assets	$90,323,434
Shares outstanding	4,525,619
Net asset value per share	$19.96
Class Z
Net assets	$329,922,563
Shares outstanding	16,771,021
Net asset value per share	$19.67

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Convertible Securities Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,922,299
Dividends — affiliated issuers	100,780
Interest	8,044,232
Total income	14,067,311
Expenses:
Management services fees	3,042,801
Distribution and/or service fees
Class A	299,606
Class B(a)	399
Class C	200,276
Class R	8,134
Class T(b)	64
Transfer agent fees
Class A	158,268
Class B(a)	55
Class C	26,508
Class I(c)	581
Class R	2,152
Class R4	9,094
Class R5	20,800
Class T(b)	34
Class Y	3,991
Class Z	200,762
Compensation of board members	19,135
Custodian fees	4,956
Printing and postage fees	30,202
Registration fees	68,339
Audit fees	17,182
Legal fees	6,787
Compensation of chief compliance officer	78
Other	12,117
Total expenses	4,132,321
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(375,260)
Expense reduction	(680)
Total net expenses	3,756,381
Net investment income	10,310,930
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,554,944
Investments — affiliated issuers	1,064
Net realized gain	14,556,008
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	25,668,866
Investments — affiliated issuers	1,568
Net change in unrealized appreciation (depreciation)	25,670,434
Net realized and unrealized gain	40,226,442
Net increase in net assets resulting from operations	$50,537,372

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment income	$10,310,930	$19,526,721
Net realized gain	14,556,008	19,840,597
Net change in unrealized appreciation (depreciation)	25,670,434	124,167,599
Net increase in net assets resulting from operations	50,537,372	163,534,917
Distributions to shareholders
Net investment income
Class A	(3,164,005)	(6,822,512)
Class B(a)	(1,037)	(3,540)
Class C	(396,702)	(704,524)
Class I(b)	(667,657)	(2,339,410)
Class R	(39,592)	(63,524)
Class R4	(189,573)	(251,988)
Class R5	(1,010,619)	(1,585,722)
Class T(c)	(661)	(1,964)
Class Y	(688,052)	(26,484)
Class Z	(4,453,918)	(5,445,482)
Total distributions to shareholders	(10,611,816)	(17,245,150)
Increase (decrease) in net assets from capital stock activity	27,052,670	(106,641,657)
Total increase in net assets	66,978,226	39,648,110
Net assets at beginning of period	727,634,919	687,986,809
Net assets at end of period	$794,613,145	$727,634,919
Excess of distributions over net investment income	$(4,033,183)	$(3,732,297)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Convertible Securities Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	1,684,376	31,936,859	3,650,467	63,376,934
Distributions reinvested	103,816	1,938,992	274,871	4,751,184
Redemptions	(4,930,799)	(91,987,254)	(7,474,044)	(127,018,452)
Net decrease	(3,142,607)	(58,111,403)	(3,548,706)	(58,890,334)
Class B(a)
Subscriptions	14	240	489	7,750
Distributions reinvested	43	772	160	2,722
Redemptions (b)	(8,944)	(166,122)	(13,853)	(226,366)
Net decrease	(8,887)	(165,110)	(13,204)	(215,894)
Class C
Subscriptions	205,064	3,871,668	248,250	4,360,350
Distributions reinvested	17,083	318,275	29,883	520,998
Redemptions	(537,393)	(10,137,147)	(1,158,471)	(19,420,721)
Net decrease	(315,246)	(5,947,204)	(880,338)	(14,539,373)
Class I(c)
Subscriptions	—	—	35,942	648,742
Distributions reinvested	36,463	667,718	135,771	2,339,342
Redemptions	(4,598,386)	(84,470,170)	(1,748,796)	(29,167,945)
Net decrease	(4,561,923)	(83,802,452)	(1,577,083)	(26,179,861)
Class R
Subscriptions	16,166	304,818	54,411	934,111
Distributions reinvested	526	9,823	903	15,678
Redemptions	(19,885)	(373,441)	(42,672)	(747,023)
Net increase (decrease)	(3,193)	(58,800)	12,642	202,766
Class R4
Subscriptions	317,507	6,123,768	458,751	8,033,043
Distributions reinvested	10,043	189,535	14,554	251,816
Redemptions	(103,270)	(1,983,539)	(803,788)	(13,301,085)
Net increase (decrease)	224,280	4,329,764	(330,483)	(5,016,226)
Class R5
Subscriptions	655,604	12,529,922	2,287,436	39,026,750
Distributions reinvested	53,672	1,010,579	90,801	1,585,657
Redemptions	(502,551)	(9,582,224)	(1,452,964)	(25,240,211)
Net increase	206,725	3,958,277	925,273	15,372,196
Class T(d)
Distributions reinvested	33	626	110	1,906
Redemptions	(2,037)	(37,666)	(905)	(15,336)
Net decrease	(2,004)	(37,040)	(795)	(13,430)
Class Y(c)
Subscriptions	4,658,995	86,806,920	18,185	322,982
Distributions reinvested	35,457	687,416	1,506	26,421
Redemptions	(235,805)	(4,594,128)	(5,754)	(99,190)
Net increase	4,458,647	82,900,208	13,937	250,213
Class Z
Subscriptions	6,827,973	128,053,638	4,713,698	82,419,862
Distributions reinvested	153,380	2,869,054	169,768	2,934,757
Redemptions	(2,480,992)	(46,936,262)	(6,097,933)	(102,966,333)
Net increase (decrease)	4,500,361	83,986,430	(1,214,467)	(17,611,714)
Total net increase (decrease)	1,356,153	27,052,670	(6,613,224)	(106,641,657)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(d)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Convertible Securities Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Convertible Securities Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$18.64	0.25	1.01	1.26	(0.26)	—
2/28/2017	$15.07	0.47	3.52	3.99	(0.42)	—
2/29/2016	$19.53	0.38	(3.25)	(2.87)	(0.75)	(0.87)
2/28/2015	$19.22	0.28	0.92	1.20	(0.43)	(0.46)
2/28/2014	$15.68	0.34	3.58	3.92	(0.38)	—
2/28/2013	$14.99	0.41	0.73	1.14	(0.45)	—
Class C
8/31/2017 (c)	$18.57	0.17	1.01	1.18	(0.19)	—
2/28/2017	$15.02	0.34	3.50	3.84	(0.29)	—
2/29/2016	$19.46	0.25	(3.24)	(2.99)	(0.61)	(0.87)
2/28/2015	$19.16	0.14	0.91	1.05	(0.29)	(0.46)
2/28/2014	$15.63	0.21	3.58	3.79	(0.26)	—
2/28/2013	$14.95	0.30	0.72	1.02	(0.34)	—
Class R
8/31/2017 (c)	$18.62	0.22	1.01	1.23	(0.23)	—
2/28/2017	$15.06	0.42	3.51	3.93	(0.37)	—
2/29/2016	$19.51	0.34	(3.24)	(2.90)	(0.71)	(0.87)
2/28/2015	$19.21	0.24	0.90	1.14	(0.38)	(0.46)
2/28/2014	$15.67	0.30	3.58	3.88	(0.34)	—
2/28/2013	$14.99	0.38	0.72	1.10	(0.42)	—
Class R4
8/31/2017 (c)	$18.82	0.27	1.02	1.29	(0.28)	—
2/28/2017	$15.21	0.50	3.57	4.07	(0.46)	—
2/29/2016	$19.69	0.45	(3.29)	(2.84)	(0.80)	(0.87)
2/28/2015	$19.37	0.33	0.93	1.26	(0.48)	(0.46)
2/28/2014	$15.80	0.37	3.62	3.99	(0.42)	—
2/28/2013 (h)	$14.75	0.14	1.04	1.18	(0.13)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Convertible Securities Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.26)	—	$19.64	6.82%	1.22% (d)	1.13% (d),(e)	2.56% (d)	29%	$242,969
(0.42)	—	$18.64	26.68%	1.25%	1.13% (e)	2.73%	72%	$289,232
(1.62)	0.03	$15.07	(15.46%) (f)	1.23% (g)	1.11% (e),(g)	2.11%	71%	$287,364
(0.89)	—	$19.53	6.44%	1.30% (g)	1.10% (e),(g)	1.49%	78%	$386,856
(0.38)	—	$19.22	25.38%	1.35%	1.12% (e)	1.97%	76%	$323,622
(0.45)	—	$15.68	7.84%	1.39%	1.15% (e)	2.80%	71%	$212,252

(0.19)	—	$19.56	6.39%	1.98% (d)	1.88% (d),(e)	1.83% (d)	29%	$38,242
(0.29)	—	$18.57	25.70%	2.00%	1.88% (e)	1.98%	72%	$42,161
(1.48)	0.03	$15.02	(16.06%) (f)	1.99% (g)	1.87% (e),(g)	1.38%	71%	$47,322
(0.75)	—	$19.46	5.62%	2.05% (g)	1.85% (e),(g)	0.74%	78%	$54,655
(0.26)	—	$19.16	24.46%	2.10%	1.87% (e)	1.21%	76%	$32,250
(0.34)	—	$15.63	6.99%	2.14%	1.90% (e)	2.05%	71%	$17,617

(0.23)	—	$19.62	6.69%	1.48% (d)	1.38% (d),(e)	2.33% (d)	29%	$3,351
(0.37)	—	$18.62	26.32%	1.50%	1.38% (e)	2.44%	72%	$3,240
(1.58)	0.03	$15.06	(15.63%) (f)	1.49% (g)	1.37% (e),(g)	1.91%	71%	$2,429
(0.84)	—	$19.51	6.13%	1.55% (g)	1.35% (e),(g)	1.24%	78%	$2,412
(0.34)	—	$19.21	25.08%	1.60%	1.37% (e)	1.72%	76%	$2,423
(0.42)	—	$15.67	7.55%	1.64%	1.40% (e)	2.56%	71%	$1,894

(0.28)	—	$19.83	6.94%	0.98% (d)	0.88% (d),(e)	2.82% (d)	29%	$16,869
(0.46)	—	$18.82	27.00%	1.00%	0.88% (e)	2.95%	72%	$11,789
(1.67)	0.03	$15.21	(15.21%) (f)	1.00% (g)	0.87% (e),(g)	2.59%	71%	$14,556
(0.94)	—	$19.69	6.71%	1.05% (g)	0.85% (e),(g)	1.74%	78%	$3,027
(0.42)	—	$19.37	25.68%	1.10%	0.85% (e)	2.09%	76%	$685
(0.13)	—	$15.80	8.05%	1.24% (d)	0.92% (d)	2.96% (d)	71%	$3
Columbia Convertible Securities Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
8/31/2017 (c)	$18.80	0.28	1.02	1.30	(0.29)	—
2/28/2017	$15.20	0.52	3.55	4.07	(0.47)	—
2/29/2016	$19.68	0.45	(3.27)	(2.82)	(0.82)	(0.87)
2/28/2015	$19.37	0.35	0.92	1.27	(0.50)	(0.46)
2/28/2014	$15.80	0.40	3.62	4.02	(0.45)	—
2/28/2013 (i)	$14.75	0.14	1.04	1.18	(0.13)	—
Class T(j)
8/31/2017 (c)	$18.59	0.24	1.01	1.25	(0.26)	—
2/28/2017	$15.03	0.46	3.52	3.98	(0.42)	—
2/29/2016	$19.48	0.38	(3.23)	(2.85)	(0.76)	(0.87)
2/28/2015	$19.20	0.31	0.87	1.18	(0.44)	(0.46)
2/28/2014	$15.66	0.34	3.58	3.92	(0.38)	—
2/28/2013	$14.98	0.42	0.72	1.14	(0.46)	—
Class Y
8/31/2017 (c)	$18.94	0.29	1.02	1.31	(0.29)	—
2/28/2017	$15.31	0.53	3.58	4.11	(0.48)	—
2/29/2016	$19.81	0.51	(3.34)	(2.83)	(0.83)	(0.87)
2/28/2015 (k)	$19.21	0.13	0.90	1.03	(0.13)	(0.30)
Class Z
8/31/2017 (c)	$18.67	0.27	1.01	1.28	(0.28)	—
2/28/2017	$15.10	0.51	3.52	4.03	(0.46)	—
2/29/2016	$19.56	0.42	(3.24)	(2.82)	(0.80)	(0.87)
2/28/2015	$19.25	0.33	0.92	1.25	(0.48)	(0.46)
2/28/2014	$15.70	0.38	3.59	3.97	(0.42)	—
2/28/2013	$15.01	0.45	0.73	1.18	(0.49)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(k)	Class Y shares commenced operations on October 1, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Convertible Securities Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.29)	—	$19.81	6.99%	0.91% (d)	0.80% (d)	2.91% (d)	29%	$72,888
(0.47)	—	$18.80	27.08%	0.90%	0.79%	3.02%	72%	$65,291
(1.69)	0.03	$15.20	(15.13%) (f)	0.87% (g)	0.76% (g)	2.48%	71%	$38,717
(0.96)	—	$19.68	6.80%	0.86% (g)	0.73% (g)	1.86%	78%	$35,859
(0.45)	—	$19.37	25.86%	0.90%	0.71%	2.25%	76%	$946
(0.13)	—	$15.80	8.08%	1.01% (d)	0.79% (d)	3.09% (d)	71%	$3

(0.26)	—	$19.58	6.78%	1.22% (d)	1.13% (d),(e)	2.54% (d)	29%	$48
(0.42)	—	$18.59	26.69%	1.25%	1.13% (e)	2.70%	72%	$83
(1.63)	0.03	$15.03	(15.43%) (f)	1.23% (g)	1.11% (e),(g)	2.07%	71%	$79
(0.90)	—	$19.48	6.33%	1.25% (g)	1.05% (e),(g)	1.55%	78%	$130
(0.38)	—	$19.20	25.41%	1.35%	1.12% (e)	1.98%	76%	$28,153
(0.46)	—	$15.66	7.87%	1.39%	1.15% (e)	2.83%	71%	$26,640

(0.29)	—	$19.96	7.02%	0.85% (d)	0.75% (d)	2.96% (d)	29%	$90,323
(0.48)	—	$18.94	27.14%	0.85%	0.74%	3.06%	72%	$1,269
(1.70)	0.03	$15.31	(15.09%) (f)	0.84% (g)	0.72% (g)	3.01%	71%	$812
(0.43)	—	$19.81	5.48%	0.81% (d),(g)	0.69% (d),(g)	1.88% (d)	78%	$61

(0.28)	—	$19.67	6.94%	0.98% (d)	0.88% (d),(e)	2.85% (d)	29%	$329,923
(0.46)	—	$18.67	26.94%	1.00%	0.88% (e)	2.97%	72%	$229,113
(1.67)	0.03	$15.10	(15.21%) (f)	0.98% (g)	0.86% (e),(g)	2.27%	71%	$203,574
(0.94)	—	$19.56	6.70%	1.05% (g)	0.85% (e),(g)	1.74%	78%	$816,941
(0.42)	—	$19.25	25.72%	1.10%	0.87% (e)	2.18%	76%	$465,328
(0.49)	—	$15.70	8.10%	1.14%	0.90% (e)	3.06%	71%	$120,906
Columbia Convertible Securities Fund | Semiannual Report 2017	21

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
22	Columbia Convertible Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Convertible Securities Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
24	Columbia Convertible Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.80% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $1,105.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Convertible Securities Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class I and Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class B	0.06 (a),(b)
Class C	0.13
Class I	0.00 (b),(c)
Class R	0.13
Class R4	0.13
Class R5	0.06
Class T	0.13
Class Y	0.01
Class Z	0.13

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $680.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
26	Columbia Convertible Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $185,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class A	128,896
Class C	1,362
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2018
Class A	1.13%
Class C	1.88
Class R	1.38
Class R4	0.88
Class R5	0.80
Class T	1.13
Class Y	0.75
Class Z	0.88
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
Columbia Convertible Securities Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
718,562,000	104,021,000	(29,695,000)	74,326,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	35,611,938	6,669,564	42,281,502
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $233,970,878 and $214,312,577, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Regulatory settlements
During the year ended February 29, 2016, the Fund recorded a receivable of $2,024,844 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against a third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding) and is disclosed as a receivable on the Statement of Assets and Liabilities.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
28	Columbia Convertible Securities Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 9. Significant risks
Convertible securities risk
Convertible debt securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At August 31, 2017, one unaffiliated shareholder of record owned 26.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 26.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
Columbia Convertible Securities Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Convertible Securities Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Convertible Securities Fund | Semiannual Report 2017	31

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Convertible Securities Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Convertible Securities Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Convertible Securities Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Convertible Securities Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR134_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Select Large Cap Equity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Large Cap Equity Fund   |  Semiannual Report 2017

Columbia Select Large Cap Equity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Large Cap Equity Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Peter Santoro, CFA
Co-manager
Managed Fund since 2004
Melda Mergen, CFA, CAIA
Co-manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/02/99	8.27	19.03	14.19	7.32
	Including sales charges		2.06	12.22	12.86	6.68
Class C	Excluding sales charges	08/02/99	7.95	18.21	13.35	6.52
	Including sales charges		6.95	17.21	13.35	6.52
Class R4*		07/05/17	8.46	19.37	14.48	7.58
Class R5*		11/08/12	8.47	19.45	14.60	7.63
Class T*	Excluding sales charges	09/27/10	8.35	19.13	14.21	7.35
	Including sales charges		5.62	16.17	13.63	7.07
Class Y*		03/01/17	8.56	19.48	14.50	7.59
Class Z		10/02/98	8.53	19.44	14.49	7.59
S&P 500 Index			5.65	16.23	14.34	7.61
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Apple, Inc.	5.2
Microsoft Corp.	3.7
Johnson & Johnson	3.6
Berkshire Hathaway, Inc., Class B	3.2
JPMorgan Chase & Co.	3.1
Amazon.com, Inc.	3.1
Facebook, Inc., Class A	3.0
Alphabet, Inc., Class C	2.5
Exxon Mobil Corp.	2.4
Citigroup, Inc.	2.4
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	96.3
Money Market Funds	3.7
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	13.5
Consumer Staples	8.6
Energy	6.2
Financials	15.7
Health Care	12.8
Industrials	9.2
Information Technology	24.0
Materials	3.1
Real Estate	3.2
Utilities	3.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Select Large Cap Equity Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,082.70	1,019.36	6.09	5.90	1.16
Class C	1,000.00	1,000.00	1,079.50	1,015.58	10.01	9.70	1.91
Class R4	1,000.00	1,000.00	1,027.90 (a)	1,020.67	1.40 (a)	4.58	0.90 (a)
Class R5	1,000.00	1,000.00	1,084.70	1,020.92	4.47	4.33	0.85
Class T (formerly Class W)	1,000.00	1,000.00	1,083.50	1,019.36	6.09	5.90	1.16
Class Y	1,000.00	1,000.00	1,070.10	1,021.22	4.08	4.02	0.79
Class Z	1,000.00	1,000.00	1,085.30	1,020.62	4.78	4.63	0.91
(a)	Based on operations from July 5, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.1%
Issuer	Shares	Value ($)
Consumer Discretionary 12.9%
Automobiles 1.3%
General Motors Co.	227,088	8,297,795
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	19,471	19,093,263
Expedia, Inc.	49,971	7,413,697
Total		26,506,960
Media 3.0%
Comcast Corp., Class A	323,825	13,150,533
DISH Network Corp., Class A(a)	112,326	6,435,157
Total		19,585,690
Specialty Retail 3.5%
Home Depot, Inc. (The)	81,349	12,191,775
TJX Companies, Inc. (The)	145,843	10,544,449
Total		22,736,224
Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	57,066	7,184,039
Total Consumer Discretionary		84,310,708
Consumer Staples 8.3%
Beverages 2.1%
PepsiCo, Inc.	119,182	13,792,933
Food & Staples Retailing 1.2%
SYSCO Corp.	149,417	7,869,793
Food Products 3.1%
General Mills, Inc.	117,382	6,251,766
Lamb Weston Holdings, Inc.	156,463	7,115,937
Tyson Foods, Inc., Class A	104,447	6,611,495
Total		19,979,198
Tobacco 1.9%
Philip Morris International, Inc.	104,686	12,240,934
Total Consumer Staples		53,882,858
Energy 6.0%
Energy Equipment & Services 1.0%
Halliburton Co.	166,987	6,507,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 5.0%
EOG Resources, Inc.	108,604	9,230,254
Exxon Mobil Corp.	200,231	15,283,632
Suncor Energy, Inc.	251,606	7,882,816
Total		32,396,702
Total Energy		38,904,185
Financials 15.0%
Banks 6.7%
Citigroup, Inc.	224,336	15,261,578
Citizens Financial Group, Inc.	271,698	9,001,355
JPMorgan Chase & Co.	210,335	19,117,348
Total		43,380,281
Capital Markets 4.5%
BlackRock, Inc.	24,980	10,466,870
Invesco Ltd.	254,285	8,335,462
Morgan Stanley	231,753	10,544,762
Total		29,347,094
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B(a)	109,921	19,913,288
Thrifts & Mortgage Finance 0.8%
MGIC Investment Corp.(a)	451,031	5,164,305
Total Financials		97,804,968
Health Care 12.3%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.(a)	47,805	6,807,910
BioMarin Pharmaceutical, Inc.(a)	35,011	3,157,642
TESARO, Inc.(a)	22,680	2,928,895
Vertex Pharmaceuticals, Inc.(a)	33,859	5,435,724
Total		18,330,171
Health Care Equipment & Supplies 1.1%
Zimmer Biomet Holdings, Inc.	62,045	7,089,882
Health Care Providers & Services 3.3%
Aetna, Inc.	73,826	11,642,361
Humana, Inc.	37,971	9,782,089
Total		21,424,450
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	56,586	10,589,504

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.5%
Johnson & Johnson	170,376	22,552,671
Total Health Care		79,986,678
Industrials 8.8%
Aerospace & Defense 1.8%
L3 Technologies, Inc.	64,203	11,651,560
Airlines 0.9%
United Continental Holdings, Inc.(a)	91,710	5,682,352
Industrial Conglomerates 2.1%
Honeywell International, Inc.	98,528	13,623,467
Machinery 2.5%
Cummins, Inc.	58,059	9,253,443
Ingersoll-Rand PLC	84,368	7,204,184
Total		16,457,627
Road & Rail 1.5%
Norfolk Southern Corp.	80,387	9,688,241
Total Industrials		57,103,247
Information Technology 23.1%
Communications Equipment 1.6%
Cisco Systems, Inc.	315,188	10,152,205
Internet Software & Services 6.3%
Alphabet, Inc., Class A(a)	7,214	6,891,101
Alphabet, Inc., Class C(a)	16,783	15,764,776
Facebook, Inc., Class A(a)	108,070	18,584,798
Total		41,240,675
IT Services 2.7%
Booz Allen Hamilton Holdings Corp.	166,009	5,662,567
MasterCard, Inc., Class A	89,860	11,978,338
Total		17,640,905
Semiconductors & Semiconductor Equipment 2.7%
Broadcom Ltd.	47,555	11,987,189
NVIDIA Corp.	34,181	5,791,628
Total		17,778,817
Software 4.8%
Electronic Arts, Inc.(a)	63,698	7,739,307
Microsoft Corp.	311,819	23,314,707
Total		31,054,014
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	197,152	32,332,928
Total Information Technology		150,199,544
Materials 3.0%
Chemicals 1.4%
Eastman Chemical Co.	102,985	8,877,307
Containers & Packaging 1.6%
International Paper Co.	197,524	10,640,618
Total Materials		19,517,925
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	73,376	10,863,317
Equity LifeStyle Properties, Inc.	103,242	9,204,024
Total		20,067,341
Total Real Estate		20,067,341
Utilities 3.6%
Electric Utilities 3.6%
American Electric Power Co., Inc.	159,969	11,778,517
Edison International	143,255	11,486,186
Total		23,264,703
Total Utilities		23,264,703
Total Common Stocks (Cost $464,972,288)		625,042,157

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(c)	24,036,182	24,036,182
Total Money Market Funds (Cost $24,034,891)		24,036,182
Total Investments (Cost: $489,007,179)		649,078,339
Other Assets & Liabilities, Net		1,264,456
Net Assets		650,342,795

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	8,372,715	84,236,635	(68,573,168)	24,036,182	(636)	1,291	73,856	24,036,182
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	84,310,708	—	—	—	84,310,708
Consumer Staples	53,882,858	—	—	—	53,882,858
Energy	38,904,185	—	—	—	38,904,185
Financials	97,804,968	—	—	—	97,804,968
Health Care	79,986,678	—	—	—	79,986,678
Industrials	57,103,247	—	—	—	57,103,247
Information Technology	150,199,544	—	—	—	150,199,544
Materials	19,517,925	—	—	—	19,517,925
Real Estate	20,067,341	—	—	—	20,067,341
Utilities	23,264,703	—	—	—	23,264,703
Total Common Stocks	625,042,157	—	—	—	625,042,157
Money Market Funds	—	—	—	24,036,182	24,036,182
Total Investments	625,042,157	—	—	24,036,182	649,078,339
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$464,972,288
Investments in affiliated issuers, at cost	24,034,891
Investments in unaffiliated issuers, at value	625,042,157
Investments in affiliated issuers, at value	24,036,182
Receivable for:
Capital shares sold	6,953
Regulatory settlements (Note 6)	387,115
Dividends	1,277,073
Foreign tax reclaims	6,447
Expense reimbursement due from Investment Manager	354
Prepaid expenses	4,671
Trustees’ deferred compensation plan	6,214
Other assets	53,563
Total assets	650,820,729
Liabilities
Due to custodian	50
Payable for:
Capital shares purchased	237,608
Management services fees	13,441
Distribution and/or service fees	1,128
Transfer agent fees	46,459
Compensation of board members	138,845
Compensation of chief compliance officer	72
Other expenses	34,117
Trustees’ deferred compensation plan	6,214
Total liabilities	477,934
Net assets applicable to outstanding capital stock	$650,342,795
Represented by
Paid in capital	464,137,377
Undistributed net investment income	3,102,258
Accumulated net realized gain	23,032,000
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	160,069,869
Investments - affiliated issuers	1,291
Total - representing net assets applicable to outstanding capital stock	$650,342,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$141,072,604
Shares outstanding	9,988,821
Net asset value per share	$14.12
Maximum offering price per share(a)	$14.98
Class C
Net assets	$6,138,512
Shares outstanding	471,131
Net asset value per share	$13.03
Class R4
Net assets	$2,570
Shares outstanding	184
Net asset value per share(b)	$13.99
Class R5
Net assets	$9,913,072
Shares outstanding	687,948
Net asset value per share	$14.41
Class T(c)
Net assets	$2,670
Shares outstanding	189
Net asset value per share(b)	$14.12
Maximum offering price per share(d)	$14.48
Class Y
Net assets	$326,837,087
Shares outstanding	23,577,643
Net asset value per share	$13.86
Class Z
Net assets	$166,376,280
Shares outstanding	11,853,849
Net asset value per share	$14.04

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,113,287
Dividends — affiliated issuers	73,856
Foreign taxes withheld	(25,042)
Total income	6,162,101
Expenses:
Management services fees	2,405,698
Distribution and/or service fees
Class A	171,177
Class B(a)	273
Class C	29,116
Class T(b)	3
Transfer agent fees
Class A	100,877
Class B(a)	41
Class C	4,285
Class I(c)	2,079
Class R4(d)	1
Class R5	1,961
Class T(b)	2
Class Y	13,726
Class Z	121,419
Compensation of board members	18,926
Custodian fees	3,729
Printing and postage fees	17,656
Registration fees	42,738
Audit fees	14,185
Legal fees	6,273
Compensation of chief compliance officer	61
Other	19,965
Total expenses	2,974,191
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(74,481)
Expense reduction	(1,840)
Total net expenses	2,897,870
Net investment income	3,264,231
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,483,995
Investments — affiliated issuers	(636)
Foreign currency translations	932
Options purchased	1,278,284
Options contracts written	43,806
Net realized gain	23,806,381
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	23,959,120
Investments — affiliated issuers	1,291
Net change in unrealized appreciation (depreciation)	23,960,411
Net realized and unrealized gain	47,766,792
Net increase in net assets resulting from operations	$51,031,023

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(d)	Class R4 shares are based on operations from July 5, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment income	$3,264,231	$6,963,088
Net realized gain	23,806,381	13,384,011
Net change in unrealized appreciation (depreciation)	23,960,411	98,334,259
Net increase in net assets resulting from operations	51,031,023	118,681,358
Distributions to shareholders
Net investment income
Class A	(89,497)	(1,188,101)
Class B(a)	—	(501)
Class C	—	(15,263)
Class I(b)	—	(3,654,656)
Class R5	(10,846)	(3,410)
Class T(c)	(2)	(22)
Class Y	(405,837)	—
Class Z	(170,331)	(1,800,295)
Net realized gains
Class A	(1,137,854)	(1,294,108)
Class B(a)	(575)	(1,751)
Class C	(50,950)	(53,358)
Class I(b)	—	(2,840,239)
Class R5	(78,111)	(1,772)
Class T(c)	(22)	(23)
Class Y	(2,748,642)	—
Class Z	(1,385,956)	(1,560,327)
Total distributions to shareholders	(6,078,623)	(12,413,826)
Increase (decrease) in net assets from capital stock activity	(396,568)	9,231,262
Total increase in net assets	44,555,832	115,498,794
Net assets at beginning of period	605,786,963	490,288,169
Net assets at end of period	$650,342,795	$605,786,963
Undistributed net investment income	$3,102,258	$514,540

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)(a)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	561,803	7,762,398	517,829	6,240,507
Distributions reinvested	23,587	325,500	55,575	679,642
Redemptions	(978,027)	(13,207,569)	(1,240,785)	(15,008,061)
Net decrease	(392,637)	(5,119,671)	(667,381)	(8,087,912)
Class B(b)
Subscriptions	5	61	3,130	36,085
Distributions reinvested	38	488	150	1,706
Redemptions (c)	(9,001)	(114,088)	(13,867)	(158,762)
Net decrease	(8,958)	(113,539)	(10,587)	(120,971)
Class C
Subscriptions	138,588	1,758,728	103,363	1,182,623
Distributions reinvested	3,447	43,948	4,622	52,507
Redemptions	(138,088)	(1,751,916)	(111,287)	(1,250,659)
Net increase (decrease)	3,947	50,760	(3,302)	(15,529)
Class I(d)
Subscriptions	32,752	433,607	5,909,910	70,180,278
Distributions reinvested	—	—	535,127	6,494,839
Redemptions	(23,277,026)	(303,501,028)	(3,179,233)	(38,652,195)
Net increase (decrease)	(23,244,274)	(303,067,421)	3,265,804	38,022,922
Class R4
Subscriptions	184	2,500	—	—
Net increase	184	2,500	—	—
Class R5
Subscriptions	668,905	9,276,281	129,628	1,527,024
Distributions reinvested	6,321	88,932	416	5,129
Redemptions	(7,322)	(102,730)	(123,823)	(1,530,998)
Net increase	667,904	9,262,483	6,221	1,155
Class Y(d)
Subscriptions	25,192,922	324,828,178	—	—
Distributions reinvested	233,145	3,154,453	—	—
Redemptions	(1,848,424)	(24,892,478)	—	—
Net increase	23,577,643	303,090,153	—	—
Class Z
Subscriptions	534,863	7,183,063	257,775	3,109,641
Distributions reinvested	66,195	906,870	152,592	1,851,203
Redemptions	(932,531)	(12,591,766)	(2,120,045)	(25,529,247)
Net decrease	(331,473)	(4,501,833)	(1,709,678)	(20,568,403)
Total net increase (decrease)	272,336	(396,568)	881,077	9,231,262

(a)	Class R4 shares are based on operations from July 5, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$13.16	0.05	1.04	1.09	(0.01)	(0.12)
2/28/2017	$10.85	0.12	2.43	2.55	(0.12)	(0.12)
2/29/2016	$12.86	0.05	(0.62)	(0.57)	(0.20)	(1.24)
2/28/2015	$13.10	0.23	1.53	1.76	(0.10)	(1.90)
2/28/2014	$15.21	0.11	3.03	3.14	(0.13)	(5.12)
2/28/2013	$14.09	0.10	1.66	1.76	(0.13)	(0.51)
Class C
8/31/2017 (c)	$12.18	0.00 (f)	0.97	0.97	—	(0.12)
2/28/2017	$10.07	0.03	2.24	2.27	(0.04)	(0.12)
2/29/2016	$12.04	(0.04)	(0.57)	(0.61)	(0.12)	(1.24)
2/28/2015	$12.39	0.14	1.42	1.56	(0.01)	(1.90)
2/28/2014	$14.63	0.00 (f)	2.89	2.89	(0.01)	(5.12)
2/28/2013	$13.58	(0.01)	1.60	1.59	(0.03)	(0.51)
Class R4
8/31/2017 (c),(h)	$13.61	0.03	0.35	0.38	—	—
Class R5
8/31/2017 (c)	$13.41	0.08	1.05	1.13	(0.01)	(0.12)
2/28/2017	$11.05	0.15	2.49	2.64	(0.16)	(0.12)
2/29/2016	$13.07	0.06	(0.60)	(0.54)	(0.24)	(1.24)
2/28/2015	$13.28	0.39	1.44	1.83	(0.14)	(1.90)
2/28/2014	$15.35	0.23	3.00	3.23	(0.18)	(5.12)
2/28/2013 (i)	$14.45	0.06	1.51	1.57	(0.16)	(0.51)
Class T(j)
8/31/2017 (c)	$13.15	0.05	1.05	1.10	(0.01)	(0.12)
2/28/2017	$10.85	0.12	2.42	2.54	(0.12)	(0.12)
2/29/2016	$12.86	0.04	(0.61)	(0.57)	(0.20)	(1.24)
2/28/2015	$13.10	0.23	1.53	1.76	(0.10)	(1.90)
2/28/2014	$15.20	0.11	3.04	3.15	(0.13)	(5.12)
2/28/2013	$14.09	0.10	1.66	1.76	(0.14)	(0.51)
Class Y
8/31/2017 (c),(k)	$13.08	0.08	0.83	0.91	(0.01)	(0.12)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	—	$14.12	8.27%	1.20% (d)	1.16% (d),(e)	0.78% (d)	21%	$141,073
(0.24)	—	$13.16	23.66%	1.22%	1.17% (e)	0.98%	67%	$136,584
(1.44)	0.00 (f)	$10.85	(5.38%) (g)	1.25%	1.18% (e)	0.41%	102%	$119,928
(2.00)	—	$12.86	14.26%	1.25%	1.18% (e)	1.79%	150%	$139,311
(5.25)	—	$13.10	23.89%	1.25%	1.19% (e)	0.75%	184%	$133,450
(0.64)	—	$15.21	12.83%	1.23%	1.19% (e)	0.70%	147%	$120,365

(0.12)	—	$13.03	7.95%	1.94% (d)	1.91% (d),(e)	0.03% (d)	21%	$6,139
(0.16)	—	$12.18	22.66%	1.97%	1.92% (e)	0.23%	67%	$5,692
(1.36)	0.00 (f)	$10.07	(6.05%) (g)	2.00%	1.93% (e)	(0.35%)	102%	$4,739
(1.91)	—	$12.04	13.38%	2.00%	1.93% (e)	1.16%	150%	$5,772
(5.13)	—	$12.39	23.01%	2.00%	1.94% (e)	0.01%	184%	$4,245
(0.54)	—	$14.63	11.94%	1.98%	1.94% (e)	(0.04%)	147%	$3,436

—	—	$13.99	2.79%	0.94% (d)	0.90% (d),(e)	1.18% (d)	21%	$3

(0.13)	—	$14.41	8.47%	0.87% (d)	0.85% (d)	1.14% (d)	21%	$9,913
(0.28)	—	$13.41	24.09%	0.86%	0.83%	1.21%	67%	$269
(1.48)	0.00 (f)	$11.05	(5.05%) (g)	0.86%	0.84%	0.47%	102%	$153
(2.04)	—	$13.07	14.67%	0.86%	0.85%	2.98%	150%	$143
(5.30)	—	$13.28	24.40%	0.86%	0.83%	1.77%	184%	$66
(0.67)	—	$15.35	11.15%	0.79% (d)	0.79% (d)	1.37% (d)	147%	$3

(0.13)	—	$14.12	8.35%	1.20% (d)	1.16% (d),(e)	0.77% (d)	21%	$3
(0.24)	—	$13.15	23.57%	1.22%	1.17% (e)	0.98%	67%	$2
(1.44)	0.00 (f)	$10.85	(5.36%) (g)	1.20%	1.18% (e)	0.37%	102%	$2
(2.00)	—	$12.86	14.29%	1.16%	1.16% (e)	1.74%	150%	$2
(5.25)	—	$13.10	24.01%	1.21%	1.19% (e)	0.75%	184%	$3
(0.65)	—	$15.20	12.78%	1.20%	1.17% (e)	0.72%	147%	$3

(0.13)	—	$13.86	7.01%	0.81% (d)	0.79% (d)	1.22% (d)	21%	$326,837
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
8/31/2017 (c)	$13.06	0.07	1.04	1.11	(0.01)	(0.12)
2/28/2017	$10.78	0.15	2.40	2.55	(0.15)	(0.12)
2/29/2016	$12.78	0.07	(0.60)	(0.53)	(0.23)	(1.24)
2/28/2015	$13.03	0.25	1.53	1.78	(0.13)	(1.90)
2/28/2014	$15.15	0.15	3.02	3.17	(0.17)	(5.12)
2/28/2013	$14.04	0.13	1.66	1.79	(0.17)	(0.51)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.
(h)	Class R4 shares commenced operations on July 5, 2017. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(k)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	—	$14.04	8.53%	0.95% (d)	0.91% (d),(e)	1.03% (d)	21%	$166,376
(0.27)	—	$13.06	23.83%	0.97%	0.92% (e)	1.23%	67%	$159,193
(1.47)	0.00 (f)	$10.78	(5.09%) (g)	1.00%	0.93% (e)	0.55%	102%	$149,765
(2.03)	—	$12.78	14.54%	1.00%	0.93% (e)	1.92%	150%	$209,909
(5.29)	—	$13.03	24.25%	1.00%	0.94% (e)	1.00%	184%	$255,142
(0.68)	—	$15.15	13.08%	0.98%	0.93% (e)	0.90%	147%	$373,397
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	17

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Class R4 shares commenced operations on July 5, 2017. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
18	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its
20	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage volatility and interest rate risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Equity risk	43,806	1,278,284	1,322,090
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2017:
Derivative instrument	Average value ($)*
Options contracts — purchased	7,174

*	Based on the ending daily outstanding amounts for the six months ended August 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
22	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.76% of the Fund’s average daily net assets.
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $1,008.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class I and Class Y shares.
24	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Class B	0.06 (a),(b)
Class C	0.15
Class I	0.00 (b),(c)
Class R4	0.14
Class R5	0.07
Class T	0.15
Class Y	0.01
Class Z	0.15

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $1,840.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class A	27,587
Class C	76
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through June 30, 2018	Prior to July 1, 2017
Class A	1.15%	1.17%
Class C	1.90	1.92
Class R4	0.90*	—
Class R5	0.865	0.84
Class T	1.15	1.17
Class Y	0.815	0.79
Class Z	0.90	0.92
*Expense cap rate is contractual from July 5, 2017 (the commencement of operations of Class R4 shares) through June 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
489,007,000	163,925,000	(3,854,000)	160,071,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $130,889,447 and $149,299,418, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Regulatory settlements
During the year ended February 29, 2016, the Fund recorded a receivable of $387,115 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against a third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding) and is disclosed as a receivable on the Statement of Assets and Liabilities.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2017, one unaffiliated shareholder of record owned 25.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 49.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.
Columbia Select Large Cap Equity Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
| Semiannual Report 2017	29

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratios. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	| Semiannual Report 2017

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
| Semiannual Report 2017	31

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
32	Columbia Select Large Cap Equity Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Large Cap Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR172_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Large Cap Enhanced Core Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Enhanced Core Fund   |  Semiannual Report 2017

Columbia Large Cap Enhanced Core Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Enhanced Core Fund (the Fund) seeks total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index.
Portfolio management
Brian Condon, CFA
Co-manager
Managed Fund since 2009
Peter Albanese
Co-manager
Managed Fund since 2014
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	6.96	17.38	14.02	7.37
Class R	01/23/06	6.80	17.04	13.75	7.10
Class R4*	07/01/15	7.07	17.62	14.14	7.43
Class R5*	06/25/14	7.10	17.73	14.28	7.49
Class Y*	07/15/09	7.12	17.77	14.46	7.70
Class Z	07/31/96	7.06	17.62	14.32	7.64
S&P 500 Index		5.65	16.23	14.34	7.61
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Apple, Inc.	4.1
Microsoft Corp.	3.5
Facebook, Inc., Class A	2.8
Alphabet, Inc., Class A	2.6
Johnson & Johnson	2.3
JPMorgan Chase & Co.	2.3
Bank of America Corp.	1.8
AT&T, Inc.	1.8
Pfizer, Inc.	1.7
Citigroup, Inc.	1.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	97.5
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	12.5
Consumer Staples	8.6
Energy	5.2
Financials	14.1
Health Care	14.9
Industrials	10.3
Information Technology	23.9
Materials	2.4
Real Estate	2.6
Telecommunication Services	1.9
Utilities	3.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.60	1,020.72	4.64	4.53	0.89
Class R	1,000.00	1,000.00	1,068.00	1,019.46	5.94	5.80	1.14
Class R4	1,000.00	1,000.00	1,070.70	1,021.98	3.34	3.26	0.64
Class R5	1,000.00	1,000.00	1,071.00	1,022.38	2.92	2.85	0.56
Class Y	1,000.00	1,000.00	1,071.20	1,022.63	2.66	2.60	0.51
Class Z	1,000.00	1,000.00	1,070.60	1,021.98	3.34	3.26	0.64
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 12.2%
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	30,500	2,503,745
Hilton Worldwide Holdings, Inc.	49,000	3,152,170
Royal Caribbean Cruises Ltd.	26,000	3,235,960
Total		8,891,875
Internet & Direct Marketing Retail 1.2%
Amazon.com, Inc.(a)	4,200	4,118,520
Expedia, Inc.	4,900	726,964
Total		4,845,484
Leisure Products 0.7%
Hasbro, Inc.	27,500	2,701,875
Media 3.0%
Charter Communications, Inc., Class A(a)	11,300	4,503,502
Comcast Corp., Class A	108,300	4,398,063
News Corp., Class A	129,100	1,726,067
Time Warner, Inc.	4,100	414,510
Walt Disney Co. (The)	6,000	607,200
Total		11,649,342
Multiline Retail 0.8%
Target Corp.	57,300	3,124,569
Specialty Retail 3.3%
Best Buy Co., Inc.	59,600	3,233,896
Gap, Inc. (The)	53,600	1,266,032
Home Depot, Inc. (The)	10,000	1,498,700
Ross Stores, Inc.	43,400	2,536,730
Staples, Inc.	152,900	1,561,873
TJX Companies, Inc. (The)	38,900	2,812,470
Total		12,909,701
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp.	37,600	3,304,664
Total Consumer Discretionary		47,427,510
Consumer Staples 8.3%
Beverages 0.7%
Coca-Cola Co. (The)	6,800	309,740
PepsiCo, Inc.	21,600	2,499,768
Total		2,809,508
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 3.2%
CVS Health Corp.	53,700	4,153,158
SYSCO Corp.	60,800	3,202,336
Wal-Mart Stores, Inc.	64,900	5,066,743
Total		12,422,237
Food Products 1.8%
ConAgra Foods, Inc.	40,500	1,314,630
Hershey Co. (The)	23,600	2,476,112
Tyson Foods, Inc., Class A	51,300	3,247,290
Total		7,038,032
Household Products 1.1%
Procter & Gamble Co. (The)	45,300	4,179,831
Tobacco 1.5%
Altria Group, Inc.	77,000	4,881,800
Philip Morris International, Inc.	9,900	1,157,607
Total		6,039,407
Total Consumer Staples		32,489,015
Energy 5.1%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.	30,100	1,020,390
National Oilwell Varco, Inc.	12,300	377,241
Total		1,397,631
Oil, Gas & Consumable Fuels 4.7%
Apache Corp.	37,700	1,464,268
Chevron Corp.	26,200	2,819,644
ConocoPhillips	85,600	3,737,296
Exxon Mobil Corp.	41,900	3,198,227
Marathon Oil Corp.	93,800	1,043,056
Marathon Petroleum Corp.	48,700	2,554,315
Valero Energy Corp.	51,700	3,520,770
Total		18,337,576
Total Energy		19,735,207

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.7%
Banks 6.4%
Bank of America Corp.	290,100	6,930,489
Citigroup, Inc.	93,900	6,388,017
Citizens Financial Group, Inc.	56,300	1,865,219
JPMorgan Chase & Co.	94,700	8,607,283
Wells Fargo & Co.	24,900	1,271,643
Total		25,062,651
Capital Markets 2.2%
Franklin Resources, Inc.	69,000	2,982,870
Morgan Stanley	29,000	1,319,500
S&P Global, Inc.	26,800	4,136,044
Total		8,438,414
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B(a)	15,800	2,862,328
Insurance 4.4%
Allstate Corp. (The)	38,900	3,520,450
Arthur J Gallagher & Co.	52,100	3,016,590
Marsh & McLennan Companies, Inc.	45,700	3,568,256
Prudential Financial, Inc.	36,200	3,695,296
Travelers Companies, Inc. (The)	3,000	363,540
Unum Group	61,500	2,963,070
Total		17,127,202
Total Financials		53,490,595
Health Care 14.5%
Biotechnology 3.3%
Alexion Pharmaceuticals, Inc.(a)	10,900	1,552,269
Amgen, Inc.	6,400	1,137,728
Biogen, Inc.(a)	6,800	2,152,608
Celgene Corp.(a)	12,600	1,750,518
Gilead Sciences, Inc.	25,900	2,168,089
Regeneron Pharmaceuticals, Inc.(a)	2,600	1,291,940
Vertex Pharmaceuticals, Inc.(a)	18,300	2,937,882
Total		12,991,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	61,900	3,840,276
Medtronic PLC	17,000	1,370,540
Varian Medical Systems, Inc.(a)	29,400	3,123,750
Total		8,334,566
Health Care Providers & Services 2.8%
Centene Corp.(a)	38,500	3,420,725
CIGNA Corp.	21,500	3,914,290
Express Scripts Holding Co.(a)	54,700	3,436,254
Total		10,771,269
Pharmaceuticals 6.3%
Bristol-Myers Squibb Co.	30,900	1,868,832
Johnson & Johnson	66,400	8,789,368
Merck & Co., Inc.	93,800	5,990,068
Perrigo Co. PLC	16,700	1,318,632
Pfizer, Inc.	190,500	6,461,760
Total		24,428,660
Total Health Care		56,525,529
Industrials 10.0%
Aerospace & Defense 3.6%
Boeing Co. (The)	24,100	5,775,806
Lockheed Martin Corp.	12,800	3,908,992
United Technologies Corp.	35,600	4,262,032
Total		13,946,830
Airlines 0.8%
Southwest Airlines Co.	62,500	3,258,750
Commercial Services & Supplies 0.5%
Waste Management, Inc.	23,400	1,804,374
Construction & Engineering 0.2%
Jacobs Engineering Group, Inc.	10,500	572,145
Electrical Equipment 0.8%
Rockwell Automation, Inc.	20,000	3,281,200
Industrial Conglomerates 1.6%
General Electric Co.	50,600	1,242,230
Honeywell International, Inc.	34,700	4,797,969
Roper Technologies, Inc.	1,500	345,990
Total		6,386,189

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.8%
Ingersoll-Rand PLC	38,100	3,253,359
Road & Rail 0.9%
Union Pacific Corp.	34,600	3,643,380
Trading Companies & Distributors 0.8%
WW Grainger, Inc.	18,000	2,926,260
Total Industrials		39,072,487
Information Technology 23.2%
Communications Equipment 2.2%
Cisco Systems, Inc.	178,100	5,736,601
F5 Networks, Inc.(a)	24,800	2,960,624
Total		8,697,225
Internet Software & Services 6.0%
Alphabet, Inc., Class A(a)	10,225	9,767,329
Facebook, Inc., Class A(a)	60,900	10,472,973
VeriSign, Inc.(a)	32,400	3,361,500
Total		23,601,802
IT Services 2.3%
Accenture PLC, Class A	22,600	2,955,176
MasterCard, Inc., Class A	41,600	5,545,280
Visa, Inc., Class A	4,100	424,432
Total		8,924,888
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	4,400	198,528
Broadcom Ltd.	18,500	4,663,295
Intel Corp.	141,700	4,969,419
Total		9,831,242
Software 6.2%
Activision Blizzard, Inc.	16,600	1,088,296
Adobe Systems, Inc.(a)	29,800	4,623,768
Electronic Arts, Inc.(a)	34,000	4,131,000
Intuit, Inc.	7,100	1,004,295
Microsoft Corp.(b)	176,600	13,204,382
Total		24,051,741
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	94,075	15,428,300
Total Information Technology		90,535,198
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.4%
Chemicals 1.2%
Eastman Chemical Co.	12,800	1,103,360
LyondellBasell Industries NV, Class A	40,100	3,632,659
Total		4,736,019
Containers & Packaging 1.2%
International Paper Co.	58,900	3,172,943
Packaging Corp. of America	11,900	1,337,679
Total		4,510,622
Total Materials		9,246,641
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	31,700	4,693,185
Host Hotels & Resorts, Inc.	164,100	2,973,492
ProLogis, Inc.	18,100	1,146,816
SL Green Realty Corp.	11,700	1,127,646
Total		9,941,139
Total Real Estate		9,941,139
Telecommunication Services 1.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	183,500	6,873,910
Verizon Communications, Inc.	9,100	436,527
Total		7,310,437
Total Telecommunication Services		7,310,437
Utilities 3.5%
Electric Utilities 2.0%
Entergy Corp.	32,300	2,557,191
Pinnacle West Capital Corp.	25,300	2,276,241
Xcel Energy, Inc.	62,300	3,083,850
Total		7,917,282
Multi-Utilities 1.5%
Ameren Corp.	36,200	2,171,638
CenterPoint Energy, Inc.	116,200	3,441,844
Total		5,613,482
Total Utilities		13,530,764
Total Common Stocks (Cost $272,252,347)		379,304,522

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(c),(d)	9,802,945	9,802,945
Total Money Market Funds (Cost $9,802,667)		9,802,945
Total Investments (Cost: $282,055,014)		389,107,467
Other Assets & Liabilities, Net		627,237
Net Assets		389,734,704
At August 31, 2017, securities and/or cash totaling $654,238 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	90	09/2017	USD	11,115,450	95,615	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	8,577,486	46,317,569	(45,092,110)	9,802,945	500	278	32,316	9,802,945
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	47,427,510	—	—	—	47,427,510
Consumer Staples	32,489,015	—	—	—	32,489,015
Energy	19,735,207	—	—	—	19,735,207
Financials	53,490,595	—	—	—	53,490,595
Health Care	56,525,529	—	—	—	56,525,529
Industrials	39,072,487	—	—	—	39,072,487
Information Technology	90,535,198	—	—	—	90,535,198
Materials	9,246,641	—	—	—	9,246,641
Real Estate	9,941,139	—	—	—	9,941,139
Telecommunication Services	7,310,437	—	—	—	7,310,437
Utilities	13,530,764	—	—	—	13,530,764
Total Common Stocks	379,304,522	—	—	—	379,304,522
Money Market Funds	—	—	—	9,802,945	9,802,945
Total Investments	379,304,522	—	—	9,802,945	389,107,467
Derivatives
Asset
Futures Contracts	95,615	—	—	—	95,615
Total	379,400,137	—	—	9,802,945	389,203,082
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$272,252,347
Investments in affiliated issuers, at cost	9,802,667
Investments in unaffiliated issuers, at value	379,304,522
Investments in affiliated issuers, at value	9,802,945
Cash	1,006
Receivable for:
Investments sold	980,364
Capital shares sold	66,589
Dividends	892,167
Foreign tax reclaims	535
Variation margin for futures contracts	64,350
Expense reimbursement due from Investment Manager	3,524
Prepaid expenses	3,874
Other assets	18,542
Total assets	391,138,418
Liabilities
Payable for:
Investments purchased	968,681
Capital shares purchased	206,181
Management services fees	7,963
Distribution and/or service fees	923
Transfer agent fees	79,902
Compensation of board members	105,982
Compensation of chief compliance officer	40
Other expenses	34,042
Total liabilities	1,403,714
Net assets applicable to outstanding capital stock	$389,734,704
Represented by
Paid in capital	259,271,207
Undistributed net investment income	3,770,078
Accumulated net realized gain	19,545,351
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	107,052,175
Investments - affiliated issuers	278
Futures contracts	95,615
Total - representing net assets applicable to outstanding capital stock	$389,734,704
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$61,877,434
Shares outstanding	2,525,921
Net asset value per share	$24.50
Class R
Net assets	$36,814,397
Shares outstanding	1,506,445
Net asset value per share	$24.44
Class R4
Net assets	$474,115
Shares outstanding	19,536
Net asset value per share	$24.27
Class R5
Net assets	$9,323,687
Shares outstanding	382,287
Net asset value per share	$24.39
Class Y
Net assets	$25,431,627
Shares outstanding	1,038,735
Net asset value per share	$24.48
Class Z
Net assets	$255,813,444
Shares outstanding	10,454,272
Net asset value per share	$24.47
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,273,892
Dividends — affiliated issuers	32,316
Total income	5,306,208
Expenses:
Management services fees	1,485,555
Distribution and/or service fees
Class A	80,952
Class R	95,922
Transfer agent fees
Class A	61,250
Class I(a)	67
Class R	36,350
Class R4	325
Class R5	2,593
Class Y	1,464
Class Z	247,474
Compensation of board members	15,265
Custodian fees	4,685
Printing and postage fees	14,448
Registration fees	44,209
Audit fees	14,312
Legal fees	5,311
Compensation of chief compliance officer	45
Other	8,525
Total expenses	2,118,752
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(693,124)
Total net expenses	1,425,628
Net investment income	3,880,580
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,802,684
Investments — affiliated issuers	500
Futures contracts	483,358
Net realized gain	22,286,542
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	636,799
Investments — affiliated issuers	278
Futures contracts	(160,476)
Net change in unrealized appreciation (depreciation)	476,601
Net realized and unrealized gain	22,763,143
Net increase in net assets resulting from operations	$26,643,723

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment income	$3,880,580	$6,266,557
Net realized gain	22,286,542	23,448,250
Net change in unrealized appreciation (depreciation)	476,601	57,580,876
Net increase in net assets resulting from operations	26,643,723	87,295,683
Distributions to shareholders
Net investment income
Class A	(96,745)	(1,098,657)
Class I(a)	—	(490,584)
Class R	(46,596)	(411,588)
Class R4	(755)	(2,654)
Class R5	(19,381)	(97,669)
Class Y	(54,872)	(78,169)
Class Z	(504,774)	(4,153,804)
Net realized gains
Class A	(2,274,191)	—
Class R	(1,447,747)	—
Class R4	(14,283)	—
Class R5	(344,865)	—
Class Y	(941,829)	—
Class Z	(9,544,883)	—
Total distributions to shareholders	(15,290,921)	(6,333,125)
Decrease in net assets from capital stock activity	(17,974,265)	(138,584,491)
Total decrease in net assets	(6,621,463)	(57,621,933)
Net assets at beginning of period	396,356,167	453,978,100
Net assets at end of period	$389,734,704	$396,356,167
Undistributed net investment income	$3,770,078	$612,621

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	154,092	3,705,110	1,024,298	22,214,431
Distributions reinvested	82,708	1,969,280	43,480	962,648
Redemptions	(1,028,375)	(24,716,193)	(1,566,413)	(34,380,504)
Net decrease	(791,575)	(19,041,803)	(498,635)	(11,203,425)
Class I(a)
Subscriptions	—	—	880,113	18,757,004
Distributions reinvested	—	—	22,230	490,530
Redemptions	(454,904)	(10,723,764)	(2,709,478)	(57,948,025)
Net decrease	(454,904)	(10,723,764)	(1,807,135)	(38,700,491)
Class R
Subscriptions	260,980	6,276,230	627,594	13,591,466
Distributions reinvested	33,452	794,819	9,930	220,040
Redemptions	(385,765)	(9,232,996)	(549,946)	(11,904,639)
Net increase (decrease)	(91,333)	(2,161,947)	87,578	1,906,867
Class R4
Subscriptions	26,173	623,667	25,500	583,146
Distributions reinvested	633	14,927	119	2,612
Redemptions	(18,294)	(430,630)	(20,736)	(478,243)
Net increase	8,512	207,964	4,883	107,515
Class R5
Subscriptions	125,175	3,020,318	173,434	3,745,889
Distributions reinvested	15,370	364,126	4,428	97,622
Redemptions	(57,055)	(1,359,129)	(30,720)	(676,874)
Net increase	83,490	2,025,315	147,142	3,166,637
Class Y(a)
Subscriptions	1,125,176	26,921,997	115,211	2,496,853
Distributions reinvested	41,865	995,538	3,529	78,116
Redemptions	(339,301)	(8,298,826)	(35,994)	(771,258)
Net increase	827,740	19,618,709	82,746	1,803,711
Class Z
Subscriptions	863,237	20,660,706	686,691	14,928,817
Distributions reinvested	113,848	2,706,157	34,030	751,547
Redemptions	(1,301,305)	(31,265,602)	(5,168,468)	(111,345,669)
Net decrease	(324,220)	(7,898,739)	(4,447,747)	(95,665,305)
Total net decrease	(742,290)	(17,974,265)	(6,431,168)	(138,584,491)

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$23.81	0.22	1.41	1.63	(0.04)	(0.90)
2/28/2017	$19.69	0.29	4.14	4.43	(0.31)	—
2/29/2016	$22.05	0.27	(2.20)	(1.93)	(0.43)	—
2/28/2015	$18.77	0.51	2.97	3.48	(0.20)	—
2/28/2014	$15.04	0.23	3.76	3.99	(0.26)	—
2/28/2013	$13.67	0.22	1.36	1.58	(0.21)	—
Class R
8/31/2017 (c)	$23.78	0.19	1.40	1.59	(0.03)	(0.90)
2/28/2017	$19.66	0.23	4.15	4.38	(0.26)	—
2/29/2016	$22.02	0.25	(2.24)	(1.99)	(0.37)	—
2/28/2015	$18.75	0.43	2.99	3.42	(0.15)	—
2/28/2014	$15.03	0.18	3.76	3.94	(0.22)	—
2/28/2013	$13.65	0.20	1.36	1.56	(0.18)	—
Class R4
8/31/2017 (c)	$23.58	0.25	1.39	1.64	(0.05)	(0.90)
2/28/2017	$19.49	0.36	4.09	4.45	(0.36)	—
2/29/2016 (f)	$21.32	0.20	(1.74)	(1.54)	(0.29)	—
Class R5
8/31/2017 (c)	$23.69	0.26	1.39	1.65	(0.05)	(0.90)
2/28/2017	$19.58	0.36	4.13	4.49	(0.38)	—
2/29/2016	$21.93	0.37	(2.22)	(1.85)	(0.50)	—
2/28/2015 (g)	$19.88	0.62	1.66	2.28	(0.23)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.94)	$24.50	6.96%	1.24% (d)	0.89% (d)	1.78% (d)	31%	$61,877
(0.31)	$23.81	22.62%	1.24%	0.89% (e)	1.32%	79%	$79,005
(0.43)	$19.69	(8.94%)	1.25%	0.90%	1.27%	89%	$75,126
(0.20)	$22.05	18.60%	1.27%	0.90% (e)	2.51%	91%	$85,261
(0.26)	$18.77	26.58%	1.26%	0.89% (e)	1.34%	101%	$25,474
(0.21)	$15.04	11.71%	1.28%	0.89% (e)	1.53%	92%	$13,209

(0.93)	$24.44	6.80%	1.49% (d)	1.14% (d)	1.54% (d)	31%	$36,814
(0.26)	$23.78	22.36%	1.49%	1.14% (e)	1.08%	79%	$37,996
(0.37)	$19.66	(9.18%)	1.51%	1.15%	1.20%	89%	$29,687
(0.15)	$22.02	18.30%	1.52%	1.15% (e)	2.08%	91%	$23,414
(0.22)	$18.75	26.26%	1.51%	1.14% (e)	1.08%	101%	$2,729
(0.18)	$15.03	11.54%	1.53%	1.12% (e)	1.45%	92%	$1,284

(0.95)	$24.27	7.07%	0.98% (d)	0.64% (d)	2.07% (d)	31%	$474
(0.36)	$23.58	22.98%	0.99%	0.64% (e)	1.64%	79%	$260
(0.29)	$19.49	(7.31%)	1.01% (d)	0.65% (d)	1.49% (d)	89%	$120

(0.95)	$24.39	7.10%	0.87% (d)	0.56% (d)	2.18% (d)	31%	$9,324
(0.38)	$23.69	23.08%	0.86%	0.56%	1.66%	79%	$7,078
(0.50)	$19.58	(8.62%)	0.84%	0.55%	1.78%	89%	$2,969
(0.23)	$21.93	11.49%	0.88% (d)	0.55% (d)	4.41% (d)	91%	$424
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
8/31/2017 (c)	$23.77	0.28	1.38	1.66	(0.05)	(0.90)
2/28/2017	$19.65	0.37	4.14	4.51	(0.39)	—
2/29/2016	$22.01	0.38	(2.23)	(1.85)	(0.51)	—
2/28/2015	$18.73	0.46	3.10	3.56	(0.28)	—
2/28/2014	$15.00	0.29	3.76	4.05	(0.32)	—
2/28/2013	$13.63	0.27	1.36	1.63	(0.26)	—
Class Z
8/31/2017 (c)	$23.77	0.25	1.40	1.65	(0.05)	(0.90)
2/28/2017	$19.65	0.34	4.14	4.48	(0.36)	—
2/29/2016	$22.01	0.34	(2.22)	(1.88)	(0.48)	—
2/28/2015	$18.73	0.47	3.06	3.53	(0.25)	—
2/28/2014	$14.99	0.27	3.77	4.04	(0.30)	—
2/28/2013	$13.62	0.25	1.37	1.62	(0.25)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class R4 shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(g)	Class R5 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.95)	$24.48	7.12%	0.82% (d)	0.51% (d)	2.33% (d)	31%	$25,432
(0.39)	$23.77	23.11%	0.81%	0.51%	1.71%	79%	$5,016
(0.51)	$19.65	(8.59%)	0.80%	0.50%	1.79%	89%	$2,520
(0.28)	$22.01	19.08%	0.81%	0.50%	2.30%	91%	$3,511
(0.32)	$18.73	27.11%	0.80%	0.48%	1.72%	101%	$3,451
(0.26)	$15.00	12.13%	0.83%	0.52%	1.90%	92%	$3,177

(0.95)	$24.47	7.06%	0.99% (d)	0.64% (d)	2.03% (d)	31%	$255,813
(0.36)	$23.77	22.94%	0.99%	0.64% (e)	1.57%	79%	$256,195
(0.48)	$19.65	(8.73%)	1.00%	0.65%	1.61%	89%	$299,136
(0.25)	$22.01	18.92%	1.02%	0.65% (e)	2.32%	91%	$330,450
(0.30)	$18.73	27.03%	1.01%	0.64% (e)	1.57%	101%	$217,477
(0.25)	$14.99	12.02%	1.03%	0.64% (e)	1.77%	92%	$214,575
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	19

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets
22	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	95,615*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	483,358

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(160,476)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	9,174,375

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset
24	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.75% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $855.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class I and Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Class I	0.00 (a),(b)
Class R	0.19
Class R4	0.18
Class R5	0.06
Class Y	0.01
Class Z	0.19

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through June 30, 2018	Prior to July 1, 2017
Class A	0.89%	0.89%
Class R	1.14	1.14
Class R4	0.64	0.64
Class R5	0.565	0.56
Class Y	0.515	0.51
Class Z	0.64	0.64
26	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
282,055,000	110,562,000	(3,414,000)	107,148,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $141,687,432 and $172,610,836, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 8. Significant risks
Shareholder concentration risk
At August 31, 2017, one unaffiliated shareholder of record owned 54.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 10.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	29

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017	31

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
32	Columbia Large Cap Enhanced Core Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Large Cap Enhanced Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR173_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Large Cap Index Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Index Fund   |  Semiannual Report 2017

Columbia Large Cap Index Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Index Fund (the Fund) seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500® Index.
Portfolio management
Christopher Lo, CFA
Lead manager
Managed Fund since 2014
Vadim Shteyn
Co-manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	5.42	15.69	13.83	7.17
Class R5*	11/08/12	5.56	16.01	14.12	7.44
Class Y*	03/01/17	5.58	16.02	14.12	7.44
Class Z	12/15/93	5.54	15.98	14.11	7.44
S&P 500 Index		5.65	16.23	14.34	7.61
The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Large Cap Index Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Apple, Inc.	4.0
Microsoft Corp.	2.7
Facebook, Inc., Class A	1.9
Amazon.com, Inc.	1.8
Johnson & Johnson	1.7
Berkshire Hathaway, Inc., Class B	1.6
Exxon Mobil Corp.	1.5
JPMorgan Chase & Co.	1.5
Alphabet, Inc., Class A	1.3
Alphabet, Inc., Class C	1.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	12.0
Consumer Staples	8.5
Energy	5.7
Financials	14.2
Health Care	14.6
Industrials	10.1
Information Technology	23.5
Materials	2.9
Real Estate	3.1
Telecommunication Services	2.1
Utilities	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Large Cap Index Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,054.20	1,022.94	2.33	2.29	0.45
Class R5	1,000.00	1,000.00	1,055.60	1,024.20	1.04	1.02	0.20
Class Y	1,000.00	1,000.00	1,041.30	1,024.20	1.02	1.02	0.20
Class Z	1,000.00	1,000.00	1,055.40	1,024.20	1.04	1.02	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 11.8%
Auto Components 0.2%
BorgWarner, Inc.	33,897	1,573,160
Delphi Automotive PLC	45,520	4,388,128
Goodyear Tire & Rubber Co. (The)	42,780	1,296,234
Total		7,257,522
Automobiles 0.5%
Ford Motor Co.	664,565	7,330,152
General Motors Co.	233,335	8,526,061
Harley-Davidson, Inc.	29,740	1,398,077
Total		17,254,290
Distributors 0.1%
Genuine Parts Co.	25,040	2,074,063
LKQ Corp.(a)	52,379	1,814,933
Total		3,888,996
Diversified Consumer Services —%
H&R Block, Inc.	35,198	941,195
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	71,117	4,941,209
Chipotle Mexican Grill, Inc.(a)	4,867	1,541,428
Darden Restaurants, Inc.	21,125	1,734,151
Hilton Worldwide Holdings, Inc.	34,815	2,239,649
Marriott International, Inc., Class A	52,796	5,468,610
McDonald’s Corp.	138,494	22,154,885
MGM Resorts International	82,030	2,703,709
Royal Caribbean Cruises Ltd.	28,509	3,548,230
Starbucks Corp.	246,054	13,498,522
Wyndham Worldwide Corp.	17,732	1,767,526
Wynn Resorts Ltd.	13,565	1,885,399
Yum! Brands, Inc.	56,214	4,318,360
Total		65,801,678
Household Durables 0.4%
D.R. Horton, Inc.	58,072	2,099,303
Garmin Ltd.	19,490	1,003,735
Leggett & Platt, Inc.	22,486	1,033,681
Lennar Corp., Class A	34,528	1,787,169
Mohawk Industries, Inc.(a)	10,736	2,717,496
Newell Brands, Inc.	82,091	3,963,354
Common Stocks (continued)
Issuer	Shares	Value ($)
PulteGroup, Inc.	48,253	1,245,892
Whirlpool Corp.	12,567	2,156,749
Total		16,007,379
Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.(a)	67,413	66,105,188
Expedia, Inc.	20,655	3,064,376
Netflix, Inc.(a)	73,234	12,794,712
Priceline Group, Inc. (The)(a)	8,350	15,464,868
TripAdvisor, Inc.(a)	18,766	801,871
Total		98,231,015
Leisure Products 0.1%
Hasbro, Inc.	19,114	1,877,950
Mattel, Inc.	58,208	944,134
Total		2,822,084
Media 3.0%
21st Century Fox, Inc., Class A	178,807	4,933,285
21st Century Fox, Inc., Class B	82,763	2,242,877
CBS Corp., Class B Non Voting	62,588	4,009,387
Charter Communications, Inc., Class A(a)	36,653	14,607,687
Comcast Corp., Class A	804,167	32,657,222
Discovery Communications, Inc., Class A(a)	26,125	580,236
Discovery Communications, Inc., Class C(a)	35,823	752,641
DISH Network Corp., Class A(a)	38,656	2,214,602
Interpublic Group of Companies, Inc. (The)	67,134	1,352,079
News Corp., Class A	64,934	868,168
News Corp., Class B	20,355	278,863
Omnicom Group, Inc.	39,549	2,862,557
Scripps Networks Interactive, Inc., Class A	16,298	1,395,924
Time Warner, Inc.	131,774	13,322,351
Viacom, Inc., Class B	59,866	1,712,168
Walt Disney Co. (The)	247,186	25,015,223
Total		108,805,270
Multiline Retail 0.4%
Dollar General Corp.	42,866	3,110,357
Dollar Tree, Inc.(a)	40,213	3,202,563
Kohl’s Corp.	28,971	1,152,466
Macy’s, Inc.	51,744	1,074,723

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordstrom, Inc.	18,908	843,675
Target Corp.	93,749	5,112,133
Total		14,495,917
Specialty Retail 2.0%
Advance Auto Parts, Inc.	12,546	1,228,253
AutoZone, Inc.(a)	4,779	2,525,415
Best Buy Co., Inc.	45,084	2,446,258
CarMax, Inc.(a)	31,473	2,113,412
Foot Locker, Inc.	22,300	785,629
Gap, Inc. (The)	37,402	883,435
Home Depot, Inc. (The)	203,144	30,445,191
L Brands, Inc.	40,941	1,482,883
Lowe’s Companies, Inc.	145,803	10,773,384
O’Reilly Automotive, Inc.(a)	15,459	3,031,974
Ross Stores, Inc.	66,605	3,893,062
Signet Jewelers Ltd.	11,622	733,000
Staples, Inc.	110,979	1,133,650
Tiffany & Co.	18,215	1,664,851
TJX Companies, Inc. (The)	109,306	7,902,824
Tractor Supply Co.	21,847	1,300,115
Ulta Beauty, Inc.(a)	9,904	2,188,883
Total		74,532,219
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	47,764	1,991,759
Hanesbrands, Inc.	61,880	1,501,209
Michael Kors Holdings Ltd.(a)	26,484	1,118,154
Nike, Inc., Class B	225,173	11,891,386
PVH Corp.	13,257	1,668,924
Ralph Lauren Corp.	9,360	822,650
Under Armour, Inc., Class A(a)	31,379	506,771
Under Armour, Inc., Class C(a)	31,322	472,962
VF Corp.	54,432	3,422,140
Total		23,395,955
Total Consumer Discretionary		433,433,520
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 8.3%
Beverages 2.0%
Brown-Forman Corp., Class B	30,061	1,594,435
Coca-Cola Co. (The)	653,378	29,761,368
Constellation Brands, Inc., Class A	29,128	5,828,513
Dr. Pepper Snapple Group, Inc.	31,231	2,843,583
Molson Coors Brewing Co., Class B	31,377	2,816,086
Monster Beverage Corp.(a)	68,497	3,823,502
PepsiCo, Inc.	242,728	28,090,911
Total		74,758,398
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	74,529	11,681,675
CVS Health Corp.	173,105	13,387,941
Kroger Co. (The)	155,064	3,391,250
SYSCO Corp.	83,659	4,406,320
Walgreens Boots Alliance, Inc.	145,101	11,825,731
Wal-Mart Stores, Inc.	250,980	19,594,009
Total		64,286,926
Food Products 1.2%
Archer-Daniels-Midland Co.	96,964	4,006,553
Campbell Soup Co.	32,578	1,505,104
ConAgra Foods, Inc.	68,684	2,229,483
General Mills, Inc.	97,892	5,213,728
Hershey Co. (The)	23,788	2,495,837
Hormel Foods Corp.	45,831	1,408,845
JM Smucker Co. (The)	19,784	2,072,572
Kellogg Co.	42,851	2,805,026
Kraft Heinz Co. (The)	101,375	8,186,031
McCormick & Co., Inc.	19,240	1,830,301
Mondelez International, Inc., Class A	257,811	10,482,595
Tyson Foods, Inc., Class A	48,967	3,099,611
Total		45,335,686

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.7%
Church & Dwight Co., Inc.	42,350	2,124,700
Clorox Co. (The)	21,888	3,032,145
Colgate-Palmolive Co.	150,085	10,752,089
Kimberly-Clark Corp.	60,311	7,435,743
Procter & Gamble Co. (The)	434,579	40,098,604
Total		63,443,281
Personal Products 0.2%
Coty, Inc., Class A	80,036	1,326,997
Estee Lauder Companies, Inc. (The), Class A	38,042	4,070,113
Total		5,397,110
Tobacco 1.4%
Altria Group, Inc.	328,222	20,809,275
Philip Morris International, Inc.	263,906	30,858,528
Total		51,667,803
Total Consumer Staples		304,889,204
Energy 5.5%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	72,297	2,450,868
Halliburton Co.	147,463	5,746,633
Helmerich & Payne, Inc.	18,452	781,258
National Oilwell Varco, Inc.	64,573	1,980,454
Schlumberger Ltd.	236,096	14,994,457
TechnipFMC PLC(a)	79,280	2,047,802
Total		28,001,472
Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	95,215	3,897,150
Andeavor	25,677	2,571,552
Apache Corp.	64,630	2,510,229
Cabot Oil & Gas Corp.	79,095	2,020,877
Chesapeake Energy Corp.(a)	129,613	471,791
Chevron Corp.	321,916	34,644,600
Cimarex Energy Co.	16,160	1,610,990
Concho Resources, Inc.(a)	25,173	2,793,448
ConocoPhillips	210,203	9,177,463
Devon Energy Corp.	89,322	2,804,711
EOG Resources, Inc.	98,088	8,336,499
EQT Corp.	29,452	1,836,038
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.(b)	719,976	54,955,768
Hess Corp.	45,915	1,786,093
Kinder Morgan, Inc.	326,227	6,305,968
Marathon Oil Corp.	144,425	1,606,006
Marathon Petroleum Corp.	88,146	4,623,258
Newfield Exploration Co.(a)	33,846	884,396
Noble Energy, Inc.	77,344	1,838,467
Occidental Petroleum Corp.	129,915	7,755,925
ONEOK, Inc.	64,548	3,495,920
Phillips 66	74,544	6,247,533
Pioneer Natural Resources Co.	28,904	3,747,404
Range Resources Corp.	31,975	555,086
Valero Energy Corp.	75,995	5,175,259
Williams Companies, Inc. (The)	140,396	4,173,973
Total		175,826,404
Total Energy		203,827,876
Financials 13.9%
Banks 6.1%
Bank of America Corp.	1,690,988	40,397,703
BB&T Corp.	137,863	6,354,106
Citigroup, Inc.	467,820	31,825,795
Citizens Financial Group, Inc.	86,073	2,851,598
Comerica, Inc.	30,069	2,052,209
Fifth Third Bancorp	127,485	3,331,183
Huntington Bancshares, Inc.	184,724	2,325,675
JPMorgan Chase & Co.	603,674	54,867,930
KeyCorp	186,242	3,205,225
M&T Bank Corp.	26,141	3,865,208
People’s United Financial, Inc.	58,508	977,084
PNC Financial Services Group, Inc. (The)	82,220	10,311,210
Regions Financial Corp.	204,251	2,881,982
SunTrust Banks, Inc.	82,146	4,526,245
U.S. Bancorp	269,172	13,795,065
Wells Fargo & Co.	764,214	39,028,409
Zions Bancorporation	34,431	1,503,257
Total		224,099,884

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.8%
Affiliated Managers Group, Inc.	9,618	1,699,404
Ameriprise Financial, Inc.(c)	25,907	3,588,379
Bank of New York Mellon Corp. (The)	176,688	9,237,249
BlackRock, Inc.	20,599	8,631,187
CBOE Holdings, Inc.	15,610	1,574,893
Charles Schwab Corp. (The)	206,753	8,249,445
CME Group, Inc.	57,738	7,263,440
E*TRADE Financial Corp.(a)	46,676	1,914,183
Franklin Resources, Inc.	58,181	2,515,165
Goldman Sachs Group, Inc. (The)	62,203	13,917,299
Intercontinental Exchange, Inc.	100,602	6,505,931
Invesco Ltd.	69,129	2,266,049
Moody’s Corp.	28,279	3,790,234
Morgan Stanley	242,016	11,011,728
Nasdaq, Inc.	19,369	1,460,035
Northern Trust Corp.	36,665	3,244,853
Raymond James Financial, Inc.	21,781	1,705,888
S&P Global, Inc.	43,801	6,759,808
State Street Corp.	60,092	5,557,909
T. Rowe Price Group, Inc.	40,997	3,458,507
Total		104,351,586
Consumer Finance 0.7%
American Express Co.	127,573	10,984,035
Capital One Financial Corp.	82,068	6,533,433
Discover Financial Services	64,599	3,808,111
Navient Corp.	48,414	639,065
Synchrony Financial	130,877	4,029,703
Total		25,994,347
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	322,750	58,469,390
Leucadia National Corp.	55,024	1,302,968
Total		59,772,358
Insurance 2.7%
Aflac, Inc.	67,435	5,566,759
Allstate Corp. (The)	61,933	5,604,937
American International Group, Inc.	149,435	9,037,829
Aon PLC	44,531	6,196,934
Common Stocks (continued)
Issuer	Shares	Value ($)
Arthur J Gallagher & Co.	30,499	1,765,892
Assurant, Inc.	9,314	881,943
Brighthouse Financial, Inc.(a)	16,688	952,384
Chubb Ltd.	79,338	11,219,980
Cincinnati Financial Corp.	25,469	1,957,038
Everest Re Group Ltd.	6,976	1,761,300
Hartford Financial Services Group, Inc. (The)	62,416	3,374,833
Lincoln National Corp.	38,113	2,586,348
Loews Corp.	46,911	2,185,114
Marsh & McLennan Companies, Inc.	87,566	6,837,153
MetLife, Inc.	183,588	8,597,426
Principal Financial Group, Inc.	45,546	2,847,536
Progressive Corp. (The)	98,707	4,587,901
Prudential Financial, Inc.	72,896	7,441,224
Torchmark Corp.	18,482	1,422,560
Travelers Companies, Inc. (The)	47,477	5,753,263
Unum Group	38,775	1,868,180
Willis Towers Watson PLC	21,590	3,205,467
Xl Group Ltd.	44,422	1,819,525
Total		97,471,526
Total Financials		511,689,701
Health Care 14.3%
Biotechnology 3.1%
AbbVie, Inc.	270,429	20,363,303
Alexion Pharmaceuticals, Inc.(a)	38,151	5,433,084
Amgen, Inc.	125,044	22,229,072
Biogen, Inc.(a)	36,295	11,489,545
Celgene Corp.(a)	132,670	18,431,843
Gilead Sciences, Inc.	222,038	18,586,801
Incyte Corp.(a)	28,881	3,968,538
Regeneron Pharmaceuticals, Inc.(a)	12,943	6,431,377
Vertex Pharmaceuticals, Inc.(a)	42,318	6,793,732
Total		113,727,295
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	294,855	15,019,914
Align Technology, Inc.(a)	12,834	2,268,281
Baxter International, Inc.	82,878	5,141,751
Becton Dickinson and Co.	38,635	7,705,364
Boston Scientific Corp.(a)	232,688	6,410,554

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cooper Companies, Inc. (The)	8,306	2,083,394
CR Bard, Inc.	12,308	3,948,529
Danaher Corp.	103,793	8,658,412
Dentsply Sirona, Inc.	38,951	2,203,458
Edwards Lifesciences Corp.(a)	35,644	4,051,297
Hologic, Inc.(a)	47,580	1,836,588
IDEXX Laboratories, Inc.(a)	14,970	2,326,787
Intuitive Surgical, Inc.(a)	6,264	6,293,253
Medtronic PLC	232,598	18,752,051
ResMed, Inc.	24,100	1,869,678
Stryker Corp.	52,715	7,452,320
Varian Medical Systems, Inc.(a)	15,618	1,659,413
Zimmer Biomet Holdings, Inc.	34,188	3,906,663
Total		101,587,707
Health Care Providers & Services 2.7%
Aetna, Inc.	56,366	8,888,918
AmerisourceBergen Corp.	28,196	2,262,729
Anthem, Inc.	45,026	8,826,897
Cardinal Health, Inc.	53,676	3,620,983
Centene Corp.(a)	29,272	2,600,817
CIGNA Corp.	43,502	7,919,974
DaVita, Inc.(a)	26,456	1,549,263
Envision Healthcare Corp.(a)	19,963	1,046,261
Express Scripts Holding Co.(a)	100,845	6,335,083
Five Star Quality Care, Inc.(a),(d),(e)	0	0
HCA Healthcare, Inc.(a)	48,630	3,825,236
Henry Schein, Inc.(a)	13,476	2,340,512
Humana, Inc.	24,517	6,316,070
Laboratory Corp. of America Holdings(a)	17,386	2,727,342
McKesson Corp.	35,835	5,350,524
Patterson Companies, Inc.	13,868	533,918
Quest Diagnostics, Inc.	23,249	2,519,029
UnitedHealth Group, Inc.	163,742	32,568,284
Universal Health Services, Inc., Class B	15,193	1,642,819
Total		100,874,659
Health Care Technology 0.1%
Cerner Corp.(a)	49,953	3,385,814
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	54,768	3,544,585
Illumina, Inc.(a)	24,809	5,072,448
Mettler-Toledo International, Inc.(a)	4,384	2,652,715
PerkinElmer, Inc.	18,697	1,252,512
Quintiles IMS Holdings, Inc.(a)	23,320	2,239,420
Thermo Fisher Scientific, Inc.	66,470	12,439,196
Waters Corp.(a)	13,599	2,495,144
Total		29,696,020
Pharmaceuticals 4.8%
Allergan PLC	57,068	13,095,965
Bristol-Myers Squibb Co.	279,925	16,929,864
Eli Lilly & Co.	164,990	13,412,037
Johnson & Johnson	457,723	60,588,793
Merck & Co., Inc.	464,745	29,678,616
Mylan NV(a)	78,322	2,465,577
Perrigo Co. PLC	24,364	1,923,781
Pfizer, Inc.	1,014,038	34,396,169
Zoetis, Inc.	83,394	5,228,804
Total		177,719,606
Total Health Care		526,991,101
Industrials 9.9%
Aerospace & Defense 2.5%
Arconic, Inc.	74,896	1,907,601
Boeing Co. (The)	95,376	22,857,812
General Dynamics Corp.	48,189	9,702,855
L3 Technologies, Inc.	13,234	2,401,706
Lockheed Martin Corp.	42,293	12,915,859
Northrop Grumman Corp.	29,660	8,073,749
Raytheon Co.	49,457	9,001,669
Rockwell Collins, Inc.	27,587	3,615,276
Textron, Inc.	45,485	2,232,859
TransDigm Group, Inc.	8,314	2,167,127
United Technologies Corp.	126,607	15,157,390
Total		90,033,903

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	23,943	1,691,094
Expeditors International of Washington, Inc.	30,609	1,717,165
FedEx Corp.	41,794	8,959,798
United Parcel Service, Inc., Class B	117,029	13,383,436
Total		25,751,493
Airlines 0.5%
Alaska Air Group, Inc.	20,998	1,567,711
American Airlines Group, Inc.	83,695	3,744,514
Delta Air Lines, Inc.	125,070	5,902,053
Southwest Airlines Co.	102,745	5,357,124
United Continental Holdings, Inc.(a)	47,878	2,966,521
Total		19,537,923
Building Products 0.3%
Allegion PLC	16,188	1,274,158
AO Smith Corp.	25,020	1,393,364
Fortune Brands Home & Security, Inc.	26,138	1,634,409
Johnson Controls International PLC	159,404	6,310,804
Masco Corp.	54,360	1,998,817
Total		12,611,552
Commercial Services & Supplies 0.3%
Cintas Corp.	14,675	1,981,272
Republic Services, Inc.	39,066	2,548,666
Stericycle, Inc.(a)	14,485	1,041,327
Waste Management, Inc.	69,060	5,325,216
Total		10,896,481
Construction & Engineering 0.1%
Fluor Corp.	23,751	916,076
Jacobs Engineering Group, Inc.	20,467	1,115,247
Quanta Services, Inc.(a)	25,165	904,178
Total		2,935,501
Electrical Equipment 0.5%
Acuity Brands, Inc.	7,492	1,324,511
AMETEK, Inc.	39,103	2,473,265
Eaton Corp. PLC	76,007	5,454,262
Emerson Electric Co.	109,504	6,465,116
Rockwell Automation, Inc.	21,894	3,591,930
Total		19,309,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.2%
3M Co.	101,541	20,746,857
General Electric Co.	1,479,751	36,327,887
Honeywell International, Inc.	129,537	17,911,081
Roper Technologies, Inc.	17,340	3,999,645
Total		78,985,470
Machinery 1.5%
Caterpillar, Inc.	100,108	11,761,689
Cummins, Inc.	26,258	4,185,000
Deere & Co.	50,001	5,796,616
Dover Corp.	26,454	2,245,415
Flowserve Corp.	22,193	871,741
Fortive Corp.	51,238	3,328,933
Illinois Tool Works, Inc.	52,823	7,263,691
Ingersoll-Rand PLC	43,503	3,714,721
PACCAR, Inc.	59,689	3,959,171
Parker-Hannifin Corp.	22,628	3,640,619
Pentair PLC	28,493	1,767,991
Snap-On, Inc.	9,851	1,453,712
Stanley Black & Decker, Inc.	25,997	3,743,568
Xylem, Inc.	30,541	1,895,680
Total		55,628,547
Professional Services 0.3%
Equifax, Inc.	20,430	2,910,662
IHS Markit Ltd.(a)	53,922	2,525,707
Nielsen Holdings PLC	57,068	2,217,092
Robert Half International, Inc.	21,607	978,797
Verisk Analytics, Inc.(a)	26,124	2,117,350
Total		10,749,608
Road & Rail 0.9%
CSX Corp.	156,782	7,870,456
JB Hunt Transport Services, Inc.	14,575	1,441,322
Kansas City Southern	18,022	1,864,016
Norfolk Southern Corp.	49,243	5,934,766
Union Pacific Corp.	137,192	14,446,318
Total		31,556,878

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.1%
Fastenal Co.	49,153	2,097,358
United Rentals, Inc.(a)	14,364	1,695,814
WW Grainger, Inc.	9,131	1,484,427
Total		5,277,599
Total Industrials		363,274,039
Information Technology 23.0%
Communications Equipment 1.0%
Cisco Systems, Inc.	849,591	27,365,326
F5 Networks, Inc.(a)	10,992	1,312,225
Harris Corp.	20,715	2,545,874
Juniper Networks, Inc.	64,929	1,800,481
Motorola Solutions, Inc.	27,776	2,447,621
Total		35,471,527
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	51,927	4,202,971
Corning, Inc.	156,366	4,497,086
FLIR Systems, Inc.	23,185	881,030
TE Connectivity Ltd.	60,328	4,802,109
Total		14,383,196
Internet Software & Services 4.7%
Akamai Technologies, Inc.(a)	29,375	1,385,031
Alphabet, Inc., Class A(a)	50,573	48,309,353
Alphabet, Inc., Class C(a)	50,705	47,628,728
eBay, Inc.(a)	171,037	6,179,567
Facebook, Inc., Class A(a)	401,634	69,068,999
VeriSign, Inc.(a)	14,998	1,556,042
Total		174,127,720
IT Services 3.9%
Accenture PLC, Class A	105,367	13,777,789
Alliance Data Systems Corp.	9,457	2,132,553
Automatic Data Processing, Inc.	76,026	8,094,488
Cognizant Technology Solutions Corp., Class A	100,080	7,082,662
CSRA, Inc.	24,686	777,856
DXC Technology Co.	48,116	4,089,860
Fidelity National Information Services, Inc.	56,173	5,219,595
Fiserv, Inc.(a)	36,090	4,464,694
Gartner, Inc.(a)	15,370	1,853,468
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	25,912	2,474,337
International Business Machines Corp.	145,273	20,778,397
MasterCard, Inc., Class A	159,383	21,245,754
Paychex, Inc.	54,332	3,098,554
PayPal Holdings, Inc.(a)	189,821	11,708,159
Total System Services, Inc.	28,140	1,945,037
Visa, Inc., Class A	313,705	32,474,742
Western Union Co. (The)	80,078	1,515,076
Total		142,733,021
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.(a)	131,666	1,711,658
Analog Devices, Inc.	62,365	5,218,080
Applied Materials, Inc.	182,600	8,238,912
Broadcom Ltd.	68,197	17,190,418
Intel Corp.	800,137	28,060,805
KLA-Tencor Corp.	26,634	2,495,340
Lam Research Corp.	27,412	4,549,844
Microchip Technology, Inc.	38,980	3,383,464
Micron Technology, Inc.(a)	176,697	5,649,003
NVIDIA Corp.	101,101	17,130,553
Qorvo, Inc.(a)	21,593	1,581,039
QUALCOMM, Inc.	251,038	13,121,756
Skyworks Solutions, Inc.	31,354	3,303,457
Texas Instruments, Inc.	169,291	14,020,681
Xilinx, Inc.	42,152	2,784,561
Total		128,439,571
Software 5.0%
Activision Blizzard, Inc.	117,816	7,724,017
Adobe Systems, Inc.(a)	84,060	13,042,750
ANSYS, Inc.(a)	14,525	1,871,110
Autodesk, Inc.(a)	32,956	3,772,144
CA, Inc.	53,248	1,766,769
Citrix Systems, Inc.(a)	25,681	2,008,511
Electronic Arts, Inc.(a)	52,681	6,400,741
Intuit, Inc.	41,357	5,849,948
Microsoft Corp.	1,311,838	98,086,127
Oracle Corp.	510,379	25,687,375
Red Hat, Inc.(a)	30,205	3,247,037
Salesforce.com, Inc.(a)	113,614	10,849,001

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Symantec Corp.	103,345	3,098,283
Synopsys, Inc.(a)	25,536	2,053,605
Total		185,457,418
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	885,915	145,290,060
Hewlett Packard Enterprise Co.	282,877	5,108,759
HP, Inc.	286,025	5,457,357
NetApp, Inc.	46,040	1,779,906
Seagate Technology PLC	50,464	1,591,130
Western Digital Corp.	49,486	4,368,129
Xerox Corp.	36,272	1,170,498
Total		164,765,839
Total Information Technology		845,378,292
Materials 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	36,997	5,378,254
Albemarle Corp.	18,821	2,188,129
CF Industries Holdings, Inc.	39,616	1,148,468
Dow Chemical Co. (The)	189,481	12,628,909
Eastman Chemical Co.	24,779	2,135,950
Ecolab, Inc.	44,353	5,912,255
EI du Pont de Nemours & Co.	149,078	12,512,116
FMC Corp.	22,770	1,963,229
International Flavors & Fragrances, Inc.	13,414	1,835,706
LyondellBasell Industries NV, Class A	56,124	5,084,273
Monsanto Co.	74,556	8,737,963
Mosaic Co. (The)	59,644	1,191,687
PPG Industries, Inc.	43,533	4,541,363
Praxair, Inc.	48,574	6,389,424
Sherwin-Williams Co. (The)	13,769	4,671,409
Total		76,319,135
Construction Materials 0.1%
Martin Marietta Materials, Inc.	10,643	2,256,209
Vulcan Materials Co.	22,460	2,723,500
Total		4,979,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Avery Dennison Corp.	15,045	1,418,142
Ball Corp.	59,487	2,378,885
International Paper Co.	70,156	3,779,304
Packaging Corp. of America	16,010	1,799,684
Sealed Air Corp.	33,270	1,476,522
WestRock Co.	42,670	2,428,350
Total		13,280,887
Metals & Mining 0.3%
Freeport-McMoRan, Inc.(a)	226,165	3,342,719
Newmont Mining Corp.	90,608	3,473,911
Nucor Corp.	54,215	2,987,788
Total		9,804,418
Total Materials		104,384,149
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 2.9%
Alexandria Real Estate Equities, Inc.	15,471	1,876,787
American Tower Corp.	72,215	10,691,431
Apartment Investment & Management Co., Class A	26,679	1,209,359
AvalonBay Communities, Inc.	23,415	4,395,698
Boston Properties, Inc.	26,140	3,152,484
Crown Castle International Corp.	68,409	7,418,272
Digital Realty Trust, Inc.	27,146	3,212,458
Duke Realty Corp.	60,420	1,795,682
Equinix, Inc.	13,240	6,201,748
Equity Residential	62,390	4,189,488
Essex Property Trust, Inc.	11,147	2,964,768
Extra Space Storage, Inc.	21,398	1,661,127
Federal Realty Investment Trust	12,277	1,558,320
GGP, Inc.	98,979	2,053,814
HCP, Inc.	79,613	2,373,264
Host Hotels & Resorts, Inc.	125,692	2,277,539
Iron Mountain, Inc.	41,732	1,645,075
Kimco Realty Corp.	72,327	1,419,056
Macerich Co. (The)	20,236	1,067,854
Mid-America Apartment Communities, Inc.	19,300	2,054,678
ProLogis, Inc.	90,112	5,709,496
Public Storage	25,406	5,216,868

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	46,395	2,670,496
Regency Centers Corp.	24,855	1,598,674
SBA Communications Corp.(a)	20,610	3,164,666
Simon Property Group, Inc.	53,046	8,320,265
SL Green Realty Corp.	17,305	1,667,856
UDR, Inc.	45,433	1,763,709
Ventas, Inc.	60,302	4,127,069
Vornado Realty Trust	29,268	2,180,173
Welltower, Inc.	62,219	4,555,675
Weyerhaeuser Co.	127,653	4,162,764
Total		108,356,613
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	51,096	1,843,543
Total Real Estate		110,200,156
Telecommunication Services 2.1%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	1,044,645	39,132,402
CenturyLink, Inc.	93,257	1,839,028
Level 3 Communications, Inc.(a)	49,743	2,707,511
Verizon Communications, Inc.	693,146	33,250,214
Total		76,929,155
Total Telecommunication Services		76,929,155
Utilities 3.2%
Electric Utilities 2.0%
Alliant Energy Corp.	38,707	1,654,337
American Electric Power Co., Inc.	83,553	6,152,007
Duke Energy Corp.	118,925	10,382,152
Edison International	55,356	4,438,444
Entergy Corp.	30,498	2,414,527
Eversource Energy	53,849	3,392,487
Exelon Corp.	157,362	5,959,299
FirstEnergy Corp.	75,401	2,456,565
NextEra Energy, Inc.	79,552	11,973,372
PG&E Corp.	86,758	6,106,028
Pinnacle West Capital Corp.	18,951	1,705,021
Common Stocks (continued)
Issuer	Shares	Value ($)
PPL Corp.	116,079	4,554,940
Southern Co. (The)	169,002	8,156,037
Xcel Energy, Inc.	86,274	4,270,563
Total		73,615,779
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	112,169	1,238,346
NRG Energy, Inc.	53,710	1,337,916
Total		2,576,262
Multi-Utilities 1.0%
Ameren Corp.	41,223	2,472,968
CenterPoint Energy, Inc.	73,227	2,168,984
CMS Energy Corp.	47,656	2,313,222
Consolidated Edison, Inc.	51,886	4,372,433
Dominion Energy, Inc.	106,870	8,418,150
DTE Energy Co.	30,484	3,423,963
NiSource, Inc.	54,956	1,476,668
Public Service Enterprise Group, Inc.	85,958	4,026,273
SCANA Corp.	24,284	1,466,268
Sempra Energy	42,624	5,026,648
WEC Energy Group, Inc.	53,623	3,497,292
Total		38,662,869
Water Utilities 0.1%
American Water Works Co., Inc.	30,277	2,449,409
Total Utilities		117,304,319
Total Common Stocks (Cost $1,729,486,671)		3,598,301,512

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(c),(f)	32,672,430	32,672,430
Total Money Market Funds (Cost $32,670,961)		32,672,430
Total Investments (Cost: $1,762,157,632)		3,630,973,942
Other Assets & Liabilities, Net		48,970,739
Net Assets		3,679,944,681

At August 31, 2017, securities and/or cash totaling $2,366,230 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	651	09/2017	USD	80,401,755	432,174	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Ameriprise Financial, Inc.	28,324	—	(2,417)	25,907	220,891	(36,175)	44,290	3,588,379
Columbia Short-Term Cash Fund, 1.146%	47,891,632	292,270,890	(307,490,092)	32,672,430	(961)	1,469	201,578	32,672,430
Total	47,919,956	292,270,890	(307,492,509)	32,698,337	219,930	(34,706)	245,868	36,260,809

(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2017.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	433,433,520	—	—	—	433,433,520
Consumer Staples	304,889,204	—	—	—	304,889,204
Energy	203,827,876	—	—	—	203,827,876
Financials	511,689,701	—	—	—	511,689,701
Health Care	526,991,101	0*	—	—	526,991,101
Industrials	363,274,039	—	—	—	363,274,039
Information Technology	845,378,292	—	—	—	845,378,292
Materials	104,384,149	—	—	—	104,384,149
Real Estate	110,200,156	—	—	—	110,200,156
Telecommunication Services	76,929,155	—	—	—	76,929,155
Utilities	117,304,319	—	—	—	117,304,319
Total Common Stocks	3,598,301,512	0*	—	—	3,598,301,512
Money Market Funds	—	—	—	32,672,430	32,672,430
Total Investments	3,598,301,512	0*	—	32,672,430	3,630,973,942
Derivatives
Asset
Futures Contracts	432,174	—	—	—	432,174
Total	3,598,733,686	0*	—	32,672,430	3,631,406,116

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,728,885,206
Investments in affiliated issuers, at cost	33,272,426
Investments in unaffiliated issuers, at value	3,594,713,133
Investments in affiliated issuers, at value	36,260,809
Receivable for:
Investments sold	42,839,374
Capital shares sold	3,222,639
Dividends	8,121,781
Foreign tax reclaims	8,874
Variation margin for futures contracts	243,815
Expense reimbursement due from Investment Manager	226
Total assets	3,685,410,651
Liabilities
Payable for:
Investments purchased	3,164,460
Capital shares purchased	2,051,080
Variation margin for futures contracts	3,043
Management services fees	20,101
Distribution and/or service fees	6,715
Compensation of board members	214,644
Other expenses	5,927
Total liabilities	5,465,970
Net assets applicable to outstanding capital stock	$3,679,944,681
Represented by
Paid in capital	1,747,200,779
Undistributed net investment income	34,170,513
Accumulated net realized gain	29,324,905
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,865,827,927
Investments - affiliated issuers	2,988,383
Futures contracts	432,174
Total - representing net assets applicable to outstanding capital stock	$3,679,944,681
Class A
Net assets	$975,712,707
Shares outstanding	20,689,813
Net asset value per share	$47.16
Class R5
Net assets	$397,206,334
Shares outstanding	8,263,941
Net asset value per share	$48.07
Class Y
Net assets	$62,266
Shares outstanding	1,331
Net asset value per share	$46.78
Class Z
Net assets	$2,306,963,374
Shares outstanding	48,637,267
Net asset value per share	$47.43
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Index Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$39,177,081
Dividends — affiliated issuers	245,868
Total income	39,422,949
Expenses:
Management services fees	3,691,121
Distribution and/or service fees
Class A	1,239,955
Class B(a)	418
Compensation of board members	46,895
Other	12,158
Total expenses	4,990,547
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(59,054)
Expense reduction	(3,559)
Total net expenses	4,927,934
Net investment income	34,495,015
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	58,231,373
Investments — affiliated issuers	219,930
Futures contracts	3,957,380
Net realized gain	62,408,683
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	101,576,427
Investments — affiliated issuers	(34,706)
Futures contracts	(1,642,935)
Net change in unrealized appreciation (depreciation)	99,898,786
Net realized and unrealized gain	162,307,469
Net increase in net assets resulting from operations	$196,802,484

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)(a)	Year Ended February 28, 2017
Operations
Net investment income	$34,495,015	$68,904,301
Net realized gain	62,408,683	45,653,072
Net change in unrealized appreciation (depreciation)	99,898,786	658,527,125
Net increase in net assets resulting from operations	196,802,484	773,084,498
Distributions to shareholders
Net investment income
Class A	(2,594,914)	(18,229,802)
Class B(b)	(149)	(1,364)
Class I(c)	—	(58)
Class R5	(1,130,250)	(6,300,951)
Class Y	(8)	—
Class Z	(6,882,923)	(42,314,042)
Net realized gains
Class A	(6,673,905)	(3,184,427)
Class B(b)	(679)	(396)
Class I(c)	—	(9)
Class R5	(2,538,479)	(980,818)
Class Y	(18)	—
Class Z	(15,458,673)	(6,554,348)
Total distributions to shareholders	(35,279,998)	(77,566,215)
Decrease in net assets from capital stock activity	(174,042,455)	(244,867,921)
Total increase (decrease) in net assets	(12,519,969)	450,650,362
Net assets at beginning of period	3,692,464,650	3,241,814,288
Net assets at end of period	$3,679,944,681	$3,692,464,650
Undistributed net investment income	$34,170,513	$10,283,742

(a)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Index Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)(a)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	2,553,101	117,423,742	7,701,299	317,994,091
Distributions reinvested	183,812	8,519,684	477,119	19,901,629
Redemptions	(5,780,036)	(264,707,613)	(11,257,712)	(468,648,837)
Net decrease	(3,043,123)	(138,764,187)	(3,079,294)	(130,753,117)
Class B(b)
Distributions reinvested	18	804	41	1,725
Redemptions (c)	(2,750)	(127,803)	(1,797)	(74,548)
Net decrease	(2,732)	(126,999)	(1,756)	(72,823)
Class I(d)
Redemptions	(70)	(3,174)	—	—
Net decrease	(70)	(3,174)	—	—
Class R5
Subscriptions	1,011,714	47,540,214	2,862,611	120,210,850
Distributions reinvested	77,689	3,668,474	171,476	7,281,769
Redemptions	(686,004)	(32,113,528)	(2,419,119)	(101,675,457)
Net increase	403,399	19,095,160	614,968	25,817,162
Class Y(d)
Subscriptions	1,331	61,706	—	—
Net increase	1,331	61,706	—	—
Class Z
Subscriptions	6,181,701	283,893,230	8,475,239	353,748,928
Distributions reinvested	387,076	18,037,723	906,336	37,978,489
Redemptions	(7,714,932)	(356,235,914)	(12,662,882)	(531,586,560)
Net decrease	(1,146,155)	(54,304,961)	(3,281,307)	(139,859,143)
Total net decrease	(3,787,350)	(174,042,455)	(5,747,389)	(244,867,921)

(a)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$45.16	0.39	2.05	2.44	(0.12)	(0.32)
2/28/2017	$37.05	0.73	8.24	8.97	(0.73)	(0.13)
2/29/2016	$40.60	0.64	(3.24)	(2.60)	(0.85)	(0.10)
2/28/2015	$35.85	0.83	4.52	5.35	(0.58)	(0.02)
2/28/2014	$29.16	0.53	6.67	7.20	(0.51)	—
2/28/2013	$26.35	0.50	2.88	3.38	(0.57)	—
Class R5
8/31/2017 (c)	$45.98	0.46	2.09	2.55	(0.14)	(0.32)
2/28/2017	$37.70	0.85	8.39	9.24	(0.83)	(0.13)
2/29/2016	$41.29	0.84	(3.38)	(2.54)	(0.95)	(0.10)
2/28/2015	$36.45	0.94	4.60	5.54	(0.68)	(0.02)
2/28/2014	$29.63	0.68	6.74	7.42	(0.60)	—
2/28/2013 (g)	$27.28	0.21	2.68	2.89	(0.54)	—
Class Y
8/31/2017 (c),(h)	$45.37	0.49	1.38	1.87	(0.14)	(0.32)
Class Z
8/31/2017 (c)	$45.38	0.45	2.06	2.51	(0.14)	(0.32)
2/28/2017	$37.22	0.84	8.28	9.12	(0.83)	(0.13)
2/29/2016	$40.78	0.75	(3.26)	(2.51)	(0.95)	(0.10)
2/28/2015	$36.00	0.89	4.59	5.48	(0.68)	(0.02)
2/28/2014	$29.28	0.62	6.69	7.31	(0.59)	—
2/28/2013	$26.45	0.57	2.89	3.46	(0.63)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Large Cap Index Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.44)	$47.16	5.42%	0.45% (d)	0.45% (d),(e)	1.69% (d)	2%	$975,713
(0.86)	$45.16	24.40%	0.45% (f)	0.45% (e),(f)	1.77%	4%	$1,071,791
(0.95)	$37.05	(6.57%)	0.45%	0.45% (e)	1.63%	11%	$993,376
(0.60)	$40.60	14.98%	0.45%	0.45% (e)	2.18%	5%	$1,126,444
(0.51)	$35.85	24.80%	0.45%	0.45% (e)	1.63%	3%	$796,430
(0.57)	$29.16	12.98%	0.45% (f)	0.44% (e),(f)	1.85%	7%	$544,128

(0.46)	$48.07	5.56%	0.20% (d)	0.20% (d)	1.94% (d)	2%	$397,206
(0.96)	$45.98	24.73%	0.20% (f)	0.20% (f)	2.02%	4%	$361,419
(1.05)	$37.70	(6.33%)	0.20%	0.20%	2.12%	11%	$273,170
(0.70)	$41.29	15.25%	0.20%	0.20%	2.44%	5%	$170,244
(0.60)	$36.45	25.14%	0.20%	0.20%	1.96%	3%	$98,439
(0.54)	$29.63	10.73%	0.14% (d)	0.14% (d)	2.48% (d)	7%	$3

(0.46)	$46.78	4.13%	0.20% (d)	0.20% (d)	2.17% (d)	2%	$62

(0.46)	$47.43	5.54%	0.20% (d)	0.20% (d),(e)	1.93% (d)	2%	$2,306,963
(0.96)	$45.38	24.72%	0.20% (f)	0.20% (e),(f)	2.02%	4%	$2,259,128
(1.05)	$37.22	(6.34%)	0.20%	0.20% (e)	1.88%	11%	$1,975,099
(0.70)	$40.78	15.27%	0.20%	0.20% (e)	2.33%	5%	$2,406,361
(0.59)	$36.00	25.09%	0.20%	0.20% (e)	1.88%	3%	$2,308,382
(0.63)	$29.28	13.28%	0.20% (f)	0.19% (e),(f)	2.06%	7%	$1,961,058
Columbia Large Cap Index Fund | Semiannual Report 2017	21

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
22	Columbia Large Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Large Cap Index Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
24	Columbia Large Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	432,174*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,957,380

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(1,642,935)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	73,594,613
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Large Cap Index Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
26	Columbia Large Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation fees.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $3,269.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $3,559.
Columbia Large Cap Index Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class B	13
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2018
Class A	0.45%
Class R5	0.20
Class Y	0.20
Class Z	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
28	Columbia Large Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,762,158,000	1,937,725,000	(68,477,000)	1,869,248,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $56,569,743 and $268,425,838, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 8. Significant risks
Shareholder concentration risk
At August 31, 2017, unaffiliated shareholders of record owned 25.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Large Cap Index Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Large Cap Index Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Large Cap Index Fund | Semiannual Report 2017	31

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Large Cap Index Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Large Cap Index Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Large Cap Index Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Large Cap Index Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR175_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Large Cap Growth Fund III
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Growth Fund III   |  Semiannual Report 2017

Columbia Large Cap Growth Fund III  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Growth Fund III (the Fund) seeks long-term growth of capital.
Portfolio management
John Wilson, CFA
Lead portfolio manager
Managed Fund since 2015
Peter Deininger, CFA, CAIA
Portfolio manager
Managed Fund since 2015
Tchintcia Barros, CFA
Portfolio manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/31/97	13.26	22.07	14.44	7.91
	Including sales charges		6.75	15.04	13.09	7.28
Class C	Excluding sales charges	12/31/97	12.84	21.18	13.59	7.11
	Including sales charges		11.84	20.18	13.59	7.11
Class R*		10/26/16	13.15	21.82	14.17	7.65
Class R4*		11/08/12	13.45	22.49	14.72	8.04
Class R5*		12/11/13	13.46	22.49	14.76	8.07
Class T*	Excluding sales charges	10/26/16	13.33	22.21	14.47	7.93
	Including sales charges		10.48	19.13	13.89	7.65
Class Y*		03/01/17	13.52	22.35	14.49	7.94
Class Z		12/31/97	13.41	22.47	14.74	8.19
Russell 1000 Growth Index			10.69	20.82	15.41	9.39
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Apple, Inc.	5.3
Alphabet, Inc., Class A	5.0
Microsoft Corp.	4.9
Facebook, Inc., Class A	4.1
Amazon.com, Inc.	4.0
Visa, Inc., Class A	3.5
Comcast Corp., Class A	2.8
PepsiCo, Inc.	2.1
Honeywell International, Inc.	2.1
Electronic Arts, Inc.	2.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	98.2
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	17.3
Consumer Staples	7.0
Energy	0.8
Financials	4.6
Health Care	16.9
Industrials	10.7
Information Technology	37.2
Materials	2.4
Real Estate	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Large Cap Growth Fund III | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,132.60	1,019.51	6.07	5.75	1.13
Class C	1,000.00	1,000.00	1,128.40	1,015.78	10.03	9.50	1.87
Class R	1,000.00	1,000.00	1,131.50	1,018.25	7.41	7.02	1.38
Class R4	1,000.00	1,000.00	1,134.50	1,020.77	4.73	4.48	0.88
Class R5	1,000.00	1,000.00	1,134.60	1,021.17	4.30	4.08	0.80
Class T (formerly Class W)	1,000.00	1,000.00	1,133.30	1,019.51	6.08	5.75	1.13
Class Y	1,000.00	1,000.00	1,120.90	1,021.22	4.18	4.02	0.79
Class Z	1,000.00	1,000.00	1,134.10	1,020.77	4.73	4.48	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 17.0%
Hotels, Restaurants & Leisure 4.1%
Norwegian Cruise Line Holdings Ltd.(a)	293,562	17,455,196
Starbucks Corp.	371,494	20,380,161
Yum China Holdings, Inc.(a)	316,260	11,182,954
Yum! Brands, Inc.	316,259	24,295,016
Total		73,313,327
Household Durables 1.7%
Mohawk Industries, Inc.(a)	65,400	16,554,048
Newell Brands, Inc.	279,705	13,504,157
Total		30,058,205
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.(a)	70,384	69,018,551
Expedia, Inc.	121,058	17,960,165
Priceline Group, Inc. (The)(a)	10,452	19,357,940
Total		106,336,656
Media 3.8%
Comcast Corp., Class A	1,193,975	48,487,325
DISH Network Corp., Class A(a)	315,094	18,051,735
Total		66,539,060
Specialty Retail 1.4%
TJX Companies, Inc. (The)	355,460	25,699,758
Total Consumer Discretionary		301,947,006
Consumer Staples 6.9%
Beverages 2.0%
PepsiCo, Inc.	310,134	35,891,808
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	160,452	25,149,247
SYSCO Corp.	463,244	24,399,061
Wal-Mart Stores, Inc.	144,148	11,253,634
Total		60,801,942
Tobacco 1.5%
Philip Morris International, Inc.	220,216	25,749,857
Total Consumer Staples		122,443,607
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Cimarex Energy Co.	141,943	14,150,298
Total Energy		14,150,298
Financials 4.5%
Banks 0.9%
Citigroup, Inc.	231,621	15,757,177
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	533,292	27,880,506
BlackRock, Inc.	30,538	12,795,727
Charles Schwab Corp. (The)	292,295	11,662,571
Goldman Sachs Group, Inc. (The)	54,710	12,240,815
Total		64,579,619
Total Financials		80,336,796
Health Care 16.6%
Biotechnology 9.2%
AbbVie, Inc.	378,107	28,471,457
ACADIA Pharmaceuticals, Inc.(a)	91,832	3,270,137
Alexion Pharmaceuticals, Inc.(a)	190,562	27,137,934
Biogen, Inc.(a)	89,137	28,217,209
bluebird bio, Inc.(a)	23,488	2,932,477
Celgene Corp.(a)	229,077	31,825,668
Clovis Oncology, Inc.(a)	69,638	5,297,363
Intercept Pharmaceuticals, Inc.(a)	61,693	7,194,021
TESARO, Inc.(a)	34,407	4,443,320
Vertex Pharmaceuticals, Inc.(a)	156,458	25,117,767
Total		163,907,353
Health Care Equipment & Supplies 2.5%
Edwards Lifesciences Corp.(a)	223,712	25,427,106
Medtronic PLC	244,858	19,740,452
Total		45,167,558
Health Care Providers & Services 2.6%
Aetna, Inc.	175,674	27,703,790
Humana, Inc.	69,367	17,870,326
Total		45,574,116

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.3%
Illumina, Inc.(a)	80,117	16,380,722
Thermo Fisher Scientific, Inc.	127,409	23,843,320
Total		40,224,042
Total Health Care		294,873,069
Industrials 10.5%
Aerospace & Defense 0.9%
L3 Technologies, Inc.	87,749	15,924,689
Air Freight & Logistics 1.9%
FedEx Corp.	157,032	33,664,520
Airlines 1.0%
Alaska Air Group, Inc.	240,717	17,971,931
Commercial Services & Supplies 0.7%
Stericycle, Inc.(a)	178,421	12,826,686
Electrical Equipment 0.7%
Sensata Technologies Holding NV(a)	277,992	12,415,123
Industrial Conglomerates 2.0%
Honeywell International, Inc.	258,450	35,735,881
Machinery 2.2%
Cummins, Inc.	117,089	18,661,645
Xylem, Inc.	308,220	19,131,215
Total		37,792,860
Road & Rail 1.1%
Kansas City Southern	184,904	19,124,621
Total Industrials		185,456,311
Information Technology 36.5%
Internet Software & Services 11.0%
Alibaba Group Holding Ltd., ADR(a)	130,779	22,459,985
Alphabet, Inc., Class A(a)	91,797	87,688,166
Alphabet, Inc., Class C(a)	13,860	13,019,114
Facebook, Inc., Class A(a)	419,714	72,178,217
Total		195,345,482
IT Services 4.4%
FleetCor Technologies, Inc.(a)	118,847	17,086,633
Visa, Inc., Class A	586,268	60,690,463
Total		77,777,096
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.8%
Broadcom Ltd.	117,997	29,743,504
Lam Research Corp.	121,696	20,199,102
MACOM Technology Solutions Holdings, Inc.(a)	458,250	20,868,705
Micron Technology, Inc.(a)	558,603	17,858,538
NVIDIA Corp.	188,405	31,923,343
Total		120,593,192
Software 9.1%
Electronic Arts, Inc.(a)	286,448	34,803,432
Microsoft Corp.	1,138,972	85,160,937
Salesforce.com, Inc.(a)	246,351	23,524,057
ServiceNow, Inc.(a)	164,439	19,106,167
Total		162,594,593
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	560,862	91,981,368
Total Information Technology		648,291,731
Materials 2.4%
Chemicals 2.4%
Eastman Chemical Co.	289,501	24,954,986
LyondellBasell Industries NV, Class A	190,201	17,230,309
Total		42,185,295
Total Materials		42,185,295
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
American Tower Corp.	174,210	25,791,791
Equinix, Inc.	59,508	27,874,142
Total		53,665,933
Total Real Estate		53,665,933
Total Common Stocks (Cost $1,269,412,791)		1,743,350,046

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(c)	32,229,775	32,229,775
Total Money Market Funds (Cost $32,229,762)		32,229,775
Total Investments (Cost: $1,301,642,553)		1,775,579,821
Other Assets & Liabilities, Net		(619,906)
Net Assets		1,774,959,915
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	7,904,233	258,584,556	(234,259,014)	32,229,775	698	13	72,682	32,229,775
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	301,947,006	—	—	—	301,947,006
Consumer Staples	122,443,607	—	—	—	122,443,607
Energy	14,150,298	—	—	—	14,150,298
Financials	80,336,796	—	—	—	80,336,796
Health Care	294,873,069	—	—	—	294,873,069
Industrials	185,456,311	—	—	—	185,456,311
Information Technology	648,291,731	—	—	—	648,291,731
Materials	42,185,295	—	—	—	42,185,295
Real Estate	53,665,933	—	—	—	53,665,933
Total Common Stocks	1,743,350,046	—	—	—	1,743,350,046
Money Market Funds	—	—	—	32,229,775	32,229,775
Total Investments	1,743,350,046	—	—	32,229,775	1,775,579,821
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,269,412,791
Investments in affiliated issuers, at cost	32,229,762
Investments in unaffiliated issuers, at value	1,743,350,046
Investments in affiliated issuers, at value	32,229,775
Cash	264,981
Receivable for:
Investments sold	408,569
Capital shares sold	643,098
Dividends	1,853,761
Prepaid expenses	8,412
Other assets	23,640
Total assets	1,778,782,282
Liabilities
Payable for:
Capital shares purchased	2,962,661
Management services fees	34,031
Distribution and/or service fees	14,632
Transfer agent fees	214,436
Compensation of board members	506,844
Compensation of chief compliance officer	306
Other expenses	89,457
Total liabilities	3,822,367
Net assets applicable to outstanding capital stock	$1,774,959,915
Represented by
Paid in capital	1,232,015,107
Excess of distributions over net investment income	(527,908)
Accumulated net realized gain	69,535,448
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	473,937,255
Investments - affiliated issuers	13
Total - representing net assets applicable to outstanding capital stock	$1,774,959,915
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$859,813,217
Shares outstanding	48,764,137
Net asset value per share	$17.63
Maximum offering price per share(a)	$18.71
Class C
Net assets	$310,729,379
Shares outstanding	24,134,373
Net asset value per share	$12.87
Class R
Net assets	$26,093,440
Shares outstanding	1,469,611
Net asset value per share	$17.76
Class R4
Net assets	$25,810,351
Shares outstanding	1,328,647
Net asset value per share	$19.43
Class R5
Net assets	$9,049,468
Shares outstanding	461,885
Net asset value per share	$19.59
Class T(b)
Net assets	$4,116
Shares outstanding	231
Net asset value per share(c)	$17.81
Maximum offering price per share(d)	$18.27
Class Y
Net assets	$203,377
Shares outstanding	10,721
Net asset value per share	$18.97
Class Z
Net assets	$543,256,567
Shares outstanding	28,738,090
Net asset value per share	$18.90

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,883,205
Dividends — affiliated issuers	72,682
Total income	10,955,887
Expenses:
Management services fees	6,302,154
Distribution and/or service fees
Class A	1,026,937
Class B(a)	3,092
Class C	1,845,823
Class R	66,665
Class T(b)	5
Transfer agent fees
Class A	583,657
Class B(a)	439
Class C	261,617
Class R	18,953
Class R4	17,846
Class R5	2,749
Class T(b)	2
Class Y	6
Class Z	382,287
Compensation of board members	53,762
Custodian fees	8,859
Printing and postage fees	92,778
Registration fees	59,742
Audit fees	14,124
Legal fees	11,200
Compensation of chief compliance officer	100
Other	37,697
Total expenses	10,790,494
Expense reduction	(2,423)
Total net expenses	10,788,071
Net investment income	167,816
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	72,582,286
Investments — affiliated issuers	698
Net realized gain	72,582,984
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	147,815,319
Investments — affiliated issuers	13
Net change in unrealized appreciation (depreciation)	147,815,332
Net realized and unrealized gain	220,398,316
Net increase in net assets resulting from operations	$220,566,132

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017 (a),(b)
Operations
Net investment income (loss)	$167,816	$(33,716)
Net realized gain	72,582,984	50,807,178
Net change in unrealized appreciation (depreciation)	147,815,332	174,919,902
Net increase in net assets resulting from operations	220,566,132	225,693,364
Distributions to shareholders
Net realized gains
Class A	(9,563,032)	(47,042,172)
Class B(c)	(3,487)	(245,574)
Class C	(4,835,939)	(25,947,104)
Class I(d)	—	(251)
Class R	(300,186)	(196,090)
Class R4	(258,309)	(409,278)
Class R5	(95,436)	(550,070)
Class T(e)	(44)	(29)
Class Y	(28)	—
Class Z	(5,655,187)	(16,329,165)
Total distributions to shareholders	(20,711,648)	(90,719,733)
Increase (decrease) in net assets from capital stock activity	(203,554,056)	999,362,872
Total increase (decrease) in net assets	(3,699,572)	1,134,336,503
Net assets at beginning of period	1,778,659,487	644,322,984
Net assets at end of period	$1,774,959,915	$1,778,659,487
Excess of distributions over net investment income	$(527,908)	$(695,724)

(a)	Class R shares are based on operations from October 26, 2016 (commencement of operations) through the stated period end.
(b)	Class T shares are based on operations from October 26, 2016 (commencement of operations) through the stated period end.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(e)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017 (a),(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(c)
Subscriptions (d)	6,588,856	112,078,231	2,031,189	29,643,851
Fund reorganization	—	—	37,488,922	542,761,159
Distributions reinvested	352,153	5,986,602	2,142,158	30,334,992
Redemptions	(11,548,484)	(188,720,493)	(12,228,776)	(183,704,837)
Net increase (decrease)	(4,607,475)	(70,655,660)	29,433,493	419,035,165
Class B(c)
Subscriptions	65	810	9,733	101,002
Fund reorganization	—	—	271,172	2,872,181
Distributions reinvested	195	2,395	12,667	131,594
Redemptions (d)	(162,903)	(1,924,751)	(295,465)	(3,286,747)
Net decrease	(162,643)	(1,921,546)	(1,893)	(181,970)
Class C
Subscriptions	145,442	1,784,383	1,265,643	13,434,091
Fund reorganization	—	—	30,052,755	321,908,822
Distributions reinvested	337,475	4,194,809	1,337,397	14,052,374
Redemptions	(13,179,424)	(162,857,252)	(8,723,824)	(97,262,884)
Net increase (decrease)	(12,696,507)	(156,878,060)	23,931,971	252,132,403
Class I(e)
Fund reorganization	—	—	95	1,488
Redemptions	(216)	(3,702)	—	—
Net increase (decrease)	(216)	(3,702)	95	1,488
Class R
Subscriptions	86,058	1,448,081	74,032	1,108,240
Fund reorganization	—	—	1,945,387	28,416,654
Distributions reinvested	16,347	280,024	12,237	180,746
Redemptions	(288,807)	(4,886,966)	(375,643)	(5,628,093)
Net increase (decrease)	(186,402)	(3,158,861)	1,656,013	24,077,547
Class R4
Subscriptions	105,237	1,972,869	137,292	2,255,290
Fund reorganization	—	—	1,446,760	22,990,666
Distributions reinvested	13,796	258,268	26,085	409,022
Redemptions	(201,309)	(3,700,580)	(410,037)	(6,737,338)
Net increase (decrease)	(82,276)	(1,469,443)	1,200,100	18,917,640
Class R5
Subscriptions	127,608	2,377,027	69,828	1,148,004
Fund reorganization	—	—	341,216	5,464,112
Distributions reinvested	5,053	95,396	35,214	549,810
Redemptions	(159,875)	(2,997,668)	(261,224)	(4,286,097)
Net increase (decrease)	(27,214)	(525,245)	185,034	2,875,829
Class T(f)
Subscriptions	—	—	170	2,499
Fund reorganization	—	—	102	1,485
Redemptions	—	—	(41)	(615)
Net increase	—	—	231	3,369
Class Y(e)
Subscriptions	10,732	199,823	—	—
Redemptions	(11)	(208)	—	—
Net increase	10,721	199,615	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017 (a),(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	7,029,885	121,252,955	2,286,902	36,484,373
Fund reorganization	—	—	25,032,233	387,279,104
Distributions reinvested	251,877	4,589,199	759,229	11,506,932
Redemptions	(5,318,524)	(94,983,308)	(9,538,590)	(152,769,008)
Net increase	1,963,238	30,858,846	18,539,774	282,501,401
Total net increase (decrease)	(15,788,774)	(203,554,056)	74,944,818	999,362,872

(a)	Class R shares are based on operations from October 26, 2016 (commencement of operations) through the stated period end.
(b)	Class T shares are based on operations from October 26, 2016 (commencement of operations) through the stated period end.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(d)	Includes conversions of Class B shares to Class A shares, if any.
(e)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(f)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund III | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Large Cap Growth Fund III | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$15.74	0.01	2.07	2.08	—	(0.19)
2/28/2017	$14.87	0.02	2.84	2.86	—	(1.99)
2/29/2016	$20.50	(0.09)	(1.73)	(1.82)	—	(3.81)
2/28/2015	$21.22	(0.05)	2.41	2.36	—	(3.08)
2/28/2014	$20.84	(0.02)	6.50	6.48	—	(6.10)
2/28/2013	$24.18	0.06	1.28	1.34	(0.11)	(4.57)
Class C
8/31/2017 (c)	$11.58	(0.04)	1.52	1.48	—	(0.19)
2/28/2017	$11.51	(0.07)	2.13	2.06	—	(1.99)
2/29/2016	$16.81	(0.18)	(1.34)	(1.52)	—	(3.78)
2/28/2015	$17.94	(0.16)	1.99	1.83	—	(2.96)
2/28/2014	$18.42	(0.16)	5.64	5.48	—	(5.96)
2/28/2013	$21.96	(0.10)	1.13	1.03	—	(4.57)
Class R
8/31/2017 (c)	$15.87	(0.01)	2.09	2.08	—	(0.19)
2/28/2017 (h)	$14.69	(0.01)	1.30	1.29	—	(0.11)
Class R4
8/31/2017 (c)	$17.30	0.03	2.29	2.32	—	(0.19)
2/28/2017	$16.13	0.06	3.10	3.16	—	(1.99)
2/29/2016	$21.88	(0.05)	(1.89)	(1.94)	—	(3.81)
2/28/2015	$22.42	0.01	2.57	2.58	—	(3.12)
2/28/2014	$21.72	0.00 (i)	6.84	6.84	—	(6.14)
2/28/2013 (j)	$22.72	0.01	2.25	2.26	(0.18)	(3.08)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.19)	$17.63	13.26%	1.13% (d)	1.13% (d),(e)	0.09% (d)	14%	$859,813
(1.99)	$15.74	20.85%	1.18% (f)	1.17% (e),(f)	0.11%	29%	$840,034
(3.81)	$14.87	(11.07%)	1.24% (g)	1.22% (e),(g)	(0.46%)	102%	$356,035
(3.08)	$20.50	12.29%	1.22% (g)	1.22% (e),(g)	(0.23%)	53%	$543,323
(6.10)	$21.22	34.77%	1.21% (g)	1.21% (e),(g)	(0.07%)	95%	$598,791
(4.68)	$20.84	6.84%	1.34%	1.29% (e)	0.28%	76%	$932,546

(0.19)	$12.87	12.84%	1.87% (d)	1.87% (d),(e)	(0.64%) (d)	14%	$310,729
(1.99)	$11.58	19.89%	1.91% (f)	1.91% (e),(f)	(0.63%)	29%	$426,640
(3.78)	$11.51	(11.70%)	1.99% (g)	1.97% (e),(g)	(1.21%)	102%	$148,420
(2.96)	$16.81	11.47%	1.97% (g)	1.97% (e),(g)	(0.98%)	53%	$227,979
(5.96)	$17.94	33.75%	1.96% (g)	1.96% (e),(g)	(0.85%)	95%	$246,747
(4.57)	$18.42	6.02%	2.09%	2.04% (e)	(0.47%)	76%	$225,678

(0.19)	$17.76	13.15%	1.38% (d)	1.38% (d),(e)	(0.15%) (d)	14%	$26,093
(0.11)	$15.87	8.81%	1.35% (d)	1.35% (d),(e)	(0.14%) (d)	29%	$26,278

(0.19)	$19.43	13.45%	0.88% (d)	0.88% (d),(e)	0.35% (d)	14%	$25,810
(1.99)	$17.30	21.11%	0.92% (f)	0.92% (e),(f)	0.32%	29%	$24,411
(3.81)	$16.13	(10.88%)	0.98% (g)	0.97% (e),(g)	(0.23%)	102%	$3,401
(3.12)	$21.88	12.64%	0.98% (g)	0.97% (e),(g)	0.03%	53%	$18,848
(6.14)	$22.42	35.07%	0.97% (g)	0.97% (e),(g)	0.02%	95%	$5,255
(3.26)	$21.72	10.88%	1.03% (d)	0.99% (d)	0.18% (d)	76%	$2
Columbia Large Cap Growth Fund III | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
8/31/2017 (c)	$17.44	0.04	2.30	2.34	—	(0.19)
2/28/2017	$16.23	0.08	3.12	3.20	—	(1.99)
2/29/2016	$21.96	(0.01)	(1.90)	(1.91)	—	(3.82)
2/28/2015	$22.49	0.04	2.58	2.62	—	(3.15)
2/28/2014 (k)	$25.48	(0.00) (i)	1.77	1.77	—	(4.76)
Class T(l)
8/31/2017 (c)	$15.89	0.01	2.10	2.11	—	(0.19)
2/28/2017 (m)	$14.69	0.01	1.30	1.31	—	(0.11)
Class Y
8/31/2017 (c),(n)	$17.10	0.04	2.02	2.06	—	(0.19)
Class Z
8/31/2017 (c)	$16.84	0.03	2.22	2.25	—	(0.19)
2/28/2017	$15.74	0.06	3.03	3.09	—	(1.99)
2/29/2016	$21.44	(0.04)	(1.85)	(1.89)	—	(3.81)
2/28/2015	$22.04	0.01	2.51	2.52	—	(3.12)
2/28/2014	$21.44	0.04	6.70	6.74	—	(6.14)
2/28/2013	$24.73	0.13	1.31	1.44	(0.16)	(4.57)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class C	Class R4	Class R5	Class Z
02/28/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Class R shares commenced operations on October 26, 2016. Per share data and total return reflect activity from that date.
(i)	Rounds to zero.
(j)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Class R5 shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(l)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(m)	Class T shares commenced operations on October 26, 2016. Per share data and total return reflect activity from that date.
(n)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.19)	$19.59	13.46%	0.80% (d)	0.80% (d)	0.43% (d)	14%	$9,049
(1.99)	$17.44	21.23%	0.83% (f)	0.83% (f)	0.46%	29%	$8,530
(3.82)	$16.23	(10.72%)	0.83% (g)	0.83% (g)	(0.07%)	102%	$4,934
(3.15)	$21.96	12.77%	0.82% (g)	0.82% (g)	0.17%	53%	$8,682
(4.76)	$22.49	8.59%	0.81% (d),(g)	0.81% (d),(g)	(0.02%) (d)	95%	$6,220

(0.19)	$17.81	13.33%	1.13% (d)	1.13% (d),(e)	0.09% (d)	14%	$4
(0.11)	$15.89	8.95%	1.06% (d)	1.06% (d),(e)	0.14% (d)	29%	$4

(0.19)	$18.97	12.09%	0.79% (d)	0.79% (d)	0.43% (d)	14%	$203

(0.19)	$18.90	13.41%	0.88% (d)	0.88% (d),(e)	0.35% (d)	14%	$543,257
(1.99)	$16.84	21.19%	0.90% (f)	0.90% (e),(f)	0.37%	29%	$450,897
(3.81)	$15.74	(10.87%)	0.98% (g)	0.97% (e),(g)	(0.22%)	102%	$129,655
(3.12)	$21.44	12.59%	0.98% (g)	0.97% (e),(g)	0.03%	53%	$285,397
(6.14)	$22.04	35.08%	0.96% (g)	0.96% (e),(g)	0.16%	95%	$289,882
(4.73)	$21.44	7.12%	1.09%	1.04% (e)	0.55%	76%	$404,071
Columbia Large Cap Growth Fund III | Semiannual Report 2017	19

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund III (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus. Class R shares commenced operations on October 26, 2016.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
20	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
22	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.70% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $1,884.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class I and Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class B	0.06 (a),(b)
Class C	0.14
Class R	0.14
Class R4	0.14
Class R5	0.06
Class T	0.14
Class Y	0.02
Class Z	0.14

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $2,423.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $768,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
24	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class A	55,464
Class C	2,051
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through June 30, 2018	Prior to July 1, 2017
Class A	1.17%	1.17%
Class C	1.92	1.92
Class R	1.42	1.42
Class R4	0.92	0.92
Class R5	0.895	0.83
Class T	1.17	1.17
Class Y	0.845	0.78
Class Z	0.92	0.92
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,301,643,000	490,506,000	(16,569,000)	473,937,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The following capital loss carryforwards, determined at February 28, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	516,032	—	516,032
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $248,678,740 and $500,186,343, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 8. Fund reorganization
At the close of business on October 28, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia Large Cap Growth Fund II and Columbia Large Cap Growth Fund V, each a series of Columbia Funds Series Trust (the Acquired Funds). The reorganization was completed after the Board of Trustees of the Acquired Funds approved a plan of reorganization at a meeting held on September 12-14, 2016. The purpose of the transaction was to combine three funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $555,978,083 and the combined net assets immediately after the reorganization were $1,867,673,754.
26	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The reorganization was accomplished by a tax-free exchange of 33,337,606 shares of Columbia Large Cap Growth Fund II valued at $656,067,870 (including $41,222,134 of unrealized appreciation) and 47,796,834 shares of Columbia Large Cap Growth Fund V valued at $655,627,801 (including $89,691,806 of unrealized appreciation).
In exchange for the Acquired Funds’ shares, the Fund issued the following number of shares:
Shares
Class A	37,488,922
Class B	271,172
Class C	30,052,755
Class I	95
Class R	1,945,387
Class R4	1,446,760
Class R5	341,216
Class T	102
Class Z	25,032,233
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Funds’ cost of investments was carried forward.
The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on March 1, 2016, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended February 28, 2017 would have been approximately $2.4 million, $109.0 million, $276.3 million and $387.6 million, respectively.
Note 9. Significant risks
Shareholder concentration risk
At August 31, 2017, one unaffiliated shareholder of record owned 25.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Growth Fund III (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	29

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual management fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
30	Columbia Large Cap Growth Fund III | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Large Cap Growth Fund III | Semiannual Report 2017	31

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
32	Columbia Large Cap Growth Fund III | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Large Cap Growth Fund III
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR186_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Mid Cap Index Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Mid Cap Index Fund   |  Semiannual Report 2017

Columbia Mid Cap Index Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Mid Cap Index Fund (the Fund) seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index.
Portfolio management
Christopher Lo, CFA
Lead manager
Managed Fund since 2014
Vadim Shteyn
Co-manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	0.67	11.85	13.46	8.42
Class R5*	11/08/12	0.76	12.07	13.75	8.70
Class Y*	03/01/17	0.76	12.14	13.74	8.69
Class Z	03/31/00	0.78	12.16	13.74	8.70
S&P MidCap 400 Index		0.90	12.37	13.99	8.87
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Mid Cap Index Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Cadence Design Systems, Inc.	0.7
MSCI, Inc.	0.6
Take-Two Interactive Software, Inc.	0.6
Huntington Ingalls Industries, Inc.	0.6
Trimble Navigation Ltd.	0.6
Teleflex, Inc.	0.6
NVR, Inc.	0.6
Cognex Corp.	0.6
CDK Global, Inc.	0.6
Atmos Energy Corp.	0.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	11.3
Consumer Staples	3.7
Energy	3.5
Financials	16.3
Health Care	8.7
Industrials	14.8
Information Technology	18.6
Materials	7.2
Real Estate	9.9
Telecommunication Services	0.2
Utilities	5.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Mid Cap Index Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.70	1,022.94	2.28	2.29	0.45
Class R5	1,000.00	1,000.00	1,007.60	1,024.20	1.01	1.02	0.20
Class Y	1,000.00	1,000.00	991.50	1,024.20	0.99	1.02	0.20
Class Z	1,000.00	1,000.00	1,007.80	1,024.20	1.01	1.02	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Mid Cap Index Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 11.0%
Auto Components 0.6%
Cooper Tire & Rubber Co.	145,060	4,874,016
Dana, Inc.	396,170	9,535,812
Gentex Corp.	787,266	14,383,350
Total		28,793,178
Automobiles 0.3%
Thor Industries, Inc.	131,144	14,247,484
Distributors 0.3%
Pool Corp.	113,320	11,296,871
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	156,178	5,341,288
Graham Holdings Co., Class B	12,752	7,487,974
Service Corp. International	515,191	18,206,850
Sotheby’s (a)	125,582	5,634,864
Total		36,670,976
Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.	134,099	4,186,571
Buffalo Wild Wings, Inc.(a)	44,230	4,544,633
Cheesecake Factory, Inc. (The)	122,245	5,064,610
Churchill Downs, Inc.	35,470	6,930,838
Cracker Barrel Old Country Store, Inc.	65,890	9,795,207
Domino’s Pizza, Inc.	131,790	24,020,045
Dunkin’ Brands Group, Inc.	252,560	13,021,994
International Speedway Corp., Class A	69,189	2,466,588
Jack in the Box, Inc.	80,620	7,547,644
Papa John’s International, Inc.	72,550	5,426,015
Texas Roadhouse, Inc.	176,870	8,392,481
Wendy’s Co. (The)	524,688	7,828,345
Total		99,224,971
Household Durables 1.8%
CalAtlantic Group, Inc.	210,970	7,331,208
Helen of Troy Ltd.(a)	74,140	6,694,842
KB Home	227,726	4,873,336
NVR, Inc.(a)	9,552	25,989,559
Tempur Sealy International, Inc.(a)	128,504	7,954,398
Toll Brothers, Inc.	405,516	15,798,903
Common Stocks (continued)
Issuer	Shares	Value ($)
TRI Pointe Group, Inc.(a)	435,900	5,553,366
Tupperware Brands Corp.	139,010	8,044,509
Total		82,240,121
Internet & Direct Marketing Retail 0.1%
HSN, Inc.	87,559	3,213,415
Leisure Products 0.6%
Brunswick Corp.	244,750	12,844,480
Polaris Industries, Inc.	160,554	14,968,449
Total		27,812,929
Media 1.5%
AMC Networks, Inc., Class A(a)	142,754	8,676,588
Cable One, Inc.	12,854	9,752,844
Cinemark Holdings, Inc.	290,343	9,665,519
John Wiley & Sons, Inc., Class A	122,734	6,621,499
Live Nation Entertainment, Inc.(a)	366,040	14,626,958
Meredith Corp.	100,518	5,463,153
New York Times Co. (The), Class A	334,789	6,243,815
TEGNA, Inc.	588,430	7,425,987
Total		68,476,363
Multiline Retail 0.2%
Big Lots, Inc.	122,740	5,842,424
Dillard’s, Inc., Class A	59,350	3,608,480
Total		9,450,904
Specialty Retail 2.0%
Aaron’s, Inc.	172,349	7,629,890
American Eagle Outfitters, Inc.	455,904	5,448,053
AutoNation, Inc.(a)	180,260	8,178,396
Bed Bath & Beyond, Inc.	403,350	11,128,427
Cabela’s, Inc.(a)	141,640	7,606,068
Dick’s Sporting Goods, Inc.	240,540	6,340,634
GameStop Corp., Class A	277,520	5,134,120
Michaels Companies, Inc. (The)(a)	289,890	6,508,031
Murphy USA, Inc.(a)	94,740	6,106,940
Office Depot, Inc.	1,415,862	6,074,048
Sally Beauty Holdings, Inc.(a)	376,650	7,001,924
Urban Outfitters, Inc.(a)	242,210	4,950,772
Williams-Sonoma, Inc.	218,438	10,048,148
Total		92,155,451

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	132,612	11,498,787
Deckers Outdoor Corp.(a)	87,672	5,602,241
Skechers U.S.A., Inc., Class A(a)	366,650	9,690,559
Total		26,791,587
Total Consumer Discretionary		500,374,250
Consumer Staples 3.6%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(a)	25,330	3,774,170
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	107,370	11,318,945
Sprouts Farmers Market, Inc.(a)	354,190	7,062,549
United Natural Foods, Inc.(a)	138,651	4,818,122
Total		23,199,616
Food Products 2.3%
Dean Foods Co.	249,065	2,739,715
Flowers Foods, Inc.	504,591	8,764,746
Hain Celestial Group, Inc. (The)(a)	283,500	11,402,370
Ingredion, Inc.	196,446	24,323,944
Lamb Weston Holdings, Inc.	380,290	17,295,589
Lancaster Colony Corp.	53,395	6,218,916
Post Holdings, Inc.(a)	181,611	15,460,544
Snyders-Lance, Inc.	235,690	8,371,709
Tootsie Roll Industries, Inc.	48,633	1,816,443
TreeHouse Foods, Inc.(a)	156,050	10,453,789
Total		106,847,765
Household Products 0.2%
Energizer Holdings, Inc.	169,453	7,481,350
Personal Products 0.5%
Avon Products, Inc.(a)	1,205,410	3,001,471
Edgewell Personal Care Co.(a)	157,363	11,950,146
Nu Skin Enterprises, Inc., Class A	136,120	8,280,180
Total		23,231,797
Total Consumer Staples		164,534,698
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.4%
Energy Equipment & Services 1.3%
Core Laboratories NV	121,040	10,673,307
Diamond Offshore Drilling, Inc.(a)	176,750	2,007,880
Dril-Quip, Inc.(a)	103,680	3,893,184
Ensco PLC, Class A	832,020	3,536,085
Nabors Industries Ltd.	783,240	5,130,222
Oceaneering International, Inc.	269,286	6,072,399
Oil States International, Inc.(a)	141,518	3,078,017
Patterson-UTI Energy, Inc.	453,113	7,236,215
Rowan Companies PLC, Class A(a)	345,580	3,369,405
Superior Energy Services, Inc.(a)	418,839	3,451,233
Transocean Ltd.(a)	1,086,620	8,866,819
Total		57,314,766
Oil, Gas & Consumable Fuels 2.1%
CONSOL Energy, Inc.(a)	485,450	7,063,297
Energen Corp.(a)	266,015	13,641,249
Gulfport Energy Corp.(a)	435,930	5,462,203
HollyFrontier Corp.	486,040	15,217,912
Matador Resources Co.(a)	255,350	6,021,153
Murphy Oil Corp.	450,700	10,212,862
PBF Energy, Inc., Class A	300,600	7,118,208
QEP Resources, Inc.(a)	659,110	4,976,281
SM Energy Co.	268,319	3,584,742
Southwestern Energy Co.(a)	1,386,350	7,555,607
World Fuel Services Corp.	189,270	6,537,386
WPX Energy, Inc.(a)	1,089,640	10,885,504
Total		98,276,404
Total Energy		155,591,170
Financials 15.8%
Banks 7.5%
Associated Banc-Corp.	417,439	9,141,914
BancorpSouth, Inc.	227,800	6,617,590
Bank of Hawaii Corp.	117,056	9,145,585
Bank of the Ozarks	332,790	14,296,658
Cathay General Bancorp	205,655	7,253,452
Chemical Financial Corp.	194,910	8,850,863
Commerce Bancshares, Inc.	239,503	13,170,270

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cullen/Frost Bankers, Inc.	155,979	13,133,432
East West Bancorp, Inc.	395,957	21,924,139
First Horizon National Corp.	640,690	11,026,275
FNB Corp.	885,460	11,236,487
Fulton Financial Corp.	479,085	8,360,033
Hancock Holding Co.	231,631	10,180,183
Home Bancshares, Inc.	345,900	8,062,929
International Bancshares Corp.	159,302	5,726,907
MB Financial, Inc.	195,280	7,766,286
PacWest Bancorp	328,510	14,832,227
Pinnacle Financial Partners, Inc.	198,690	12,358,518
Prosperity Bancshares, Inc.	190,435	11,378,491
Signature Bank(a)	147,121	18,881,509
SVB Financial Group(a)	143,867	24,362,438
Synovus Financial Corp.	335,165	14,117,150
TCF Financial Corp.	469,259	7,287,592
Texas Capital Bancshares, Inc.(a)	135,830	10,085,378
Trustmark Corp.	185,610	5,497,768
UMB Financial Corp.	120,220	8,069,166
Umpqua Holdings Corp.	604,020	10,570,350
United Bankshares, Inc.	287,340	9,640,257
Valley National Bancorp	723,061	8,091,053
Webster Financial Corp.	252,685	11,795,336
Wintrust Financial Corp.	152,530	11,105,709
Total		343,965,945
Capital Markets 3.1%
Eaton Vance Corp.	315,112	14,993,029
Factset Research Systems, Inc.	108,134	16,996,502
Federated Investors, Inc., Class B	254,250	6,943,568
Janus Henderson Group PLC	494,317	17,083,596
Legg Mason, Inc.	233,810	8,929,204
MarketAxess Holdings, Inc.	103,010	19,875,779
MSCI, Inc.	248,137	28,438,982
SEI Investments Co.	365,355	21,358,653
Stifel Financial Corp.	187,590	8,957,422
Total		143,576,735
Consumer Finance 0.3%
SLM Corp.(a)	1,181,270	12,013,516
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.4%
Alleghany Corp.(a)	42,308	23,809,673
American Financial Group, Inc.	201,747	20,539,862
Aspen Insurance Holdings Ltd.	164,394	7,430,609
Brown & Brown, Inc.	315,213	14,171,976
CNO Financial Group, Inc.	469,480	10,492,878
First American Financial Corp.	302,225	14,827,159
Genworth Financial, Inc., Class A(a)	1,367,380	4,690,113
Hanover Insurance Group, Inc. (The)	116,950	11,482,151
Kemper Corp.	133,541	6,396,614
Mercury General Corp.	100,041	5,749,356
Old Republic International Corp.	671,796	12,824,586
Primerica, Inc.	124,695	9,545,402
Reinsurance Group of America, Inc.	176,469	23,726,257
RenaissanceRe Holdings Ltd.	111,330	15,492,683
WR Berkley Corp.	265,783	17,711,779
Total		198,891,098
Thrifts & Mortgage Finance 0.5%
New York Community Bancorp, Inc.	1,340,264	16,150,181
Washington Federal, Inc.	245,109	7,659,656
Total		23,809,837
Total Financials		722,257,131
Health Care 8.5%
Biotechnology 0.7%
Bioverativ, Inc.(a)	296,410	16,803,483
United Therapeutics Corp.(a)	123,488	16,152,230
Total		32,955,713
Health Care Equipment & Supplies 2.9%
ABIOMED, Inc.(a)	111,680	16,841,344
Globus Medical, Inc., Class A(a)	197,870	5,981,610
Halyard Health, Inc.(a)	127,900	5,792,591
Hill-Rom Holdings, Inc.	164,014	12,622,518
LivaNova PLC(a)	118,830	7,436,382
Masimo Corp.(a)	124,740	10,525,561
NuVasive, Inc.(a)	138,840	8,674,723
STERIS PLC	232,758	20,287,187

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	123,267	26,101,787
West Pharmaceutical Services, Inc.	201,580	17,545,523
Total		131,809,226
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.(a)	209,410	9,829,705
HealthSouth Corp.	270,630	12,381,323
Lifepoint Hospitals, Inc.(a)	110,627	6,410,835
Mednax, Inc.(a)	254,912	11,432,803
Molina Healthcare, Inc.(a)	117,170	7,498,880
Owens & Minor, Inc.	167,730	4,686,376
Tenet Healthcare Corp.(a)	220,400	3,784,268
VCA, Inc.(a)	222,712	20,703,308
WellCare Health Plans, Inc.(a)	121,936	21,299,780
Total		98,027,278
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	497,313	6,534,693
Medidata Solutions, Inc.(a)	151,930	11,388,673
Total		17,923,366
Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A(a)	57,051	12,426,849
Bio-Techne Corp.	102,311	12,664,056
Charles River Laboratories International, Inc.(a)	130,558	14,204,710
INC Research Holdings, Inc. Class A(a)	148,270	8,703,449
PAREXEL International Corp.(a)	139,110	12,226,378
Total		60,225,442
Pharmaceuticals 1.0%
Akorn, Inc.(a)	238,940	7,861,126
Catalent, Inc.(a)	342,460	14,140,173
Endo International PLC(a)	544,190	4,783,430
Mallinckrodt PLC(a)	276,060	11,340,545
Prestige Brands Holdings, Inc.(a)	145,120	7,359,035
Total		45,484,309
Total Health Care		386,425,334
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.4%
Aerospace & Defense 1.8%
Curtiss-Wright Corp.	121,260	11,740,393
Esterline Technologies Corp.(a)	81,593	6,968,042
Huntington Ingalls Industries, Inc.	126,119	26,984,421
KLX, Inc.(a)	141,752	6,795,591
Orbital ATK, Inc.	158,167	17,648,274
Teledyne Technologies, Inc.(a)	96,700	14,510,802
Total		84,647,523
Airlines 0.4%
JetBlue Airways Corp.(a)	914,436	18,114,977
Building Products 0.4%
Lennox International, Inc.	105,252	17,443,414
Commercial Services & Supplies 1.5%
Clean Harbors, Inc.(a)	142,670	7,717,020
Copart, Inc.(a)	561,788	18,364,850
Deluxe Corp.	132,922	9,218,141
Herman Miller, Inc.	163,839	5,513,182
HNI Corp.	120,835	4,428,603
MSA Safety, Inc.	86,296	6,287,527
Pitney Bowes, Inc.	511,110	6,567,763
Rollins, Inc.	262,879	11,674,456
Total		69,771,542
Construction & Engineering 1.2%
AECOM (a)	426,795	14,297,632
Dycom Industries, Inc.(a)	85,170	6,871,516
EMCOR Group, Inc.	162,330	10,720,273
Granite Construction, Inc.	109,122	6,026,808
KBR, Inc.	392,317	6,382,998
Valmont Industries, Inc.	61,891	8,884,453
Total		53,183,680
Electrical Equipment 0.7%
EnerSys	119,260	7,644,566
Hubbell, Inc.	140,285	15,822,745
Regal Beloit Corp.	122,804	9,259,422
Total		32,726,733
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	177,034	16,763,350

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 4.8%
AGCO Corp.	182,891	12,518,889
Crane Co.	138,615	10,289,391
Donaldson Co., Inc.	362,035	17,106,154
Graco, Inc.	152,242	17,585,473
IDEX Corp.	209,123	24,588,682
ITT, Inc.	242,982	9,806,754
Kennametal, Inc.	220,756	7,726,460
Lincoln Electric Holdings, Inc.	169,495	14,718,946
Nordson Corp.	146,896	16,055,733
Oshkosh Corp.	204,980	15,291,508
Terex Corp.	245,045	9,446,485
Timken Co. (The)	192,365	8,627,570
Toro Co. (The)	294,830	18,185,114
Trinity Industries, Inc.	417,036	12,027,318
Wabtec Corp.	236,680	16,702,508
Woodward, Inc.	151,127	10,610,627
Total		221,287,612
Marine 0.2%
Kirby Corp.(a)	148,008	9,265,301
Professional Services 0.7%
Dun & Bradstreet Corp. (The)	101,120	11,268,813
ManpowerGroup, Inc.	183,827	20,498,549
Total		31,767,362
Road & Rail 1.6%
Avis Budget Group, Inc.(a)	230,850	8,363,696
Genesee & Wyoming, Inc., Class A(a)	168,604	11,559,490
Knight Transportation, Inc.	183,160	7,152,398
Landstar System, Inc.	114,898	10,725,728
Old Dominion Freight Line, Inc.	189,780	18,959,022
Ryder System, Inc.	146,780	11,390,128
Werner Enterprises, Inc.	122,714	4,061,833
Total		72,212,295
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.7%
GATX Corp.	107,158	6,491,632
MSC Industrial Direct Co., Inc., Class A	123,560	8,510,813
NOW, Inc.(a)	295,070	3,440,516
Watsco, Inc.	83,303	12,275,530
Total		30,718,491
Total Industrials		657,902,280
Information Technology 18.1%
Communications Equipment 1.4%
Arris International PLC(a)	514,620	14,337,313
Brocade Communications Systems, Inc.	1,123,730	13,911,777
Ciena Corp.(a)	388,522	8,395,961
InterDigital, Inc.	95,044	6,781,389
Netscout Systems, Inc.(a)	251,360	8,232,040
Plantronics, Inc.	91,639	3,906,571
Viasat, Inc.(a)	145,200	9,236,172
Total		64,801,223
Electronic Equipment, Instruments & Components 5.2%
Arrow Electronics, Inc.(a)	243,476	19,339,299
Avnet, Inc.	342,550	13,212,154
Belden, Inc.	115,850	8,928,560
Cognex Corp.	237,460	25,876,016
Coherent, Inc.(a)	67,490	15,746,767
IPG Photonics Corp.(a)	102,980	18,102,854
Jabil, Inc.	499,570	15,661,520
Keysight Technologies, Inc.(a)	506,170	20,682,106
Knowles Corp.(a)	244,520	3,587,108
Littelfuse, Inc.	62,190	11,577,290
National Instruments Corp.	291,226	11,762,618
SYNNEX Corp.	79,850	9,550,859
Tech Data Corp.(a)	95,074	10,485,711
Trimble Navigation Ltd.(a)	693,068	26,807,870
VeriFone Systems, Inc.(a)	305,886	6,047,366
Vishay Intertechnology, Inc.	367,358	6,502,237
Zebra Technologies Corp., Class A(a)	144,605	14,907,329
Total		238,777,664

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 0.8%
Cars.com Inc(a)	196,140	5,072,180
j2 Global, Inc.	132,070	9,942,230
LogMeIn, Inc.	144,380	16,517,072
WebMD Health Corp.(a)	103,410	6,870,560
Total		38,402,042
IT Services 3.4%
Acxiom Corp.(a)	215,153	5,010,913
Broadridge Financial Solutions, Inc.	322,222	25,175,205
Convergys Corp.	257,954	6,061,919
CoreLogic, Inc.(a)	231,967	10,895,490
DST Systems, Inc.	169,264	8,688,321
Jack Henry & Associates, Inc.	212,808	21,934,121
Leidos Holdings, Inc.	393,212	22,932,124
MAXIMUS, Inc.	177,650	10,797,567
Sabre Corp.	563,960	10,399,422
Science Applications International Corp.	119,774	8,848,903
Teradata Corp.(a)	358,700	11,449,704
WEX, Inc.(a)	105,787	11,545,593
Total		153,739,282
Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc.(a)	176,530	10,235,209
Cree, Inc.(a)	266,618	6,486,816
Cypress Semiconductor Corp.	902,832	12,359,770
First Solar, Inc.(a)	214,360	10,066,346
Integrated Device Technology, Inc.(a)	364,461	9,005,831
Microsemi Corp.(a)	316,460	15,943,255
Monolithic Power Systems, Inc.	104,040	10,541,333
Silicon Laboratories, Inc.(a)	116,052	8,808,347
Synaptics, Inc.(a)	94,010	3,907,996
Teradyne, Inc.	545,230	19,415,640
Versum Materials, Inc.	297,830	10,998,862
Total		117,769,405
Software 4.3%
ACI Worldwide, Inc.(a)	323,498	7,362,815
Blackbaud, Inc.	131,600	11,108,356
Cadence Design Systems, Inc.(a)	766,253	30,106,080
CDK Global, Inc.	397,910	25,665,195
Common Stocks (continued)
Issuer	Shares	Value ($)
CommVault Systems, Inc.(a)	114,555	6,993,583
Fair Isaac Corp.	84,862	11,945,175
Fortinet, Inc.(a)	409,430	15,640,226
Manhattan Associates, Inc.(a)	190,310	8,002,536
PTC, Inc.(a)	316,590	17,729,040
Take-Two Interactive Software, Inc.(a)	284,570	27,828,100
Tyler Technologies, Inc.(a)	92,480	15,980,544
Ultimate Software Group, Inc. (The)(a)	81,440	16,361,296
Total		194,722,946
Technology Hardware, Storage & Peripherals 0.4%
3D Systems Corp.(a)	296,310	3,721,654
Diebold, Inc.	206,842	4,229,919
NCR Corp.(a)	332,150	12,133,439
Total		20,085,012
Total Information Technology		828,297,574
Materials 7.0%
Chemicals 2.9%
Ashland Global Holdings, Inc.	170,540	10,582,007
Cabot Corp.	171,219	9,019,817
Chemours Co. LLC (The)	505,530	24,806,357
Minerals Technologies, Inc.	96,155	6,153,920
NewMarket Corp.	25,333	10,602,114
Olin Corp.	454,653	14,653,466
PolyOne Corp.	224,050	8,097,167
RPM International, Inc.	366,091	17,927,476
Scotts Miracle-Gro Co. (The), Class A	120,807	11,547,941
Sensient Technologies Corp.	121,290	8,751,074
Valvoline, Inc.	560,437	11,931,704
Total		134,073,043
Construction Materials 0.3%
Eagle Materials, Inc.	133,020	12,936,195
Containers & Packaging 1.3%
AptarGroup, Inc.	171,092	14,305,002
Bemis Co., Inc.	251,990	10,737,294
Greif, Inc., Class A	70,753	4,277,019
Owens-Illinois, Inc.(a)	445,880	10,986,483

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Silgan Holdings, Inc.	205,520	6,184,097
Sonoco Products Co.	272,366	13,144,383
Total		59,634,278
Metals & Mining 2.1%
Allegheny Technologies, Inc.	298,230	6,212,131
Carpenter Technology Corp.	128,092	5,191,569
Commercial Metals Co.	317,292	5,993,646
Compass Minerals International, Inc.	92,694	6,191,959
Reliance Steel & Aluminum Co.	199,731	14,464,519
Royal Gold, Inc.	179,065	16,703,183
Steel Dynamics, Inc.	662,619	22,827,224
United States Steel Corp.	478,660	12,737,143
Worthington Industries, Inc.	120,420	6,016,183
Total		96,337,557
Paper & Forest Products 0.4%
Domtar Corp.	171,526	6,936,511
Louisiana-Pacific Corp.(a)	396,687	10,107,585
Total		17,044,096
Total Materials		320,025,169
Real Estate 9.6%
Equity Real Estate Investment Trusts (REITS) 9.1%
American Campus Communities, Inc.	367,433	17,486,136
Camden Property Trust	240,187	21,491,933
CoreCivic, Inc.	323,795	8,677,706
Coresite Realty Corp.	93,510	11,105,248
Corporate Office Properties Trust	272,501	9,090,633
Cousins Properties, Inc.	1,148,000	10,733,800
CyrusOne, Inc.	213,970	13,486,529
DCT Industrial Trust, Inc.	251,920	14,699,532
Douglas Emmett, Inc.	423,980	16,518,261
Education Realty Trust, Inc.	200,560	7,749,638
EPR Properties	175,570	12,230,206
First Industrial Realty Trust, Inc.	321,390	9,956,662
GEO Group, Inc. (The)	341,005	9,425,378
Healthcare Realty Trust, Inc.	338,210	11,255,629
Highwoods Properties, Inc.	279,584	14,602,672
Hospitality Properties Trust	450,183	12,317,007
JBG SMITH Properties(a)	235,760	7,716,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Kilroy Realty Corp.	269,345	18,646,754
Lamar Advertising Co., Class A	228,809	15,229,527
LaSalle Hotel Properties	310,280	8,805,746
Liberty Property Trust	403,441	17,186,587
Life Storage, Inc.	127,420	9,376,838
Mack-Cali Realty Corp.	246,218	5,635,930
Medical Properties Trust, Inc.	997,530	13,127,495
National Retail Properties, Inc.	408,718	17,096,674
Omega Healthcare Investors, Inc.	539,360	17,189,403
Potlatch Corp.	111,287	5,319,519
Quality Care Properties, Inc.(a)	256,510	3,519,317
Rayonier, Inc.	353,055	10,242,126
Sabra Health Care REIT, Inc.	437,259	9,554,109
Senior Housing Properties Trust	650,995	12,837,621
Tanger Factory Outlet Centers, Inc.	264,340	6,185,556
Taubman Centers, Inc.	166,329	8,689,027
Uniti Group, Inc.	432,734	8,334,457
Urban Edge Properties	286,910	7,215,787
Washington Prime Group, Inc.	507,930	4,241,216
Weingarten Realty Investors	323,707	10,371,572
Total		417,348,656
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	126,606	5,494,701
Jones Lang LaSalle, Inc.	124,108	15,130,006
Total		20,624,707
Total Real Estate		437,973,363
Telecommunication Services 0.2%
Diversified Telecommunication Services —%
Frontier Communications Corp.	214,322	2,886,917
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	257,055	7,534,282
Total Telecommunication Services		10,421,199
Utilities 5.7%
Electric Utilities 2.0%
Great Plains Energy, Inc.	590,866	18,133,678
Hawaiian Electric Industries, Inc.	298,036	9,960,363
IDACORP, Inc.	138,099	12,288,049
OGE Energy Corp.	547,288	19,549,127

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PNM Resources, Inc.	218,290	9,255,496
Westar Energy, Inc.	389,281	19,974,008
Total		89,160,721
Gas Utilities 2.3%
Atmos Energy Corp.	288,547	25,403,678
National Fuel Gas Co.	234,085	13,572,248
New Jersey Resources Corp.	236,890	10,340,249
ONE Gas, Inc.	143,730	10,814,245
Southwest Gas Corp.	130,340	10,364,637
UGI Corp.	474,451	23,442,624
WGL Holdings, Inc.	140,365	11,827,155
Total		105,764,836
Multi-Utilities 1.0%
Black Hills Corp.	146,512	10,311,515
MDU Resources Group, Inc.	535,236	14,472,782
NorthWestern Corp.	132,760	8,008,083
Vectren Corp.	227,340	14,915,777
Total		47,708,157
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.4%
Aqua America, Inc.	486,718	16,256,381
Total Utilities		258,890,095
Total Common Stocks (Cost $3,229,457,655)		4,442,692,263

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(c)	111,518,076	111,518,076
Total Money Market Funds (Cost $111,512,644)		111,518,076
Total Investments (Cost: $3,340,970,299)		4,554,210,339
Other Assets & Liabilities, Net		11,541,523
Net Assets		4,565,751,862

At August 31, 2017, securities and/or cash totaling $3,894,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 E-mini	703	09/2017	USD	121,647,120	—	(1,715,523)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	157,414,880	463,783,202	(509,680,006)	111,518,076	(18,372)	5,432	481,522	111,518,076
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	500,374,250	—	—	—	500,374,250
Consumer Staples	164,534,698	—	—	—	164,534,698
Energy	155,591,170	—	—	—	155,591,170
Financials	722,257,131	—	—	—	722,257,131
Health Care	386,425,334	—	—	—	386,425,334
Industrials	657,902,280	—	—	—	657,902,280
Information Technology	828,297,574	—	—	—	828,297,574
Materials	320,025,169	—	—	—	320,025,169
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	437,973,363	—	—	—	437,973,363
Telecommunication Services	10,421,199	—	—	—	10,421,199
Utilities	258,890,095	—	—	—	258,890,095
Total Common Stocks	4,442,692,263	—	—	—	4,442,692,263
Money Market Funds	—	—	—	111,518,076	111,518,076
Total Investments	4,442,692,263	—	—	111,518,076	4,554,210,339
Derivatives
Liability
Futures Contracts	(1,715,523)	—	—	—	(1,715,523)
Total	4,440,976,740	—	—	111,518,076	4,552,494,816
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Index Fund | Semiannual Report 2017

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$3,229,457,655
Investments in affiliated issuers, at cost	111,512,644
Investments in unaffiliated issuers, at value	4,442,692,263
Investments in affiliated issuers, at value	111,518,076
Margin deposits on:
Futures contracts	3,894,000
Receivable for:
Capital shares sold	6,100,973
Dividends	5,347,156
Variation margin for futures contracts	1,047,840
Expense reimbursement due from Investment Manager	15,945
Prepaid expenses	17,602
Other assets	7,991
Total assets	4,570,641,846
Liabilities
Payable for:
Capital shares purchased	3,836,837
Variation margin for futures contracts	212
Management services fees	24,828
Distribution and/or service fees	10,698
Transfer agent fees	695,608
Compensation of board members	193,688
Compensation of chief compliance officer	560
Other expenses	127,553
Total liabilities	4,889,984
Net assets applicable to outstanding capital stock	$4,565,751,862
Represented by
Paid in capital	3,096,601,827
Undistributed net investment income	29,849,130
Accumulated net realized gain	227,776,388
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,213,234,608
Investments - affiliated issuers	5,432
Futures contracts	(1,715,523)
Total - representing net assets applicable to outstanding capital stock	$4,565,751,862
Class A
Net assets	$1,570,368,017
Shares outstanding	98,092,781
Net asset value per share	$16.01
Class R5
Net assets	$793,549,400
Shares outstanding	48,822,513
Net asset value per share	$16.25
Class Y
Net assets	$647,368
Shares outstanding	41,219
Net asset value per share	$15.71
Class Z
Net assets	$2,201,187,077
Shares outstanding	137,951,719
Net asset value per share	$15.96
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2017	15

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$36,296,034
Dividends — affiliated issuers	481,522
Foreign taxes withheld	(33,579)
Total income	36,743,977
Expenses:
Management services fees	4,588,630
Distribution and/or service fees
Class A	1,989,246
Transfer agent fees
Class A	911,335
Class I(a)	1
Class R5	253,827
Class Y	11
Class Z	1,269,588
Compensation of board members	51,653
Custodian fees	21,532
Printing and postage fees	88,382
Registration fees	56,955
Licensing fees and expenses	18,091
Audit fees	13,682
Legal fees	22,971
Compensation of chief compliance officer	420
Other	43,189
Total expenses	9,329,513
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,751,595)
Expense reduction	(40)
Total net expenses	6,577,878
Net investment income	30,166,099
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	245,280,964
Investments — affiliated issuers	(18,372)
Futures contracts	3,287,905
Net realized gain	248,550,497
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(238,591,606)
Investments — affiliated issuers	5,432
Futures contracts	(5,332,203)
Net change in unrealized appreciation (depreciation)	(243,918,377)
Net realized and unrealized gain	4,632,120
Net increase in net assets resulting from operations	$34,798,219

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Index Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment income	$30,166,099	$47,605,912
Net realized gain	248,550,497	284,610,813
Net change in unrealized appreciation (depreciation)	(243,918,377)	695,563,936
Net increase in net assets resulting from operations	34,798,219	1,027,780,661
Distributions to shareholders
Net investment income
Class A	(531,112)	(14,153,838)
Class I(a)	—	(34)
Class R5	(565,723)	(8,274,001)
Class Y	(2)	—
Class Z	(1,629,097)	(25,132,176)
Net realized gains
Class A	(14,099,605)	(88,489,788)
Class I(a)	—	(175)
Class R5	(6,877,594)	(42,322,318)
Class Y	(22)	—
Class Z	(19,805,224)	(129,669,446)
Total distributions to shareholders	(43,508,379)	(308,041,776)
Increase in net assets from capital stock activity	115,726,909	451,285,009
Total increase in net assets	107,016,749	1,171,023,894
Net assets at beginning of period	4,458,735,113	3,287,711,219
Net assets at end of period	$4,565,751,862	$4,458,735,113
Undistributed net investment income	$29,849,130	$2,408,965

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	18,019,464	288,663,732	42,955,909	653,840,327
Distributions reinvested	758,448	12,218,590	5,800,891	87,724,784
Redemptions	(20,493,122)	(328,338,276)	(27,885,891)	(422,381,152)
Net increase (decrease)	(1,715,210)	(27,455,954)	20,870,909	319,183,959
Class I(a)
Redemptions	(168)	(2,642)	—	—
Net decrease	(168)	(2,642)	—	—
Class R5
Subscriptions	10,021,718	163,257,625	17,002,005	262,607,898
Distributions reinvested	415,920	6,800,288	3,039,667	46,606,929
Redemptions	(7,547,390)	(123,002,417)	(11,895,407)	(182,536,918)
Net increase	2,890,248	47,055,496	8,146,265	126,677,909
Class Y(a)
Subscriptions	41,265	644,874	—	—
Redemptions	(46)	(755)	—	—
Net increase	41,219	644,119	—	—
Class Z
Subscriptions	20,434,229	325,923,281	32,208,716	486,716,582
Distributions reinvested	936,658	15,033,365	6,907,201	103,966,066
Redemptions	(15,339,715)	(245,470,756)	(38,951,830)	(585,259,507)
Net increase	6,031,172	95,485,890	164,087	5,423,141
Total net increase	7,247,261	115,726,909	29,181,261	451,285,009

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Index Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Mid Cap Index Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$16.05	0.09	0.02	0.11	(0.01)	(0.14)
2/28/2017	$13.23	0.16	3.87	4.03	(0.17)	(1.04)
2/29/2016	$16.14	0.16	(1.71)	(1.55)	(0.16)	(1.20)
2/28/2015	$15.49	0.15	1.44	1.59	(0.14)	(0.80)
2/28/2014	$12.82	0.14	3.14	3.28	(0.11)	(0.50)
2/28/2013	$11.92	0.14	1.45	1.59	(0.15)	(0.54)
Class R5
8/31/2017 (c)	$16.28	0.12	0.00 (f)	0.12	(0.01)	(0.14)
2/28/2017	$13.41	0.20	3.91	4.11	(0.20)	(1.04)
2/29/2016	$16.34	0.20	(1.73)	(1.53)	(0.20)	(1.20)
2/28/2015	$15.66	0.19	1.47	1.66	(0.18)	(0.80)
2/28/2014	$12.95	0.17	3.19	3.36	(0.15)	(0.50)
2/28/2013 (g)	$11.81	0.07	1.57	1.64	(0.16)	(0.34)
Class Y
8/31/2017 (c),(h)	$16.00	0.11	(0.25) (i)	(0.14)	(0.01)	(0.14)
Class Z
8/31/2017 (c)	$15.99	0.11	0.01	0.12	(0.01)	(0.14)
2/28/2017	$13.18	0.20	3.85	4.05	(0.20)	(1.04)
2/29/2016	$16.09	0.20	(1.71)	(1.51)	(0.20)	(1.20)
2/28/2015	$15.43	0.19	1.45	1.64	(0.18)	(0.80)
2/28/2014	$12.78	0.17	3.13	3.30	(0.15)	(0.50)
2/28/2013	$11.88	0.16	1.45	1.61	(0.17)	(0.54)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Mid Cap Index Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.15)	$16.01	0.67%	0.58% (d)	0.45% (d),(e)	1.15% (d)	14%	$1,570,368
(1.21)	$16.05	31.10%	0.61%	0.45% (e)	1.07%	18%	$1,602,086
(1.36)	$13.23	(10.37%)	0.66%	0.45% (e)	1.05%	20%	$1,044,589
(0.94)	$16.14	10.58%	0.66%	0.45% (e)	0.96%	13%	$1,067,529
(0.61)	$15.49	26.04%	0.66%	0.45% (e)	0.95%	14%	$970,805
(0.69)	$12.82	14.03%	0.66%	0.45% (e)	1.18%	20%	$592,450

(0.15)	$16.25	0.76%	0.28% (d)	0.20% (d)	1.40% (d)	14%	$793,549
(1.24)	$16.28	31.35%	0.27%	0.20%	1.32%	18%	$747,812
(1.40)	$13.41	(10.14%)	0.26%	0.20%	1.29%	20%	$506,524
(0.98)	$16.34	10.92%	0.26%	0.20%	1.21%	13%	$618,948
(0.65)	$15.66	26.38%	0.27%	0.20%	1.16%	14%	$504,850
(0.50)	$12.95	14.34%	0.21% (d)	0.16% (d)	1.82% (d)	20%	$3

(0.15)	$15.71	(0.85%)	0.24% (d)	0.20% (d)	1.48% (d)	14%	$647

(0.15)	$15.96	0.78%	0.33% (d)	0.20% (d),(e)	1.40% (d)	14%	$2,201,187
(1.24)	$15.99	31.45%	0.37%	0.20% (e)	1.32%	18%	$2,108,834
(1.40)	$13.18	(10.18%)	0.41%	0.20% (e)	1.29%	20%	$1,736,596
(0.98)	$16.09	10.95%	0.41%	0.20% (e)	1.20%	13%	$2,299,318
(0.65)	$15.43	26.25%	0.41%	0.20% (e)	1.21%	14%	$2,295,909
(0.71)	$12.78	14.35%	0.41%	0.20% (e)	1.39%	20%	$2,014,694
Columbia Mid Cap Index Fund | Semiannual Report 2017	21

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at
22	Columbia Mid Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Mid Cap Index Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
24	Columbia Mid Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2017:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,715,523*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,287,905

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(5,332,203)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	91,955,560

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Mid Cap Index Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date.
26	Columbia Mid Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $3,827.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Mid Cap Index Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class I and Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class I	0.03 (a),(b)
Class R5	0.06
Class Y	0.02
Class Z	0.11

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2018
Class A	0.45%
Class R5	0.20
Class Y	0.20
Class Z	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
28	Columbia Mid Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,340,970,000	1,437,292,000	(225,767,000)	1,211,525,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $775,368,412 and $618,635,175, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
Columbia Mid Cap Index Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The Fund had no borrowings during the six months ended August 31, 2017.
Note 8. Significant risks
Shareholder concentration risk
At August 31, 2017, one unaffiliated shareholder of record owned 21.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Mid Cap Index Fund | Semiannual Report 2017

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Columbia Mid Cap Index Fund | Semiannual Report 2017	31

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
32	Columbia Mid Cap Index Fund | Semiannual Report 2017

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Mid Cap Index Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Mid Cap Index Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Mid Cap Index Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR196_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Mid Cap Value Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Mid Cap Value Fund   |  Semiannual Report 2017

Columbia Mid Cap Value Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Mid Cap Value Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
David Hoffman
Co-lead manager
Managed Fund since 2004
Diane Sobin, CFA
Co-lead manager
Managed Fund since 2013
Jonas Patrikson, CFA
Co-manager
Managed Fund since 2014
Nicolas Janvier, CFA
Co-manager
Managed Fund since September 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/20/01	-0.02	9.86	12.45	5.99
	Including sales charges		-5.78	3.54	11.12	5.36
Class C	Excluding sales charges	11/20/01	-0.45	9.09	11.61	5.20
	Including sales charges		-1.41	8.09	11.61	5.20
Class K*		03/07/11	0.06	10.06	12.63	6.10
Class R		01/23/06	-0.14	9.62	12.17	5.73
Class R4*		11/08/12	0.10	10.17	12.73	6.12
Class R5*		11/08/12	0.16	10.30	12.87	6.19
Class T*	Excluding sales charges	09/27/10	-0.02	9.86	12.45	5.99
	Including sales charges		-2.52	7.14	11.88	5.72
Class Y*		07/15/09	0.19	10.40	12.94	6.32
Class Z		11/20/01	0.10	10.18	12.74	6.26
Russell Midcap Value Index			0.06	10.82	14.22	7.82
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Mid Cap Value Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Public Service Enterprise Group, Inc.	2.4
Edison International	2.3
Pinnacle West Capital Corp.	2.2
SunTrust Banks, Inc.	2.0
Hartford Financial Services Group, Inc. (The)	1.9
Fifth Third Bancorp	1.9
ProLogis, Inc.	1.9
Boston Properties, Inc.	1.9
WEC Energy Group, Inc.	1.8
M&T Bank Corp.	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	96.1
Money Market Funds	3.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	10.9
Consumer Staples	4.1
Energy	10.2
Financials	17.6
Health Care	5.5
Industrials	14.6
Information Technology	7.8
Materials	5.2
Real Estate	12.2
Utilities	11.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Mid Cap Value Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.80	1,019.26	5.95	6.01	1.18
Class C	1,000.00	1,000.00	995.50	1,015.48	9.71	9.80	1.93
Class K	1,000.00	1,000.00	1,000.60	1,020.01	5.19	5.24	1.03
Class R	1,000.00	1,000.00	998.60	1,018.00	7.20	7.27	1.43
Class R4	1,000.00	1,000.00	1,001.00	1,020.52	4.69	4.74	0.93
Class R5	1,000.00	1,000.00	1,001.60	1,021.12	4.09	4.13	0.81
Class T (formerly Class W)	1,000.00	1,000.00	999.80	1,019.26	5.95	6.01	1.18
Class Y	1,000.00	1,000.00	1,001.90	1,021.32	3.89	3.92	0.77
Class Z	1,000.00	1,000.00	1,001.00	1,020.52	4.69	4.74	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Mid Cap Value Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.1%
Issuer	Shares	Value ($)
Consumer Discretionary 10.4%
Auto Components 0.9%
Gentex Corp.	1,248,825	22,816,033
Diversified Consumer Services 0.6%
Houghton Mifflin Harcourt Co.(a)	1,401,428	14,294,565
Hotels, Restaurants & Leisure 3.9%
Aramark	410,295	16,694,904
Extended Stay America, Inc.	1,027,484	20,128,412
Jack in the Box, Inc.	220,600	20,652,572
Royal Caribbean Cruises Ltd.	335,725	41,784,333
Total		99,260,221
Household Durables 2.7%
D.R. Horton, Inc.	989,185	35,759,038
Newell Brands, Inc.	691,975	33,408,553
Total		69,167,591
Internet & Direct Marketing Retail 0.8%
Liberty Interactive Corp., Class A(a)	970,825	21,474,649
Media 0.6%
DISH Network Corp., Class A(a)	257,350	14,743,581
Textiles, Apparel & Luxury Goods 0.9%
PVH Corp.	175,955	22,150,975
Total Consumer Discretionary		263,907,615
Consumer Staples 3.9%
Beverages 0.6%
Coca-Cola European Partners PLC	354,075	15,225,225
Food Products 3.3%
Hershey Co. (The)	310,850	32,614,382
JM Smucker Co. (The)	211,490	22,155,692
Lamb Weston Holdings, Inc.	660,475	30,038,403
Total		84,808,477
Total Consumer Staples		100,033,702
Energy 9.8%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	429,575	14,562,593
Patterson-UTI Energy, Inc.	1,799,500	28,738,015
Weatherford International PLC(a)	1,964,575	7,524,322
Total		50,824,930
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 7.8%
Cimarex Energy Co.	362,665	36,154,074
EQT Corp.	519,750	32,401,215
Marathon Petroleum Corp.	742,175	38,927,079
Newfield Exploration Co.(a)	955,295	24,961,858
Noble Energy, Inc.	1,439,525	34,217,509
WPX Energy, Inc.(a)	3,036,080	30,330,439
Total		196,992,174
Total Energy		247,817,104
Financials 16.9%
Banks 8.6%
Comerica, Inc.	391,725	26,735,231
Fifth Third Bancorp	1,762,701	46,059,377
First Republic Bank	126,800	12,305,940
M&T Bank Corp.	298,375	44,117,728
SunTrust Banks, Inc.	899,625	49,569,337
Zions Bancorporation	872,975	38,114,089
Total		216,901,702
Capital Markets 2.0%
E*TRADE Financial Corp.(a)	479,925	19,681,724
Northern Trust Corp.	360,225	31,879,913
Total		51,561,637
Insurance 6.3%
Allstate Corp. (The)	271,290	24,551,745
Athene Holding Ltd., Class A(a)	580,280	31,050,783
Cincinnati Financial Corp.	192,233	14,771,184
Hartford Financial Services Group, Inc. (The)	870,743	47,081,074
Lincoln National Corp.	612,775	41,582,911
Total		159,037,697
Total Financials		427,501,036
Health Care 5.3%
Health Care Equipment & Supplies 2.1%
Teleflex, Inc.	115,955	24,553,471
Zimmer Biomet Holdings, Inc.	250,525	28,627,492
Total		53,180,963
Health Care Providers & Services 1.0%
Envision Healthcare Corp.(a)	475,475	24,919,645

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Value Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.2%
PerkinElmer, Inc.	523,000	35,035,770
Pra Health Sciences, Inc.(a)	261,450	20,236,230
Total		55,272,000
Total Health Care		133,372,608
Industrials 14.1%
Aerospace & Defense 1.7%
L3 Technologies, Inc.	239,075	43,387,331
Airlines 2.0%
Southwest Airlines Co.	361,500	18,848,610
United Continental Holdings, Inc.(a)	527,300	32,671,508
Total		51,520,118
Commercial Services & Supplies 1.6%
Republic Services, Inc.	603,125	39,347,875
Construction & Engineering 0.6%
Granite Construction, Inc.	272,000	15,022,560
Industrial Conglomerates 1.4%
Carlisle Companies, Inc.	385,650	36,517,198
Machinery 5.5%
Cummins, Inc.	192,200	30,632,836
Dover Corp.	486,500	41,294,120
Ingersoll-Rand PLC	435,310	37,171,121
Xylem, Inc.	461,375	28,637,546
Total		137,735,623
Road & Rail 1.3%
Norfolk Southern Corp.	266,650	32,136,658
Total Industrials		355,667,363
Information Technology 7.5%
Communications Equipment 1.1%
Harris Corp.	223,850	27,511,165
Internet Software & Services 0.6%
Akamai Technologies, Inc.(a)	292,400	13,786,660
IT Services 2.0%
FleetCor Technologies, Inc.(a)	158,500	22,787,545
Total System Services, Inc.	414,675	28,662,336
Total		51,449,881
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.3%
Micron Technology, Inc.(a)	619,190	19,795,504
ON Semiconductor Corp.(a)	772,275	13,190,457
Total		32,985,961
Software 0.9%
Nuance Communications, Inc.(a)	1,421,825	22,848,728
Technology Hardware, Storage & Peripherals 1.6%
Electronics for Imaging, Inc.(a)	545,300	19,390,868
Western Digital Corp.	234,825	20,728,003
Total		40,118,871
Total Information Technology		188,701,266
Materials 5.0%
Chemicals 3.2%
Ashland Global Holdings, Inc.	540,135	33,515,377
PPG Industries, Inc.	279,300	29,136,576
Westlake Chemical Corp.	237,125	18,237,284
Total		80,889,237
Construction Materials 0.6%
Summit Materials, Inc., Class A(a)	504,647	14,907,272
Metals & Mining 1.2%
Steel Dynamics, Inc.	901,500	31,056,675
Total Materials		126,853,184
Real Estate 11.7%
Equity Real Estate Investment Trusts (REITS) 11.7%
American Homes 4 Rent, Class A	1,499,400	33,226,704
Boston Properties, Inc.	371,850	44,845,110
Camden Property Trust	231,325	20,698,961
ProLogis, Inc.	716,175	45,376,848
SBA Communications Corp.(a)	146,475	22,491,236
SL Green Realty Corp.	373,075	35,956,968
Taubman Centers, Inc.	390,300	20,389,272
Uniti Group, Inc.	1,785,529	34,389,289
Welltower, Inc.	534,850	39,161,717
Total		296,536,105
Total Real Estate		296,536,105

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 11.5%
Electric Utilities 5.9%
Edison International	686,150	55,015,507
Pinnacle West Capital Corp.	590,700	53,145,279
Westar Energy, Inc.	781,650	40,106,461
Total		148,267,247
Multi-Utilities 5.6%
CMS Energy Corp.	811,850	39,407,199
Public Service Enterprise Group, Inc.	1,252,675	58,675,297
WEC Energy Group, Inc.	676,925	44,149,049
Total		142,231,545
Total Utilities		290,498,792
Total Common Stocks (Cost $1,971,259,009)		2,430,888,775

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(c)	98,829,271	98,829,271
Total Money Market Funds (Cost $98,823,950)		98,829,271
Total Investments (Cost: $2,070,082,959)		2,529,718,046
Other Assets & Liabilities, Net		(348,307)
Net Assets		2,529,369,739

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	39,758,451	413,285,583	(354,214,763)	98,829,271	164	5,321	379,883	98,829,271
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Value Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	263,907,615	—	—	—	263,907,615
Consumer Staples	100,033,702	—	—	—	100,033,702
Energy	247,817,104	—	—	—	247,817,104
Financials	427,501,036	—	—	—	427,501,036
Health Care	133,372,608	—	—	—	133,372,608
Industrials	355,667,363	—	—	—	355,667,363
Information Technology	188,701,266	—	—	—	188,701,266
Materials	126,853,184	—	—	—	126,853,184
Real Estate	296,536,105	—	—	—	296,536,105
Utilities	290,498,792	—	—	—	290,498,792
Total Common Stocks	2,430,888,775	—	—	—	2,430,888,775
Money Market Funds	—	—	—	98,829,271	98,829,271
Total Investments	2,430,888,775	—	—	98,829,271	2,529,718,046
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Value Fund | Semiannual Report 2017

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,971,259,009
Investments in affiliated issuers, at cost	98,823,950
Investments in unaffiliated issuers, at value	2,430,888,775
Investments in affiliated issuers, at value	98,829,271
Receivable for:
Capital shares sold	1,733,929
Dividends	4,554,355
Expense reimbursement due from Investment Manager	578
Prepaid expenses	11,179
Other assets	5,027
Total assets	2,536,023,114
Liabilities
Payable for:
Capital shares purchased	5,762,955
Management services fees	50,427
Distribution and/or service fees	8,055
Transfer agent fees	516,467
Plan administration fees	2
Compensation of board members	206,323
Compensation of chief compliance officer	303
Other expenses	108,843
Total liabilities	6,653,375
Net assets applicable to outstanding capital stock	$2,529,369,739
Represented by
Paid in capital	1,790,507,387
Undistributed net investment income	15,692,425
Accumulated net realized gain	263,534,840
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	459,629,766
Investments - affiliated issuers	5,321
Total - representing net assets applicable to outstanding capital stock	$2,529,369,739
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Value Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$776,787,250
Shares outstanding	52,983,944
Net asset value per share	$14.66
Maximum offering price per share(a)	$15.55
Class C
Net assets	$77,590,423
Shares outstanding	5,646,278
Net asset value per share	$13.74
Class K
Net assets	$6,105
Shares outstanding	415
Net asset value per share(b)	$14.73
Class R
Net assets	$46,304,666
Shares outstanding	3,169,422
Net asset value per share	$14.61
Class R4
Net assets	$106,745,290
Shares outstanding	7,097,074
Net asset value per share	$15.04
Class R5
Net assets	$100,474,165
Shares outstanding	6,679,064
Net asset value per share	$15.04
Class T(c)
Net assets	$230,741
Shares outstanding	15,740
Net asset value per share	$14.66
Maximum offering price per share(d)	$15.04
Class Y
Net assets	$211,605,418
Shares outstanding	14,428,432
Net asset value per share	$14.67
Class Z
Net assets	$1,209,625,681
Shares outstanding	82,307,837
Net asset value per share	$14.70

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Value Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$35,880,144
Dividends — affiliated issuers	379,883
Total income	36,260,027
Expenses:
Management services fees	9,706,721
Distribution and/or service fees
Class A	1,041,764
Class B(a)	1,805
Class C	443,383
Class R	125,246
Class T(b)	307
Transfer agent fees
Class A	761,617
Class B(a)	334
Class C	81,037
Class K	2
Class R	45,803
Class R4	97,791
Class R5	27,750
Class T(b)	224
Class Y	5,079
Class Z	1,289,123
Plan administration fees
Class K	8
Compensation of board members	40,226
Custodian fees	8,798
Printing and postage fees	128,849
Registration fees	76,114
Audit fees	15,635
Legal fees	15,096
Compensation of chief compliance officer	288
Other	27,686
Total expenses	13,940,686
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(21,982)
Expense reduction	(4,820)
Total net expenses	13,913,884
Net investment income	22,346,143
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	264,275,034
Investments — affiliated issuers	164
Net realized gain	264,275,198
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(284,800,876)
Investments — affiliated issuers	5,321
Net change in unrealized appreciation (depreciation)	(284,795,555)
Net realized and unrealized loss	(20,520,357)
Net increase in net assets resulting from operations	$1,825,786

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Value Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment income	$22,346,143	$24,312,682
Net realized gain	264,275,198	216,324,108
Net change in unrealized appreciation (depreciation)	(284,795,555)	420,137,317
Net increase in net assets resulting from operations	1,825,786	660,774,107
Distributions to shareholders
Net investment income
Class A	(2,276,593)	(6,515,504)
Class B(a)	—	(3,648)
Class C	—	(270,536)
Class I(b)	(6)	(30)
Class K	(21)	(51)
Class R	(75,243)	(270,317)
Class R4	(403,332)	(829,196)
Class R5	(389,032)	(819,815)
Class T(c)	(668)	(2,093)
Class Y	(384,661)	(711,448)
Class Z	(5,538,259)	(13,907,912)
Net realized gains
Class A	(26,867,447)	(61,648,305)
Class B(a)	(8,081)	(117,374)
Class C	(2,874,416)	(7,494,597)
Class I(b)	—	(180)
Class K	(202)	(408)
Class R	(1,593,389)	(3,829,780)
Class R4	(3,351,810)	(6,209,240)
Class R5	(2,734,820)	(5,362,980)
Class T(c)	(7,800)	(19,725)
Class Y	(2,625,297)	(4,473,455)
Class Z	(45,692,384)	(97,731,442)
Total distributions to shareholders	(94,823,461)	(210,218,036)
Decrease in net assets from capital stock activity	(112,997,508)	(325,641,960)
Total increase (decrease) in net assets	(205,995,183)	124,914,111
Net assets at beginning of period	2,735,364,922	2,610,450,811
Net assets at end of period	$2,529,369,739	$2,735,364,922
Undistributed net investment income	$15,692,425	$2,414,097

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Value Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	2,923,233	44,036,881	7,264,438	104,905,947
Distributions reinvested	1,783,510	26,657,330	4,333,201	63,013,625
Redemptions	(10,095,293)	(151,609,548)	(18,245,645)	(263,679,832)
Net decrease	(5,388,550)	(80,915,337)	(6,648,006)	(95,760,260)
Class B(a)
Subscriptions	12	182	2,451	33,214
Distributions reinvested	560	7,802	8,403	114,037
Redemptions (b)	(60,709)	(852,301)	(177,378)	(2,396,611)
Net decrease	(60,137)	(844,317)	(166,524)	(2,249,360)
Class C
Subscriptions	114,053	1,616,212	486,605	6,651,722
Distributions reinvested	191,667	2,689,088	465,372	6,386,600
Redemptions	(1,617,836)	(22,986,840)	(2,139,521)	(29,176,546)
Net decrease	(1,312,116)	(18,681,540)	(1,187,544)	(16,138,224)
Class I(c)
Redemptions	(173)	(2,582)	—	—
Net decrease	(173)	(2,582)	—	—
Class K
Distributions reinvested	9	128	18	256
Net increase	9	128	18	256
Class R
Subscriptions	302,525	4,521,252	971,725	13,939,950
Distributions reinvested	105,208	1,567,923	257,928	3,740,919
Redemptions	(768,486)	(11,530,258)	(1,791,044)	(25,852,615)
Net decrease	(360,753)	(5,441,083)	(561,391)	(8,171,746)
Class R4
Subscriptions	785,861	12,118,302	2,840,101	42,196,813
Distributions reinvested	244,971	3,755,142	472,151	7,037,913
Redemptions	(705,929)	(10,871,838)	(1,389,588)	(20,555,495)
Net increase	324,903	5,001,606	1,922,664	28,679,231
Class R5
Subscriptions	1,832,560	28,308,462	2,428,484	35,999,335
Distributions reinvested	203,713	3,122,954	414,706	6,176,674
Redemptions	(1,058,030)	(16,347,880)	(1,612,963)	(23,982,022)
Net increase	978,243	15,083,536	1,230,227	18,193,987
Class T(d)
Distributions reinvested	561	8,383	1,488	21,638
Redemptions	(3,317)	(49,789)	(4,818)	(68,970)
Net decrease	(2,756)	(41,406)	(3,330)	(47,332)
Class Y(c)
Subscriptions	10,054,674	146,010,132	2,515,260	36,435,027
Distributions reinvested	201,444	3,009,846	356,140	5,184,666
Redemptions	(1,014,631)	(15,107,838)	(1,110,442)	(16,125,138)
Net increase	9,241,487	133,912,140	1,760,958	25,494,555
Class Z
Subscriptions	6,658,115	100,314,276	8,949,802	129,741,512
Distributions reinvested	2,866,977	42,944,585	6,310,854	91,872,074
Redemptions	(20,553,655)	(304,327,514)	(34,306,588)	(497,256,653)
Net decrease	(11,028,563)	(161,068,653)	(19,045,932)	(275,643,067)
Total net decrease	(7,608,406)	(112,997,508)	(22,698,860)	(325,641,960)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Value Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(d)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Value Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Mid Cap Value Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$15.19	0.12	(0.11)	0.01	(0.04)	(0.50)
2/28/2017	$12.88	0.11	3.35	3.46	(0.11)	(1.04)
2/29/2016	$17.18	0.06	(2.03)	(1.97)	(0.05)	(2.28)
2/28/2015	$18.64	0.07	1.44	1.51	(0.07)	(2.90)
2/28/2014	$16.02	0.05	4.60	4.65	(0.07)	(1.96)
2/28/2013	$13.91	0.11	2.10	2.21	(0.10)	—
Class C
8/31/2017 (c)	$14.29	0.05	(0.10)	(0.05)	—	(0.50)
2/28/2017	$12.20	0.00 (f)	3.17	3.17	(0.04)	(1.04)
2/29/2016	$16.47	(0.06)	(1.93)	(1.99)	—	(2.28)
2/28/2015	$18.05	(0.06)	1.40	1.34	(0.02)	(2.90)
2/28/2014	$15.62	(0.08)	4.47	4.39	—	(1.96)
2/28/2013	$13.57	0.00 (f)	2.07	2.07	(0.02)	—
Class K
8/31/2017 (c)	$15.26	0.13	(0.11)	0.02	(0.05)	(0.50)
2/28/2017	$12.93	0.13	3.37	3.50	(0.13)	(1.04)
2/29/2016	$17.24	0.08	(2.04)	(1.96)	(0.07)	(2.28)
2/28/2015	$18.70	0.10	1.44	1.54	(0.10)	(2.90)
2/28/2014	$16.07	0.07	4.61	4.68	(0.09)	(1.96)
2/28/2013	$13.94	0.13	2.13	2.26	(0.13)	—
Class R
8/31/2017 (c)	$15.14	0.10	(0.11)	(0.01)	(0.02)	(0.50)
2/28/2017	$12.84	0.08	3.33	3.41	(0.07)	(1.04)
2/29/2016	$17.14	0.02	(2.03)	(2.01)	(0.01)	(2.28)
2/28/2015	$18.61	0.03	1.44	1.47	(0.04)	(2.90)
2/28/2014	$16.00	0.00 (f)	4.59	4.59	(0.02)	(1.96)
2/28/2013	$13.89	0.07	2.11	2.18	(0.07)	—
Class R4
8/31/2017 (c)	$15.57	0.14	(0.11)	0.03	(0.06)	(0.50)
2/28/2017	$13.18	0.15	3.42	3.57	(0.14)	(1.04)
2/29/2016	$17.52	0.10	(2.07)	(1.97)	(0.09)	(2.28)
2/28/2015	$18.95	0.12	1.47	1.59	(0.12)	(2.90)
2/28/2014	$16.26	0.09	4.67	4.76	(0.11)	(1.96)
2/28/2013 (g)	$14.24	0.06	2.00	2.06	(0.04)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Value Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.54)	$14.66	(0.02%)	1.18% (d)	1.18% (d),(e)	1.53% (d)	35%	$776,787
(1.15)	$15.19	27.41%	1.17%	1.17% (e)	0.78%	33%	$886,910
(2.33)	$12.88	(12.77%)	1.18%	1.18% (e)	0.37%	47%	$837,676
(2.97)	$17.18	8.50%	1.16%	1.16% (e)	0.39%	25%	$1,112,701
(2.03)	$18.64	30.10%	1.17%	1.17% (e)	0.27%	48%	$1,098,949
(0.10)	$16.02	16.03%	1.19%	1.19% (e)	0.75%	36%	$991,510

(0.50)	$13.74	(0.45%)	1.93% (d)	1.93% (d),(e)	0.74% (d)	35%	$77,590
(1.08)	$14.29	26.48%	1.92%	1.92% (e)	0.03%	33%	$99,413
(2.28)	$12.20	(13.42%)	1.93%	1.93% (e)	(0.38%)	47%	$99,372
(2.92)	$16.47	7.73%	1.91%	1.91% (e)	(0.36%)	25%	$138,393
(1.96)	$18.05	29.11%	1.92%	1.92% (e)	(0.49%)	48%	$133,282
(0.02)	$15.62	15.24%	1.94%	1.94% (e)	0.00% (f)	36%	$115,248

(0.55)	$14.73	0.06%	1.03% (d)	1.03% (d)	1.69% (d)	35%	$6
(1.17)	$15.26	27.66%	1.03%	1.03%	0.92%	33%	$6
(2.35)	$12.93	(12.63%)	1.02%	1.02%	0.53%	47%	$5
(3.00)	$17.24	8.63%	1.01%	1.01%	0.57%	25%	$6
(2.05)	$18.70	30.26%	1.03%	1.03%	0.40%	48%	$16
(0.13)	$16.07	16.31%	1.04%	1.01%	0.93%	36%	$14

(0.52)	$14.61	(0.14%)	1.43% (d)	1.43% (d),(e)	1.28% (d)	35%	$46,305
(1.11)	$15.14	27.10%	1.42%	1.42% (e)	0.54%	33%	$53,457
(2.29)	$12.84	(13.02%)	1.43%	1.43% (e)	0.11%	47%	$52,550
(2.94)	$17.14	8.25%	1.41%	1.41% (e)	0.15%	25%	$77,556
(1.98)	$18.61	29.77%	1.42%	1.42% (e)	0.02%	48%	$62,085
(0.07)	$16.00	15.76%	1.44%	1.44% (e)	0.50%	36%	$58,923

(0.56)	$15.04	0.10%	0.93% (d)	0.93% (d),(e)	1.79% (d)	35%	$106,745
(1.18)	$15.57	27.70%	0.93%	0.93% (e)	1.02%	33%	$105,459
(2.37)	$13.18	(12.53%)	0.94%	0.94% (e)	0.64%	47%	$63,910
(3.02)	$17.52	8.79%	0.92%	0.92% (e)	0.68%	25%	$33,559
(2.07)	$18.95	30.40%	0.92%	0.92% (e)	0.48%	48%	$10,580
(0.04)	$16.26	14.49%	0.85% (d)	0.85% (d)	1.19% (d)	36%	$3
Columbia Mid Cap Value Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
8/31/2017 (c)	$15.57	0.14	(0.10)	0.04	(0.07)	(0.50)
2/28/2017	$13.18	0.17	3.42	3.59	(0.16)	(1.04)
2/29/2016	$17.52	0.12	(2.07)	(1.95)	(0.11)	(2.28)
2/28/2015	$18.96	0.15	1.45	1.60	(0.14)	(2.90)
2/28/2014	$16.26	0.12	4.67	4.79	(0.13)	(1.96)
2/28/2013 (h)	$14.24	0.06	2.00	2.06	(0.04)	—
Class T(i)
8/31/2017 (c)	$15.19	0.12	(0.11)	0.01	(0.04)	(0.50)
2/28/2017	$12.88	0.11	3.35	3.46	(0.11)	(1.04)
2/29/2016	$17.18	0.06	(2.03)	(1.97)	(0.05)	(2.28)
2/28/2015	$18.64	0.07	1.45	1.52	(0.08)	(2.90)
2/28/2014	$16.03	0.04	4.60	4.64	(0.07)	(1.96)
2/28/2013	$13.91	0.11	2.11	2.22	(0.10)	—
Class Y
8/31/2017 (c)	$15.20	0.15	(0.11)	0.04	(0.07)	(0.50)
2/28/2017	$12.89	0.17	3.35	3.52	(0.17)	(1.04)
2/29/2016	$17.19	0.13	(2.03)	(1.90)	(0.12)	(2.28)
2/28/2015	$18.65	0.16	1.43	1.59	(0.15)	(2.90)
2/28/2014	$16.03	0.12	4.60	4.72	(0.14)	(1.96)
2/28/2013	$13.91	0.18	2.09	2.27	(0.15)	—
Class Z
8/31/2017 (c)	$15.23	0.14	(0.11)	0.03	(0.06)	(0.50)
2/28/2017	$12.91	0.15	3.35	3.50	(0.14)	(1.04)
2/29/2016	$17.21	0.10	(2.03)	(1.93)	(0.09)	(2.28)
2/28/2015	$18.67	0.12	1.44	1.56	(0.12)	(2.90)
2/28/2014	$16.05	0.09	4.60	4.69	(0.11)	(1.96)
2/28/2013	$13.93	0.14	2.12	2.26	(0.14)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Value Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.57)	$15.04	0.16%	0.81% (d)	0.81% (d)	1.86% (d)	35%	$100,474
(1.20)	$15.57	27.86%	0.80%	0.80%	1.15%	33%	$88,789
(2.39)	$13.18	(12.40%)	0.79%	0.79%	0.76%	47%	$58,924
(3.04)	$17.52	8.87%	0.78%	0.78%	0.84%	25%	$72,152
(2.09)	$18.96	30.64%	0.80%	0.80%	0.67%	48%	$28,245
(0.04)	$16.26	14.52%	0.77% (d)	0.77% (d)	1.28% (d)	36%	$3

(0.54)	$14.66	(0.02%)	1.18% (d)	1.18% (d),(e)	1.53% (d)	35%	$231
(1.15)	$15.19	27.41%	1.17%	1.17% (e)	0.78%	33%	$281
(2.33)	$12.88	(12.77%)	1.18%	1.18% (e)	0.37%	47%	$281
(2.98)	$17.18	8.50%	1.16%	1.16% (e)	0.37%	25%	$492
(2.03)	$18.64	30.02%	1.16%	1.16% (e)	0.21%	48%	$645
(0.10)	$16.03	16.09%	1.19%	1.19% (e)	0.74%	36%	$79,581

(0.57)	$14.67	0.19%	0.78% (d)	0.77% (d)	1.99% (d)	35%	$211,605
(1.21)	$15.20	27.94%	0.75%	0.75%	1.19%	33%	$78,828
(2.40)	$12.89	(12.35%)	0.74%	0.74%	0.81%	47%	$44,147
(3.05)	$17.19	8.97%	0.73%	0.73%	0.88%	25%	$27,860
(2.10)	$18.65	30.65%	0.73%	0.73%	0.69%	48%	$10,175
(0.15)	$16.03	16.50%	0.77%	0.77%	1.19%	36%	$4,975

(0.56)	$14.70	0.10%	0.93% (d)	0.93% (d),(e)	1.79% (d)	35%	$1,209,626
(1.18)	$15.23	27.74%	0.93%	0.93% (e)	1.02%	33%	$1,421,365
(2.37)	$12.91	(12.51%)	0.93%	0.93% (e)	0.61%	47%	$1,450,834
(3.02)	$17.21	8.76%	0.91%	0.91% (e)	0.64%	25%	$2,334,328
(2.07)	$18.67	30.37%	0.92%	0.92% (e)	0.52%	48%	$2,423,967
(0.14)	$16.05	16.36%	0.94%	0.94% (e)	1.01%	36%	$2,298,515
Columbia Mid Cap Value Fund | Semiannual Report 2017	19

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
20	Columbia Mid Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Mid Cap Value Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
22	Columbia Mid Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.73% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $2,582.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Mid Cap Value Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class K and Class R5 shares and 0.025% for Class I and Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class B	0.08 (a),(b)
Class C	0.18
Class K	0.06
Class R	0.18
Class R4	0.18
Class R5	0.06
Class T	0.18
Class Y	0.01
Class Z	0.18

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $4,820.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
24	Columbia Mid Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class A	96,751
Class C	1,460
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through June 30, 2018	Prior to July 1, 2017
Class A	1.17%	1.24%
Class C	1.92	1.99
Class K	1.105	1.16
Class R	1.42	1.49
Class R4	0.92	0.99
Class R5	0.855	0.91
Class T	1.17	1.24
Class Y	0.805	0.86
Class Z	0.92	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
Columbia Mid Cap Value Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,070,083,000	555,142,000	(95,507,000)	459,635,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $897,093,131 and $1,143,812,824, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
26	Columbia Mid Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 8. Significant risks
Shareholder concentration risk
At August 31, 2017, one unaffiliated shareholder of record owned 14.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Mid Cap Value Fund | Semiannual Report 2017	27

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
28	Columbia Mid Cap Value Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to process) had been taken or are contemplated in seeking to improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Columbia Mid Cap Value Fund | Semiannual Report 2017	29

Approval of Management Agreement  (continued)
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia Mid Cap Value Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Mid Cap Value Fund | Semiannual Report 2017	31

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Mid Cap Value Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR197_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Small Cap Index Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Small Cap Index Fund   |  Semiannual Report 2017

Columbia Small Cap Index Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Small Cap Index Fund (the Fund) seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600® Index.
Portfolio management
Christopher Lo, CFA
Lead manager
Managed Fund since 2014
Vadim Shteyn
Co-manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
	Class A	10/15/96	-0.20	12.69	13.89	8.21
	Class K*	03/07/11	-0.20	12.64	13.88	8.21
	Class R5*	11/08/12	-0.08	12.94	14.17	8.34
Class T*	Excluding sales charges	06/25/14	-0.25	12.65	13.89	8.21
	Including sales charges		-2.76	9.82	13.31	7.94
	Class Y*	03/01/17	-0.03	12.89	13.93	8.23
	Class Z	10/15/96	-0.12	12.92	14.17	8.47
	S&P SmallCap 600 Index		-0.06	13.11	14.42	8.62
Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Small Cap Index Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
iShares Core S&P Small-Cap ETF	1.0
MKS Instruments, Inc.	0.6
Allete, Inc.	0.6
Healthcare Services Group, Inc.	0.5
Spire, Inc.	0.5
Brink’s Co. (The)	0.5
Avista Corp.	0.5
Nektar Therapeutics	0.5
CACI International, Inc., Class A	0.4
Chemed Corp.	0.4
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	98.4
Exchange-Traded Funds	1.0
Money Market Funds	0.6
Rights	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	15.4
Consumer Staples	3.1
Energy	2.6
Financials	16.1
Health Care	13.0
Industrials	18.8
Information Technology	15.1
Materials	5.2
Real Estate	6.3
Telecommunication Services	1.3
Utilities	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Small Cap Index Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.00	1,022.94	2.27	2.29	0.45
Class K	1,000.00	1,000.00	998.00	1,022.94	2.27	2.29	0.45
Class R5	1,000.00	1,000.00	999.20	1,024.20	1.01	1.02	0.20
Class T (formerly Class W)	1,000.00	1,000.00	997.50	1,022.94	2.27	2.29	0.45
Class Y	1,000.00	1,000.00	981.20	1,024.20	0.99	1.02	0.20
Class Z	1,000.00	1,000.00	998.80	1,024.20	1.01	1.02	0.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Small Cap Index Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 15.2%
Auto Components 1.7%
American Axle & Manufacturing Holdings, Inc.(a)	434,010	6,340,886
Cooper-Standard Holding, Inc.(a)	92,950	9,348,911
Dorman Products, Inc.(a)	157,095	10,434,250
Fox Factory Holding Corp.(a)	180,320	7,212,800
Gentherm, Inc.(a)	191,150	5,954,322
LCI Industries	129,627	12,807,148
Motorcar Parts of America, Inc.(a)	97,300	2,556,071
Standard Motor Products, Inc.	104,529	4,609,729
Superior Industries International, Inc.	116,674	1,709,274
Total		60,973,391
Automobiles 0.1%
Winnebago Industries, Inc.	138,100	4,992,315
Distributors 0.2%
Core-Mark Holding Co., Inc.	241,080	6,523,625
Diversified Consumer Services 0.4%
American Public Education, Inc.(a)	84,494	1,558,915
Capella Education Co.	60,323	4,062,754
Career Education Corp.(a)	337,728	3,245,566
Regis Corp.(a)	183,190	2,432,763
Strayer Education, Inc.	54,605	4,368,946
Total		15,668,944
Hotels, Restaurants & Leisure 3.3%
Belmond Ltd., Class A(a)	441,180	5,625,045
Biglari Holdings, Inc.(a)	5,269	1,568,898
BJ’s Restaurants, Inc.(a)	93,132	2,803,273
Bob Evans Farms, Inc.	102,880	7,076,086
Boyd Gaming Corp.	430,243	11,375,625
Chuy’s Holdings, Inc.(a)	87,940	1,653,272
Dave & Buster’s Entertainment, Inc.(a)	194,870	11,392,100
DineEquity, Inc.	87,971	3,496,847
El Pollo Loco Holdings, Inc.(a)	111,980	1,270,973
Fiesta Restaurant Group, Inc.(a)	140,870	2,451,138
ILG, Inc.	551,998	14,572,747
Marcus Corp. (The)	99,283	2,472,147
Marriott Vacations Worldwide Corp.	127,177	14,798,316
Monarch Casino & Resort, Inc.(a)	57,405	2,041,896
Common Stocks (continued)
Issuer	Shares	Value ($)
Penn National Gaming, Inc.(a)	430,100	9,543,919
Red Robin Gourmet Burgers, Inc.(a)	66,984	3,818,088
Ruby Tuesday, Inc.(a)	315,235	677,755
Ruth’s Hospitality Group, Inc.	154,908	3,028,451
Scientific Games Corp., Class A(a)	268,060	9,435,712
Shake Shack, Inc., Class A(a)	96,530	2,984,708
Sonic Corp.	220,853	5,170,169
Wingstop, Inc.	150,820	4,888,076
Total		122,145,241
Household Durables 2.1%
Cavco Industries, Inc.(a)	44,000	5,920,200
Ethan Allen Interiors, Inc.	132,622	3,879,193
Installed Building Products, Inc.(a)	104,460	6,027,342
iRobot Corp.(a)	142,705	13,616,911
La-Z-Boy, Inc.	254,087	6,059,975
LGI Homes, Inc.(a)	89,940	3,826,048
M/I Homes, Inc.(a)	129,053	3,174,704
MDC Holdings, Inc.	214,700	6,709,375
Meritage Homes Corp.(a)	197,241	8,027,709
TopBuild Corp.(a)	192,800	11,442,680
Universal Electronics, Inc.(a)	75,329	4,410,513
William Lyon Homes, Inc., Class A(a)	122,950	2,949,570
Total		76,044,220
Internet & Direct Marketing Retail 0.6%
FTD Companies, Inc.(a)	89,960	1,204,565
Nutrisystem, Inc.	155,642	8,451,361
PetMed Express, Inc.	106,838	3,875,014
Shutterfly, Inc.(a)	175,740	8,010,229
Total		21,541,169
Leisure Products 0.5%
Callaway Golf Co.	488,555	6,810,457
Nautilus, Inc.(a)	159,850	2,613,547
Sturm Ruger & Co., Inc.	91,940	4,210,852
Vista Outdoor, Inc.(a)	296,960	6,087,680
Total		19,722,536

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.8%
EW Scripps Co. (The), Class A(a)	293,254	5,243,382
Gannett Co., Inc.	591,190	5,019,203
New Media Investment Group, Inc.	278,310	3,837,895
Scholastic Corp.	141,570	5,582,105
Time, Inc.	517,670	6,807,360
World Wrestling Entertainment, Inc., Class A	200,430	4,369,374
Total		30,859,319
Multiline Retail 0.5%
Fred’s, Inc., Class A	186,169	1,102,120
JCPenney Co., Inc.(a)	1,612,480	6,240,298
Ollie’s Bargain Outlet Holdings, Inc.(a)	251,200	10,512,720
Total		17,855,138
Specialty Retail 3.7%
Abercrombie & Fitch Co., Class A	353,910	4,508,813
Asbury Automotive Group, Inc.(a)	97,960	5,275,146
Ascena Retail Group, Inc.(a)	882,730	1,800,769
Barnes & Noble Education, Inc.(a)	200,663	1,039,434
Barnes & Noble, Inc.	287,510	2,228,203
Big 5 Sporting Goods Corp.	93,405	714,548
Buckle, Inc. (The)	147,471	2,086,715
Caleres, Inc.	224,014	6,043,898
Cato Corp. (The), Class A	124,915	1,643,881
Chico’s FAS, Inc.	672,980	5,168,486
Children’s Place, Inc. (The)	91,931	9,758,476
DSW, Inc., Class A	351,110	6,506,068
Express, Inc.(a)	408,100	2,599,597
Finish Line, Inc., Class A (The)	210,037	1,749,608
Five Below, Inc.(a)	286,830	13,644,503
Francesca’s Holdings Corp.(a)	190,835	1,385,462
Genesco, Inc.(a)	101,982	2,156,919
Group 1 Automotive, Inc.	103,935	6,238,179
Guess?, Inc.	316,270	4,927,487
Haverty Furniture Companies, Inc.	100,556	2,358,038
Hibbett Sports, Inc.(a)	108,083	1,329,421
Kirkland’s, Inc.(a)	76,194	878,517
Lithia Motors, Inc., Class A	123,752	13,365,216
Lumber Liquidators Holdings, Inc.(a)	147,738	5,544,607
Common Stocks (continued)
Issuer	Shares	Value ($)
MarineMax, Inc.(a)	126,749	2,046,996
Monro, Inc.	170,161	8,116,680
Rent-A-Center, Inc.	276,890	3,350,369
Restoration Hardware Holdings, Inc.(a)	103,440	4,839,958
Select Comfort Corp.(a)	216,921	6,405,677
Shoe Carnival, Inc.	64,680	1,300,068
Sonic Automotive, Inc., Class A	137,251	2,484,243
Tailored Brands, Inc.	255,290	3,017,528
Tile Shop Holdings, Inc.	172,010	2,588,751
Vitamin Shoppe, Inc.(a)	123,963	663,202
Zumiez, Inc.(a)	91,798	1,142,885
Total		138,908,348
Textiles, Apparel & Luxury Goods 1.3%
Crocs, Inc.(a)	385,608	3,443,479
Fossil Group, Inc.(a)	219,460	1,819,323
G-III Apparel Group Ltd.(a)	227,910	6,267,525
Iconix Brand Group, Inc.(a)	297,001	1,660,235
Movado Group, Inc.	79,893	2,217,031
Oxford Industries, Inc.	78,106	4,515,308
Perry Ellis International, Inc.(a)	63,882	1,394,544
Steven Madden Ltd.(a)	278,492	11,808,061
Unifi, Inc.(a)	79,670	2,476,144
Vera Bradley, Inc.(a)	98,300	888,632
Wolverine World Wide, Inc.	504,402	13,265,773
Total		49,756,055
Total Consumer Discretionary		564,990,301
Consumer Staples 3.1%
Beverages 0.1%
Coca-Cola Bottling Co. Consolidated	24,160	5,160,334
Food & Staples Retailing 0.4%
Andersons, Inc. (The)	137,259	4,371,699
SpartanNash Co.	196,979	4,853,562
SUPERVALU, Inc.(a)	199,032	3,978,650
Total		13,203,911

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.8%
B&G Foods, Inc.	345,996	10,552,878
Calavo Growers, Inc.	80,262	5,389,593
Cal-Maine Foods, Inc.(a)	154,946	5,647,782
Darling Ingredients, Inc.(a)	857,323	14,917,420
J&J Snack Foods Corp.	77,937	9,936,188
John B. Sanfilippo & Son, Inc.	45,200	2,805,112
Sanderson Farms, Inc.	104,167	15,366,716
Seneca Foods Corp., Class A(a)	32,553	970,080
Total		65,585,769
Household Products 0.4%
Central Garden & Pet Co.(a)	53,170	1,874,242
Central Garden & Pet Co., Class A(a)	176,752	6,025,476
WD-40 Co.	73,199	7,975,031
Total		15,874,749
Personal Products 0.2%
Inter Parfums, Inc.	89,229	3,520,084
Medifast, Inc.	58,359	3,304,287
Total		6,824,371
Tobacco 0.2%
Universal Corp.	131,550	7,524,660
Total Consumer Staples		114,173,794
Energy 2.6%
Energy Equipment & Services 1.6%
Archrock, Inc.	369,440	3,768,288
Atwood Oceanics, Inc.(a)	389,760	2,560,723
Bristow Group, Inc.	166,805	1,374,473
CARBO Ceramics, Inc.(a)	110,180	722,781
Era Group, Inc.(a)	102,959	907,069
Exterran Corp.(a)	164,830	4,572,384
Geospace Technologies Corp.(a)	69,960	1,055,696
Gulf Island Fabrication, Inc.	71,117	796,510
Helix Energy Solutions Group, Inc.(a)	714,730	4,481,357
Matrix Service Co.(a)	138,446	1,640,585
McDermott International, Inc.(a)	1,481,940	9,099,112
Newpark Resources, Inc.(a)	462,440	3,722,642
Noble Corp. PLC(a)	1,273,560	4,151,806
Pioneer Energy Services Corp.(a)	402,238	683,805
Common Stocks (continued)
Issuer	Shares	Value ($)
SEACOR Holdings, Inc.(a)	84,954	3,259,685
Tesco Corp.(a)	243,185	1,070,014
Tetra Technologies, Inc.(a)	603,519	1,243,249
Unit Corp.(a)	274,940	4,377,045
US Silica Holdings, Inc.	379,730	10,332,453
Total		59,819,677
Oil, Gas & Consumable Fuels 1.0%
Bill Barrett Corp.(a)	397,110	1,187,359
Carrizo Oil & Gas, Inc.(a)	397,915	5,347,978
Cloud Peak Energy, Inc.(a)	390,664	1,226,685
Contango Oil & Gas Co.(a)	119,788	549,827
Denbury Resources, Inc.(a)	2,073,310	2,197,709
Green Plains, Inc.	193,670	3,592,578
PDC Energy, Inc.(a)	290,947	11,442,945
REX American Resources Corp.(a)	29,360	2,543,163
SRC Energy, Inc.(a)	1,045,300	8,247,417
Total		36,335,661
Total Energy		96,155,338
Financials 15.8%
Banks 7.4%
Ameris Bancorp	193,260	8,513,103
Banc of California, Inc.	260,160	4,825,968
Banner Corp.	136,483	7,522,943
Boston Private Financial Holdings, Inc.	437,915	6,437,350
Brookline Bancorp, Inc.	398,284	5,715,375
Central Pacific Financial Corp.	159,460	4,624,340
City Holding Co.	81,200	5,142,396
Columbia Banking System, Inc.	303,675	11,287,600
Community Bank System, Inc.	256,000	13,173,760
Customers Bancorp, Inc.(a)	149,890	4,223,900
CVB Financial Corp.	533,134	11,035,874
Fidelity Southern Corp.	111,110	2,428,865
First BanCorp(a)	954,839	5,423,486
First Commonwealth Financial Corp.	456,632	5,758,129
First Financial Bancorp	323,385	7,745,071
First Financial Bankshares, Inc.	344,212	13,785,691
First Midwest Bancorp, Inc.	422,532	8,906,975
Glacier Bancorp, Inc.	398,797	13,244,048
Great Western Bancorp, Inc.	305,490	10,973,201

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hanmi Financial Corp.	168,640	4,502,688
Hope Bancorp, Inc.	661,732	10,680,354
Independent Bank Corp.	141,736	9,822,305
LegacyTexas Financial Group, Inc.	217,083	7,812,817
National Bank Holdings Corp., Class A	139,050	4,474,629
NBT Bancorp, Inc.	226,120	7,423,520
OFG Bancorp	228,740	1,990,038
Old National Bancorp	704,596	11,520,145
Opus Bank	94,550	2,117,920
S&T Bancorp, Inc.	182,077	6,543,847
ServisFirst Bancshares, Inc.	230,990	7,879,069
Simmons First National Corp., Class A	155,212	8,102,066
Southside Bancshares, Inc.	141,515	4,623,295
Sterling Bancorp	705,750	15,844,087
Tompkins Financial Corp.	64,323	4,883,402
United Community Banks, Inc.	369,345	9,643,598
Westamerica Bancorporation	136,880	7,056,164
Total		275,688,019
Capital Markets 2.0%
Donnelley Financial Solution, Inc.(a)	171,146	3,664,236
Evercore, Inc., Class A	213,565	16,113,479
Financial Engines, Inc.	327,158	10,812,572
Greenhill & Co., Inc.	143,170	2,154,709
Interactive Brokers Group, Inc., Class A	371,750	15,587,477
INTL FCStone, Inc.(a)	78,490	2,785,610
Investment Technology Group, Inc.	163,903	3,292,811
Piper Jaffray Companies	73,648	4,083,782
Virtus Investment Partners, Inc.	34,557	3,663,042
Waddell & Reed Financial, Inc., Class A	435,210	8,099,258
WisdomTree Investments, Inc.	597,280	5,477,058
Total		75,734,034
Consumer Finance 1.2%
Encore Capital Group, Inc.(a)	123,245	4,972,936
Enova International, Inc.(a)	122,021	1,452,050
Ezcorp, Inc., Class A(a)	253,774	2,296,655
FirstCash, Inc.	251,405	14,757,473
Green Dot Corp., Class A(a)	227,875	10,979,017
Common Stocks (continued)
Issuer	Shares	Value ($)
PRA Group, Inc.(a)	241,214	6,971,085
World Acceptance Corp.(a)	31,110	2,327,650
Total		43,756,866
Insurance 3.0%
American Equity Investment Life Holding Co.	461,950	12,823,732
AMERISAFE, Inc.	100,090	5,384,842
eHealth, Inc.(a)	87,298	2,119,595
Employers Holdings, Inc.	168,006	7,081,453
HCI Group, Inc.	42,620	1,661,754
Horace Mann Educators Corp.	211,027	7,417,599
Infinity Property & Casualty Corp.	57,514	5,087,113
Maiden Holdings Ltd.	382,930	2,776,243
Navigators Group, Inc. (The)	116,562	6,504,160
ProAssurance Corp.	277,926	14,799,559
RLI Corp.	199,106	10,656,153
Safety Insurance Group, Inc.	74,457	5,316,230
Selective Insurance Group, Inc.	303,179	15,280,222
Stewart Information Services Corp.	123,050	4,439,644
United Fire Group, Inc.	111,515	4,690,321
United Insurance Holdings Corp.	93,450	1,470,903
Universal Insurance Holdings, Inc.	169,770	3,641,566
Total		111,151,089
Mortgage Real Estate Investment Trusts (REITS) 0.4%
Apollo Commercial Real Estate Finance, Inc.	490,880	8,880,019
Capstead Mortgage Corp.	499,615	4,831,277
Total		13,711,296
Thrifts & Mortgage Finance 1.8%
Astoria Financial Corp.	476,530	9,335,223
Bank Mutual Corp.	219,946	2,012,506
BofI Holding, Inc.(a)	300,240	7,959,362
Dime Community Bancshares, Inc.	162,584	3,080,967
HomeStreet, Inc.(a)	131,630	3,323,658
LendingTree, Inc.(a)	37,920	8,757,624
Northfield Bancorp, Inc.	236,470	3,809,532
Northwest Bancshares, Inc.	530,836	8,190,799
Oritani Financial Corp.	200,588	3,219,437
Provident Financial Services, Inc.	315,821	7,848,152

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TrustCo Bank Corp.	499,745	3,947,986
Walker & Dunlop, Inc.(a)	146,370	7,053,570
Total		68,538,816
Total Financials		588,580,120
Health Care 12.7%
Biotechnology 2.1%
Acorda Therapeutics, Inc.(a)	242,855	5,051,384
AMAG Pharmaceuticals, Inc.(a)	182,410	3,046,247
Cytokinetics, Inc.(a)	264,860	3,933,171
Eagle Pharmaceuticals, Inc.(a)	40,610	2,215,682
Emergent Biosolutions, Inc.(a)	181,199	6,764,159
Enanta Pharmaceuticals, Inc.(a)	72,330	3,100,064
Ligand Pharmaceuticals, Inc.(a)	99,090	12,769,728
MiMedx Group, Inc.(a)	530,910	8,637,906
Momenta Pharmaceuticals, Inc.(a)	347,571	5,856,571
Myriad Genetics, Inc.(a)	354,550	10,810,229
Progenics Pharmaceuticals, Inc.(a)	365,520	2,459,950
Repligen Corp.(a)	192,860	8,422,196
Spectrum Pharmaceuticals, Inc.(a)	386,945	3,776,583
Total		76,843,870
Health Care Equipment & Supplies 4.3%
Abaxis, Inc.	117,909	5,449,754
Analogic Corp.	65,000	4,650,750
Angiodynamics, Inc.(a)	178,080	3,032,702
Anika Therapeutics, Inc.(a)	76,280	4,096,236
Cantel Medical Corp.	188,935	15,350,969
CONMED Corp.	129,118	6,404,253
CryoLife, Inc.(a)	141,960	2,952,768
Haemonetics Corp.(a)	273,067	11,747,342
Heska Corp.(a)	33,330	3,390,328
ICU Medical, Inc.(a)	78,319	13,654,918
Inogen, Inc.(a)	84,630	8,107,554
Integer Holdings Corp.(a)	144,992	6,662,382
Integra LifeSciences Holdings Corp.(a)	314,878	16,055,629
Invacare Corp.	166,872	2,252,772
Lantheus Holdings, Inc.(a)	153,680	2,689,400
LeMaitre Vascular, Inc.	65,590	2,387,476
Meridian Bioscience, Inc.	219,660	3,053,274
Merit Medical Systems, Inc.(a)	259,818	10,730,484
Common Stocks (continued)
Issuer	Shares	Value ($)
Natus Medical, Inc.(a)	172,240	5,787,264
Neogen Corp.(a)	198,409	13,670,380
OraSure Technologies, Inc.(a)	300,650	6,136,267
Orthofix International NV(a)	93,920	4,621,803
SurModics, Inc.(a)	69,099	1,796,574
Varex Imaging Corp.(a)	195,380	5,964,951
Total		160,646,230
Health Care Providers & Services 3.3%
Aceto Corp.	156,670	1,662,269
Almost Family, Inc.(a)	62,054	3,022,030
Amedisys, Inc.(a)	145,704	7,611,577
AMN Healthcare Services, Inc.(a)	249,330	9,312,475
BioTelemetry, Inc.(a)	156,820	5,825,863
Chemed Corp.	83,708	16,514,751
Community Health Systems, Inc.(a)	596,950	4,560,698
Corvel Corp.(a)	50,778	2,635,378
Cross Country Healthcare, Inc.(a)	164,981	2,042,465
Diplomat Pharmacy, Inc.(a)	227,340	3,807,945
Ensign Group, Inc. (The)	248,068	5,095,317
HealthEquity, Inc.(a)	230,730	9,868,322
Kindred Healthcare, Inc.	445,965	3,612,317
Landauer, Inc.	50,176	3,113,421
LHC Group, Inc.(a)	78,020	5,090,805
Magellan Health, Inc.(a)	123,446	9,986,781
PharMerica Corp.(a)	161,849	4,758,361
Providence Service Corp. (The)(a)	60,280	3,124,312
Quorum Health Corp.(a)	157,210	688,580
Select Medical Holdings Corp.(a)	559,390	10,404,654
Tivity Health, Inc.(a)	175,421	6,876,503
U.S. Physical Therapy, Inc.	65,180	3,904,282
Total		123,519,106
Health Care Technology 0.7%
Computer Programs & Systems, Inc.	55,661	1,675,396
HealthStream, Inc.(a)	132,759	3,118,509
HMS Holdings Corp.(a)	436,610	7,736,729
Omnicell, Inc.(a)	193,435	9,923,215
Quality Systems, Inc.(a)	241,493	3,803,515
Total		26,257,364

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.3%
Cambrex Corp.(a)	169,513	8,831,627
Luminex Corp.	208,054	4,021,684
Total		12,853,311
Pharmaceuticals 2.0%
Amphastar Pharmaceuticals, Inc.(a)	185,690	2,972,897
ANI Pharmaceuticals, Inc.(a)	41,800	2,006,400
Depomed, Inc.(a)	324,210	1,971,197
Impax Laboratories, Inc.(a)	383,610	8,305,156
Innoviva, Inc.(a)	404,120	5,673,845
Lannett Co., Inc.(a)	153,090	2,686,729
Medicines Co. (The)(a)	375,627	13,781,755
Nektar Therapeutics(a)	807,540	16,982,566
Phibro Animal Health Corp., Class A	97,610	3,465,155
Sciclone Pharmaceuticals, Inc.(a)	269,260	2,961,860
Sucampo Pharmaceuticals, Inc., Class A(a)	130,600	1,534,550
Supernus Pharmaceuticals, Inc.(a)	261,710	11,986,318
Total		74,328,428
Total Health Care		474,448,309
Industrials 18.5%
Aerospace & Defense 1.9%
AAR Corp.	166,173	5,992,198
Aerojet Rocketdyne Holdings, Inc.(a)	388,107	11,499,611
Aerovironment, Inc.(a)	107,429	5,266,170
Axon Enterprise, Inc.(a)	274,430	5,957,875
Cubic Corp.	129,817	5,575,640
Engility Holdings, Inc.(a)	91,876	2,854,587
Mercury Systems, Inc.(a)	249,799	12,052,802
Moog, Inc., Class A(a)	168,004	12,895,987
National Presto Industries, Inc.	25,727	2,562,409
Triumph Group, Inc.	258,050	6,786,715
Total		71,443,994
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	131,495	8,783,866
Echo Global Logistics, Inc.(a)	142,600	2,167,520
Forward Air Corp.	157,269	8,173,270
HUB Group, Inc., Class A(a)	174,237	6,699,413
Total		25,824,069
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.8%
Allegiant Travel Co.	68,412	8,072,616
Hawaiian Holdings, Inc.(a)	279,180	11,962,863
Skywest, Inc.	269,289	9,344,328
Total		29,379,807
Building Products 1.9%
AAON, Inc.	205,329	6,693,726
American Woodmark Corp.(a)	72,660	6,016,248
Apogee Enterprises, Inc.	149,790	6,545,823
Gibraltar Industries, Inc.(a)	164,377	4,808,027
Griffon Corp.	162,435	3,013,169
Insteel Industries, Inc.	91,100	2,283,877
Patrick Industries, Inc.(a)	82,870	6,132,380
PGT, Inc.(a)	257,240	3,395,568
Quanex Building Products Corp.	179,274	3,513,770
Simpson Manufacturing Co., Inc.	210,826	9,229,962
Trex Co., Inc.(a)	153,030	11,630,280
Universal Forest Products, Inc.	106,790	9,313,156
Total		72,575,986
Commercial Services & Supplies 3.6%
ABM Industries, Inc.	289,788	12,875,281
Brady Corp., Class A	248,576	8,290,010
Brink’s Co. (The)	236,030	18,516,554
Essendant, Inc.	195,184	2,314,882
Healthcare Services Group, Inc.	379,906	19,451,187
Interface, Inc.	326,909	6,211,271
LSC Communications, Inc.	176,666	2,846,089
Matthews International Corp., Class A	167,600	10,097,900
Mobile Mini, Inc.	230,079	6,959,890
Multi-Color Corp.	68,820	5,491,836
RR Donnelley & Sons Co.	364,393	3,363,347
Team, Inc.(a)	155,180	1,916,473
Tetra Tech, Inc.	297,494	12,673,245
U.S. Ecology, Inc.	113,590	5,838,526
Unifirst Corp.	80,482	11,557,215
Viad Corp.	106,072	5,828,656
Total		134,232,362

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.4%
Aegion Corp.(a)	174,318	3,777,471
Comfort Systems U.S.A., Inc.	193,963	6,604,440
MYR Group, Inc.(a)	85,750	2,213,208
Orion Group Holdings, Inc.(a)	144,648	873,674
Total		13,468,793
Electrical Equipment 0.5%
AZZ, Inc.	135,545	6,628,150
Encore Wire Corp.	107,994	4,632,943
General Cable Corp.	258,330	4,378,693
Powell Industries, Inc.	44,615	1,270,189
Vicor Corp.(a)	83,979	1,633,392
Total		18,543,367
Industrial Conglomerates 0.1%
Raven Industries, Inc.	187,850	5,259,800
Machinery 5.2%
Actuant Corp., Class A	310,644	7,470,988
Alamo Group, Inc.	49,300	4,523,768
Albany International Corp., Class A	150,422	8,062,619
Astec Industries, Inc.	99,617	4,948,973
Barnes Group, Inc.	260,050	16,258,326
Briggs & Stratton Corp.	222,654	4,662,375
Chart Industries, Inc.(a)	159,870	5,394,014
CIRCOR International, Inc.	85,852	4,122,613
EnPro Industries, Inc.	111,163	7,833,657
ESCO Technologies, Inc.	134,452	7,320,911
Federal Signal Corp.	311,186	5,816,066
Franklin Electric Co., Inc.	200,676	7,736,060
Greenbrier Companies, Inc. (The)	147,820	6,341,478
Harsco Corp.(a)	417,390	7,137,369
Hillenbrand, Inc.	327,785	11,718,314
John Bean Technologies Corp.	164,598	14,599,843
Lindsay Corp.	55,328	4,789,745
Lydall, Inc.(a)	89,678	4,214,866
Mueller Industries, Inc.	299,810	8,943,332
Proto Labs, Inc.(a)	126,870	9,109,266
SPX Corp.(a)	220,650	5,317,665
SPX FLOW, Inc.(a)	220,150	7,368,420
Common Stocks (continued)
Issuer	Shares	Value ($)
Standex International Corp.	66,338	6,331,962
Tennant Co.	92,680	5,648,846
Titan International, Inc.	251,510	2,157,956
Wabash National Corp.	313,050	6,580,311
Watts Water Technologies, Inc., Class A	145,105	8,952,978
Total		193,362,721
Marine 0.2%
Matson, Inc.	224,420	5,790,036
Professional Services 2.0%
CDI Corp.(a)	71,994	590,351
Exponent, Inc.	134,660	9,170,346
FTI Consulting, Inc.(a)	214,700	7,280,477
Heidrick & Struggles International, Inc.	97,522	1,779,777
Insperity, Inc.	97,602	7,837,441
Kelly Services, Inc., Class A	152,369	3,295,741
Korn/Ferry International	298,877	9,958,582
Navigant Consulting, Inc.(a)	245,922	3,769,984
On Assignment, Inc.(a)	252,912	12,063,902
Resources Connection, Inc.	154,347	1,967,924
TrueBlue, Inc.(a)	221,511	4,529,900
Wageworks, Inc.(a)	205,760	12,129,552
Total		74,373,977
Road & Rail 0.6%
ArcBest Corp.	125,065	3,714,431
Heartland Express, Inc.	225,436	4,997,916
Marten Transport Ltd.	201,333	3,452,861
Roadrunner Transportation Systems, Inc.(a)	157,600	1,177,272
Saia, Inc.(a)	132,450	7,490,047
Total		20,832,527
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	203,151	11,579,607
DXP Enterprises, Inc.(a)	80,690	2,185,892
Kaman Corp.	141,511	6,939,700
Veritiv Corp.(a)	58,790	1,646,120
Total		22,351,319
Total Industrials		687,438,758

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.8%
Communications Equipment 1.6%
ADTRAN, Inc.	251,520	5,558,592
Applied Optoelectronics, Inc.(a)	91,970	5,437,267
Black Box Corp.	77,893	233,679
CalAmp Corp.(a)	183,985	3,411,082
Comtech Telecommunications Corp.	122,587	2,399,028
Digi International, Inc.(a)	138,127	1,270,768
Harmonic, Inc.(a)	419,156	1,362,257
Lumentum Holdings, Inc.(a)	289,640	16,466,034
NETGEAR, Inc.(a)	168,925	8,108,400
Oclaro, Inc.(a)	661,730	5,565,149
Viavi Solutions, Inc.(a)	1,181,400	11,861,256
Total		61,673,512
Electronic Equipment, Instruments & Components 4.1%
Anixter International, Inc.(a)	148,731	10,976,348
Badger Meter, Inc.	151,536	6,955,502
Bel Fuse, Inc., Class B	45,580	1,162,290
Benchmark Electronics, Inc.(a)	258,871	8,413,308
Control4 Corp.(a)	94,780	2,346,753
CTS Corp.	170,987	3,847,208
Daktronics, Inc.	208,723	2,010,002
Electro Scientific Industries, Inc.(a)	173,113	2,132,752
ePlus, Inc.(a)	68,530	5,735,961
Fabrinet (a)	194,290	7,546,224
FARO Technologies, Inc.(a)	86,876	2,992,878
II-VI, Inc.(a)	285,863	10,248,189
Insight Enterprises, Inc.(a)	186,074	7,457,846
Itron, Inc.(a)	175,010	12,705,726
Methode Electronics, Inc.	191,471	7,831,164
MTS Systems Corp.	87,141	4,217,624
OSI Systems, Inc.(a)	92,357	7,671,172
Park Electrochemical Corp.	99,007	1,797,967
Plexus Corp.(a)	175,494	9,139,728
Rogers Corp.(a)	94,346	11,184,718
Sanmina Corp.(a)	393,150	14,723,467
Scansource, Inc.(a)	131,755	5,171,384
TTM Technologies, Inc.(a)	444,803	6,333,995
Total		152,602,206
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 1.1%
Blucora, Inc.(a)	205,809	4,692,445
DHI Group, Inc.(a)	263,295	513,425
Liquidity Services, Inc.(a)	127,830	728,631
LivePerson, Inc.(a)	279,862	3,750,151
NIC, Inc.	323,975	5,296,991
QuinStreet, Inc.(a)	186,759	999,161
Shutterstock, Inc.(a)	98,950	3,322,741
SPS Commerce, Inc.(a)	89,490	5,451,731
Stamps.com, Inc.(a)	81,990	15,680,588
XO Group, Inc.(a)	126,757	2,360,215
Total		42,796,079
IT Services 1.7%
CACI International, Inc., Class A(a)	127,289	16,522,112
Cardtronics PLC, Class A(a)	237,538	6,171,237
CSG Systems International, Inc.	175,857	6,807,424
ExlService Holdings, Inc.(a)	175,280	9,864,758
Forrester Research, Inc.	50,780	2,069,285
Mantech International Corp., Class A	133,280	5,360,522
Perficient, Inc.(a)	183,463	3,357,373
Sykes Enterprises, Inc.(a)	203,623	5,428,589
TeleTech Holdings, Inc.	80,735	3,205,180
Virtusa Corp.(a)	144,228	5,238,361
Total		64,024,841
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc.(a)	207,013	15,223,736
Brooks Automation, Inc.	362,489	9,450,088
Cabot Microelectronics Corp.	131,447	9,414,234
Ceva, Inc.(a)	111,805	4,533,693
Cohu, Inc.	132,296	2,481,873
Diodes, Inc.(a)	198,907	5,597,243
DSP Group, Inc.(a)	115,383	1,373,058
Kopin Corp.(a)	317,019	1,274,416
Kulicke & Soffa Industries, Inc.(a)	369,475	7,031,109
MaxLinear, Inc., Class A(a)	272,570	5,887,512
MKS Instruments, Inc.	281,626	23,191,901
Nanometrics, Inc.(a)	131,430	3,389,580
Power Integrations, Inc.	154,554	11,259,259

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rambus, Inc.(a)	581,540	7,542,574
Rudolph Technologies, Inc.(a)	163,645	3,632,919
Semtech Corp.(a)	342,150	12,864,840
SolarEdge Technologies, Inc.(a)	151,460	4,051,555
Veeco Instruments, Inc.(a)	249,724	4,719,784
Xperi Corp.	257,314	7,011,806
Total		139,931,180
Software 2.0%
8x8, Inc.(a)	476,880	6,747,852
Agilysys, Inc.(a)	78,534	808,115
Barracuda Networks, Inc.(a)	148,920	3,605,353
Bottomline Technologies de, Inc.(a)	188,142	5,702,584
Ebix, Inc.	113,248	6,534,409
Gigamon, Inc.(a)	162,580	6,982,811
MicroStrategy, Inc., Class A(a)	48,959	6,315,711
Monotype Imaging Holdings, Inc.	217,801	3,974,868
Progress Software Corp.	251,243	8,436,740
Qualys, Inc.(a)	156,130	7,416,175
Synchronoss Technologies, Inc.(a)	224,468	3,768,818
TiVo Corp.	630,580	11,539,614
VASCO Data Security International, Inc.(a)	156,923	1,969,384
Total		73,802,434
Technology Hardware, Storage & Peripherals 0.5%
Cray, Inc.(a)	209,690	3,952,657
Electronics for Imaging, Inc.(a)	241,858	8,600,470
Super Micro Computer, Inc.(a)	197,682	5,263,283
Total		17,816,410
Total Information Technology		552,646,662
Materials 5.1%
Chemicals 2.8%
A. Schulman, Inc.	153,173	4,656,459
AdvanSix, Inc.(a)	158,410	5,058,031
American Vanguard Corp.	136,411	2,762,323
Balchem Corp.	165,862	12,433,016
Calgon Carbon Corp.	264,166	3,222,825
Flotek Industries, Inc.(a)	283,105	1,466,484
FutureFuel Corp.	118,410	1,596,167
Hawkins, Inc.	49,747	1,773,481
Common Stocks (continued)
Issuer	Shares	Value ($)
HB Fuller Co.	262,993	13,199,619
Ingevity Corp.(a)	219,130	13,798,616
Innophos Holdings, Inc.	101,370	4,628,554
Innospec, Inc.	125,600	6,970,800
Koppers Holdings, Inc.(a)	108,292	4,245,046
Kraton Performance Polymers, Inc.(a)	162,155	5,323,549
LSB Industries, Inc.(a)	106,445	649,314
Quaker Chemical Corp.	69,183	9,631,657
Rayonier Advanced Materials, Inc.	225,210	3,089,881
Stepan Co.	101,749	7,871,303
Tredegar Corp.	132,388	2,157,924
Total		104,535,049
Construction Materials 0.2%
US Concrete, Inc.(a)	77,470	6,201,474
Containers & Packaging —%
Myers Industries, Inc.	114,289	2,148,633
Metals & Mining 1.0%
AK Steel Holding Corp.(a)	1,638,445	9,175,292
Century Aluminum Co.(a)	258,884	5,053,416
Haynes International, Inc.	65,104	1,988,927
Kaiser Aluminum Corp.	89,379	8,608,985
Materion Corp.	104,029	3,973,908
Olympic Steel, Inc.	47,364	864,393
SunCoke Energy, Inc.(a)	334,717	3,119,562
TimkenSteel Corp.(a)	203,250	3,014,198
Total		35,798,681
Paper & Forest Products 1.1%
Boise Cascade Co.(a)	200,580	6,017,400
Clearwater Paper Corp.(a)	85,521	3,976,727
Deltic Timber Corp.	55,170	4,305,467
KapStone Paper and Packaging Corp.	458,448	10,255,482
Neenah Paper, Inc.	87,385	6,750,491
PH Glatfelter Co.	226,719	3,926,773
Schweitzer-Mauduit International, Inc.	159,837	6,062,617
Total		41,294,957
Total Materials		189,978,794

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.2%
Equity Real Estate Investment Trusts (REITS) 5.8%
Acadia Realty Trust	441,012	12,652,634
Agree Realty Corp.	147,505	7,392,951
American Assets Trust, Inc.	215,800	8,765,796
Armada Hoffler Properties, Inc.	233,780	3,125,639
CareTrust REIT, Inc.	377,626	7,284,406
CBL & Associates Properties, Inc.	890,540	7,124,320
Cedar Realty Trust, Inc.	396,256	1,997,130
Chatham Lodging Trust	199,630	4,048,496
Chesapeake Lodging Trust	312,790	8,004,296
DiamondRock Hospitality Co.	1,042,368	11,455,624
EastGroup Properties, Inc.	176,432	15,677,748
Four Corners Property Trust, Inc.	312,424	7,938,694
Franklin Street Properties Corp.	558,125	5,564,506
Getty Realty Corp.	167,606	4,619,221
Government Properties Income Trust	499,925	9,273,609
Hersha Hospitality Trust	217,420	4,030,967
Independence Realty Trust, Inc.	308,830	3,177,861
Kite Realty Group Trust	434,990	8,751,999
Lexington Realty Trust	1,125,969	11,102,054
LTC Properties, Inc.	205,971	10,016,370
National Storage Affiliates Trust	231,380	5,164,402
Parkway, Inc.	222,390	5,106,074
Pennsylvania Real Estate Investment Trust	362,994	3,640,830
PS Business Parks, Inc.	101,880	13,765,007
Ramco-Gershenson Properties Trust	412,970	5,430,555
Retail Opportunity Investments Corp.	571,140	11,331,418
Saul Centers, Inc.	61,552	3,730,051
Summit Hotel Properties, Inc.	542,510	8,050,848
Universal Health Realty Income Trust	65,076	4,926,904
Urstadt Biddle Properties, Inc., Class A	154,746	3,200,147
Total		216,350,557
Real Estate Management & Development 0.4%
Forestar Group, Inc.(a)	172,436	2,965,899
HFF, Inc., Class A	184,707	7,042,878
RE/MAX Holdings, Inc., Class A	92,110	5,641,737
Total		15,650,514
Total Real Estate		232,001,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.2%
ATN International, Inc.	55,624	3,369,146
Cincinnati Bell, Inc.(a)	219,302	4,616,307
Cogent Communications Holdings, Inc.	213,140	9,932,324
Consolidated Communications Holdings, Inc.	334,380	6,169,311
General Communication, Inc., Class A(a)	139,052	5,997,313
Iridium Communications, Inc.(a)	425,810	4,726,491
Lumos Networks Corp.(a)	124,624	2,240,739
Vonage Holdings Corp.(a)	1,019,990	8,465,917
Total		45,517,548
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	106,889	1,790,391
Total Telecommunication Services		47,307,939
Utilities 3.0%
Electric Utilities 0.9%
Allete, Inc.	264,721	20,470,875
El Paso Electric Co.	211,105	11,726,883
Total		32,197,758
Gas Utilities 1.2%
Northwest Natural Gas Co.	149,085	9,884,336
South Jersey Industries, Inc.	413,666	14,842,336
Spire, Inc.	251,187	19,215,805
Total		43,942,477
Multi-Utilities 0.4%
Avista Corp.	335,134	17,225,888
Water Utilities 0.5%
American States Water Co.	190,584	9,395,791
California Water Service Group	249,700	9,351,265
Total		18,747,056
Total Utilities		112,113,179
Total Common Stocks (Cost $2,667,252,387)		3,659,834,265

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core S&P Small-Cap ETF	530,020	36,608,481
Total Exchange-Traded Funds (Cost $28,888,746)		36,608,481

Rights —%
Issuer	Shares	Value ($)
Information Technology —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a),(b),(c),(d)	112,391	0
Total Information Technology		0
Total Rights (Cost $—)		0

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(e),(f)	23,087,460	23,087,460
Total Money Market Funds (Cost $23,085,550)		23,087,460
Total Investments (Cost: $2,719,226,683)		3,719,530,206
Other Assets & Liabilities, Net		3,275,331
Net Assets		3,722,805,537

At August 31, 2017, securities and/or cash totaling $1,403,650 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Mini	389	09/2017	USD	27,315,580	267,515	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	47,799,110	239,828,660	(264,540,310)	23,087,460	(6,867)	1,910	241,871	23,087,460
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	564,990,301	—	—	—	564,990,301
Consumer Staples	114,173,794	—	—	—	114,173,794
Energy	96,155,338	—	—	—	96,155,338
Financials	588,580,120	—	—	—	588,580,120
Health Care	474,448,309	—	—	—	474,448,309
Industrials	687,438,758	—	—	—	687,438,758
Information Technology	552,646,662	—	—	—	552,646,662
Materials	189,978,794	—	—	—	189,978,794
Real Estate	232,001,071	—	—	—	232,001,071
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Index Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	47,307,939	—	—	—	47,307,939
Utilities	112,113,179	—	—	—	112,113,179
Total Common Stocks	3,659,834,265	—	—	—	3,659,834,265
Exchange-Traded Funds	36,608,481	—	—	—	36,608,481
Rights
Information Technology	—	—	0*	—	0*
Money Market Funds	—	—	—	23,087,460	23,087,460
Total Investments	3,696,442,746	—	0*	23,087,460	3,719,530,206
Derivatives
Asset
Futures Contracts	267,515	—	—	—	267,515
Total	3,696,710,261	—	0*	23,087,460	3,719,797,721

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	17

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$2,696,141,133
Investments in affiliated issuers, at cost	23,085,550
Investments in unaffiliated issuers, at value	3,696,442,746
Investments in affiliated issuers, at value	23,087,460
Margin deposits on:
Futures contracts	1,403,650
Receivable for:
Capital shares sold	4,023,287
Dividends	2,917,972
Variation margin for futures contracts	283,197
Expense reimbursement due from Investment Manager	235
Total assets	3,728,158,547
Liabilities
Payable for:
Capital shares purchased	5,115,000
Variation margin for futures contracts	4,897
Management services fees	20,223
Distribution and/or service fees	10,051
Plan administration fees	1,011
Compensation of board members	195,834
Other expenses	5,994
Total liabilities	5,353,010
Net assets applicable to outstanding capital stock	$3,722,805,537
Represented by
Paid in capital	2,581,759,965
Undistributed net investment income	22,110,469
Accumulated net realized gain	118,364,065
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,000,301,613
Investments - affiliated issuers	1,910
Futures contracts	267,515
Total - representing net assets applicable to outstanding capital stock	$3,722,805,537
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Index Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$1,477,861,051
Shares outstanding	63,079,100
Net asset value per share	$23.43
Class K
Net assets	$4,002,829
Shares outstanding	170,212
Net asset value per share	$23.52
Class R5
Net assets	$491,816,209
Shares outstanding	20,451,947
Net asset value per share	$24.05
Class T(a)
Net assets	$418,299
Shares outstanding	18,013
Net asset value per share	$23.22
Maximum offering price per share(b)	$23.82
Class Y
Net assets	$287,805
Shares outstanding	12,483
Net asset value per share	$23.06
Class Z
Net assets	$1,748,419,344
Shares outstanding	74,164,962
Net asset value per share	$23.57

(a)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(b)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	19

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$27,804,308
Dividends — affiliated issuers	241,871
Interest	19,362
Foreign taxes withheld	(2,725)
Total income	28,062,816
Expenses:
Management services fees	3,813,395
Distribution and/or service fees
Class A(a)	1,921,779
Class B(a)	5,791
Class T(b)	2,051
Plan administration fees
Class K	5,737
Compensation of board members	46,333
Other	12,440
Total expenses	5,807,526
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(58,809)
Expense reduction	(1,997)
Total net expenses	5,746,720
Net investment income	22,316,096
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	155,329,563
Investments — affiliated issuers	(6,867)
Futures contracts	2,574,900
Net realized gain	157,897,596
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(183,784,421)
Investments — affiliated issuers	1,910
Futures contracts	(662,855)
Net change in unrealized appreciation (depreciation)	(184,445,366)
Net realized and unrealized loss	(26,547,770)
Net decrease in net assets resulting from operations	$(4,231,674)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Index Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment income	$22,316,096	$32,229,141
Net realized gain	157,897,596	228,788,032
Net change in unrealized appreciation (depreciation)	(184,445,366)	690,705,010
Net increase (decrease) in net assets resulting from operations	(4,231,674)	951,722,183
Distributions to shareholders
Net investment income
Class A(a)	(399,847)	(11,957,474)
Class B	—	(3,746)
Class I	—	(26)
Class K	(1,194)	(39,612)
Class R5	(326,306)	(3,479,844)
Class T(b)	(130)	(424,113)
Class Y(c)	(62)	—
Class Z	(1,194,562)	(16,283,999)
Net realized gains
Class A(a)	(22,020,758)	(93,996,099)
Class B(a)	(19,006)	(143,491)
Class I	—	(159)
Class K	(65,732)	(410,926)
Class R5	(7,107,029)	(20,955,986)
Class T	(7,174)	(3,485,653)
Class Y(c)	(1,362)	—
Class Z	(26,017,903)	(100,985,786)
Total distributions to shareholders	(57,161,065)	(252,166,914)
Increase in net assets from capital stock activity	22,579,038	337,783,458
Total increase (decrease) in net assets	(38,813,701)	1,037,338,727
Net assets at beginning of period	3,761,619,238	2,724,280,511
Net assets at end of period	$3,722,805,537	$3,761,619,238
Undistributed net investment income	$22,110,469	$1,716,474

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund | Semiannual Report 2017	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	8,659,864	204,950,247	22,937,030	513,616,825
Distributions reinvested	820,749	19,336,837	4,079,114	94,013,232
Redemptions	(15,169,814)	(358,404,844)	(17,617,796)	(392,820,636)
Net increase (decrease)	(5,689,201)	(134,117,760)	9,398,348	214,809,421
Class B(a)
Subscriptions	1,294	30,178	5,486	120,557
Distributions reinvested	814	18,969	6,475	147,073
Redemptions (b)	(79,258)	(1,874,433)	(67,759)	(1,480,713)
Net decrease	(77,150)	(1,825,286)	(55,798)	(1,213,083)
Class I(c)
Redemptions	(106)	(2,468)	—	—
Net decrease	(106)	(2,468)	—	—
Class K
Subscriptions	18,132	433,977	142,479	3,126,824
Distributions reinvested	2,828	66,888	20,098	450,358
Redemptions	(44,779)	(1,060,959)	(580,574)	(12,950,802)
Net decrease	(23,819)	(560,094)	(417,997)	(9,373,620)
Class R5
Subscriptions	6,488,522	157,872,417	10,945,591	252,054,542
Distributions reinvested	288,995	6,985,013	970,915	22,999,137
Redemptions	(4,243,582)	(103,072,853)	(4,692,440)	(107,548,036)
Net increase	2,533,935	61,784,577	7,224,066	167,505,643
Class T(d)
Subscriptions	5,067	119,718	1,641,862	35,502,175
Distributions reinvested	311	7,266	172,028	3,909,583
Redemptions	(519,313)	(12,241,775)	(3,595,764)	(83,305,532)
Net decrease	(513,935)	(12,114,791)	(1,781,874)	(43,893,774)
Class Y(c)
Subscriptions	12,423	289,024	—	—
Distributions reinvested	60	1,387	—	—
Net increase	12,483	290,411	—	—
Class Z
Subscriptions	12,468,829	296,101,292	15,110,060	340,685,360
Distributions reinvested	811,125	19,223,669	3,473,360	80,383,509
Redemptions	(8,642,640)	(206,200,512)	(18,371,315)	(411,119,998)
Net increase	4,637,314	109,124,449	212,105	9,948,871
Total net increase	879,521	22,579,038	14,578,850	337,783,458

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(d)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Small Cap Index Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Small Cap Index Fund | Semiannual Report 2017	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$23.83	0.12	(0.17)	(0.05)	(0.00) (d)	(0.35)
2/28/2017	$19.05	0.19	6.28	6.47	(0.19)	(1.50)
2/29/2016	$23.29	0.22	(2.25)	(2.03)	(0.22)	(1.99)
2/28/2015	$23.54	0.20	1.40	1.60	(0.18)	(1.67)
2/28/2014	$19.00	0.16	5.72	5.88	(0.15)	(1.19)
2/28/2013	$17.75	0.24	2.14	2.38	(0.25)	(0.88)
Class K
8/31/2017 (c)	$23.92	0.12	(0.17)	(0.05)	(0.00) (d)	(0.35)
2/28/2017	$19.12	0.19	6.30	6.49	(0.19)	(1.50)
2/29/2016	$23.37	0.22	(2.26)	(2.04)	(0.22)	(1.99)
2/28/2015	$23.61	0.20	1.41	1.61	(0.18)	(1.67)
2/28/2014	$19.05	0.16	5.74	5.90	(0.15)	(1.19)
2/28/2013	$17.80	0.24	2.14	2.38	(0.25)	(0.88)
Class R5
8/31/2017 (c)	$24.43	0.15	(0.17)	(0.02)	(0.01)	(0.35)
2/28/2017	$19.49	0.25	6.43	6.68	(0.24)	(1.50)
2/29/2016	$23.78	0.28	(2.30)	(2.02)	(0.28)	(1.99)
2/28/2015	$23.99	0.27	1.43	1.70	(0.24)	(1.67)
2/28/2014	$19.33	0.23	5.82	6.05	(0.20)	(1.19)
2/28/2013 (h)	$17.47	0.07	2.40	2.47	(0.30)	(0.31)
Class T(i)
8/31/2017 (c)	$23.63	0.26	(0.32)	(0.06)	(0.00) (d)	(0.35)
2/28/2017	$18.90	0.19	6.23	6.42	(0.19)	(1.50)
2/29/2016	$23.12	0.21	(2.22)	(2.01)	(0.22)	(1.99)
2/28/2015 (j)	$23.08	0.18	1.03	1.21	(0.18)	(0.99)
Class Y
8/31/2017 (c),(k)	$23.87	0.13	(0.58)	(0.45)	(0.01)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Small Cap Index Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.35)	$23.43	(0.20%)	0.45% (e)	0.45% (e),(f)	1.03% (e)	10%	$1,477,861
(1.69)	$23.83	34.40%	0.45%	0.45% (f)	0.85%	18%	$1,638,983
(2.21)	$19.05	(9.67%)	0.45%	0.45% (f)	0.99%	19%	$1,131,160
(1.85)	$23.29	7.19%	0.45%	0.45% (f)	0.89%	17%	$1,231,774
(1.34)	$23.54	31.63%	0.45%	0.45% (f)	0.73%	15%	$1,113,746
(1.13)	$19.00	14.32%	0.45% (g)	0.45% (f),(g)	1.37%	17%	$687,934

(0.35)	$23.52	(0.20%)	0.45% (e)	0.45% (e)	1.02% (e)	10%	$4,003
(1.69)	$23.92	34.37%	0.45%	0.45%	0.86%	18%	$4,642
(2.21)	$19.12	(9.68%)	0.45%	0.45%	0.99%	19%	$11,703
(1.85)	$23.37	7.22%	0.45%	0.45%	0.88%	17%	$13,023
(1.34)	$23.61	31.65%	0.45%	0.45%	0.73%	15%	$12,781
(1.13)	$19.05	14.27%	0.45% (g)	0.45% (g)	1.37%	17%	$9,784

(0.36)	$24.05	(0.08%)	0.20% (e)	0.20% (e)	1.26% (e)	10%	$491,816
(1.74)	$24.43	34.73%	0.20%	0.20%	1.10%	18%	$437,779
(2.27)	$19.49	(9.46%)	0.20%	0.20%	1.24%	19%	$208,441
(1.91)	$23.78	7.49%	0.20%	0.20%	1.17%	17%	$166,247
(1.39)	$23.99	32.01%	0.20%	0.20%	0.99%	15%	$79,726
(0.61)	$19.33	14.51%	0.24% (e)	0.20% (e)	1.44% (e)	17%	$81

(0.35)	$23.22	(0.25%)	0.45% (e)	0.45% (e),(f)	2.14% (e)	10%	$418
(1.69)	$23.63	34.41%	0.45%	0.45% (f)	0.85%	18%	$12,570
(2.21)	$18.90	(9.65%)	0.45%	0.45% (f)	0.97%	19%	$43,729
(1.17)	$23.12	5.45%	0.46% (e)	0.45% (e),(f)	1.22% (e)	17%	$67,780

(0.36)	$23.06	(1.88%)	0.21% (e)	0.20% (e)	1.17% (e)	10%	$288
Columbia Small Cap Index Fund | Semiannual Report 2017	25

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
8/31/2017 (c)	$23.96	0.15	(0.18)	(0.03)	(0.01)	(0.35)
2/28/2017	$19.14	0.24	6.32	6.56	(0.24)	(1.50)
2/29/2016	$23.39	0.27	(2.25)	(1.98)	(0.28)	(1.99)
2/28/2015	$23.63	0.26	1.41	1.67	(0.24)	(1.67)
2/28/2014	$19.06	0.21	5.75	5.96	(0.20)	(1.19)
2/28/2013	$17.81	0.29	2.14	2.43	(0.30)	(0.88)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(j)	Class T shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(k)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Small Cap Index Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.36)	$23.57	(0.12%)	0.20% (e)	0.20% (e),(f)	1.26% (e)	10%	$1,748,419
(1.74)	$23.96	34.74%	0.20%	0.20% (f)	1.10%	18%	$1,665,820
(2.27)	$19.14	(9.44%)	0.20%	0.20% (f)	1.22%	19%	$1,326,728
(1.91)	$23.39	7.47%	0.20%	0.20% (f)	1.14%	17%	$1,725,837
(1.39)	$23.63	31.99%	0.20%	0.20% (f)	0.98%	15%	$1,636,915
(1.18)	$19.06	14.54%	0.20% (g)	0.20% (f),(g)	1.64%	17%	$1,275,562
Columbia Small Cap Index Fund | Semiannual Report 2017	27

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
28	Columbia Small Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Small Cap Index Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
30	Columbia Small Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)*
Equity risk	Net assets — unrealized appreciation on futures contracts	267,515

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,574,900

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(662,855)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	39,522,665

*	Based on the ending daily outstanding amounts for the six months ended August 31, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Small Cap Index Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
32	Columbia Small Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation fees.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $3,350.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Small Cap Index Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $1,997.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class T shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% and 0.25% of the average daily net assets attributable to Class B and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
34	Columbia Small Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through June 30, 2018
Class A	0.45%
Class K	0.450
Class R5	0.200
Class T	0.45
Class Y	0.200
Class Z	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,719,227,000	1,249,351,000	(248,780,000)	1,000,571,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $387,269,242 and $372,395,843, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Small Cap Index Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 8. Significant risks
Shareholder concentration risk
At August 31, 2017, unaffiliated shareholders of record owned 18.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 12.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
36	Columbia Small Cap Index Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Small Cap Index Fund | Semiannual Report 2017	37

APPROVAL OF MANAGEMENT AGREEMENT
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
38	| Semiannual Report 2017

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
| Semiannual Report 2017	39

APPROVAL OF MANAGEMENT AGREEMENT  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
40	| Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Small Cap Index Fund | Semiannual Report 2017	41

Columbia Small Cap Index Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR228_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Small Cap Value Fund II
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Small Cap Value Fund II   |  Semiannual Report 2017

Columbia Small Cap Value Fund II  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Small Cap Value Fund II (the Fund) seeks long-term capital appreciation.
Portfolio management
Christian Stadlinger, Ph.D, CFA
Co-portfolio manager
Managed Fund since 2002
Jarl Ginsberg, CFA, CAIA
Co-portfolio manager
Managed Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/01/02	-1.70	13.43	13.18	6.96
	Including sales charges		-7.36	6.93	11.85	6.33
Class C	Excluding sales charges	05/01/02	-2.03	12.58	12.34	6.17
	Including sales charges		-2.95	11.58	12.34	6.17
Class R		01/23/06	-1.84	13.14	12.89	6.70
Class R4*		11/08/12	-1.53	13.75	13.45	7.09
Class R5*		11/08/12	-1.48	13.91	13.61	7.16
Class Y*		11/08/12	-1.42	13.98	13.68	7.20
Class Z		05/01/02	-1.56	13.71	13.46	7.23
Russell 2000 Value Index			-2.02	13.47	12.51	6.46
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Small Cap Value Fund II | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Sterling Bancorp	1.6
Independent Bank Corp.	1.5
Barnes Group, Inc.	1.5
First Industrial Realty Trust, Inc.	1.5
New Jersey Resources Corp.	1.4
Community Bank System, Inc.	1.4
Sandy Spring Bancorp, Inc.	1.4
MGIC Investment Corp.	1.4
Hancock Holding Co.	1.3
Union Bankshares Corp.	1.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at August 31, 2017)
Common Stocks	98.0
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	8.3
Consumer Staples	1.1
Energy	5.0
Financials	31.5
Health Care	7.5
Industrials	13.3
Information Technology	9.3
Materials	9.0
Real Estate	8.6
Utilities	6.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Columbia Small Cap Value Fund II | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	983.00	1,018.60	6.55	6.67	1.31
Class C	1,000.00	1,000.00	979.70	1,014.82	10.28	10.46	2.06
Class R	1,000.00	1,000.00	981.60	1,017.34	7.79	7.93	1.56
Class R4	1,000.00	1,000.00	984.70	1,019.86	5.30	5.40	1.06
Class R5	1,000.00	1,000.00	985.20	1,020.67	4.50	4.58	0.90
Class Y	1,000.00	1,000.00	985.80	1,020.92	4.25	4.33	0.85
Class Z	1,000.00	1,000.00	984.40	1,019.86	5.30	5.40	1.06
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Small Cap Value Fund II | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 8.1%
Auto Components 1.5%
Cooper-Standard Holding, Inc.(a)	121,000	12,170,180
Tower International, Inc.	480,000	10,776,000
Total		22,946,180
Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.	386,000	13,201,200
Capella Education Co.	90,000	6,061,500
Total		19,262,700
Hotels, Restaurants & Leisure 1.1%
Dave & Buster’s Entertainment, Inc.(a)	80,000	4,676,800
Red Robin Gourmet Burgers, Inc.(a)	220,000	12,540,000
Total		17,216,800
Household Durables 1.1%
William Lyon Homes, Inc., Class A(a)	680,000	16,313,200
Media 0.4%
Nexstar Broadcasting Group, Inc., Class A	95,000	5,719,000
Specialty Retail 2.8%
Aaron’s, Inc.	400,000	17,708,000
American Eagle Outfitters, Inc.	605,000	7,229,750
Children’s Place, Inc. (The)	176,000	18,682,400
Total		43,620,150
Total Consumer Discretionary		125,078,030
Consumer Staples 1.1%
Food & Staples Retailing 0.6%
United Natural Foods, Inc.(a)	250,000	8,687,500
Food Products 0.5%
Hostess Brands, Inc.(a)	610,000	8,137,400
Total Consumer Staples		16,824,900
Energy 4.9%
Energy Equipment & Services 1.7%
C&J Energy Services, Inc.(a)	330,000	8,335,800
Keane Group, Inc.(a)	775,000	10,036,250
Patterson-UTI Energy, Inc.	495,400	7,911,538
Total		26,283,588
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.2%
Aegean Marine Petroleum Network, Inc.	910,000	4,595,500
Arch Coal, Inc.	190,000	15,175,300
Carrizo Oil & Gas, Inc.(a)	550,000	7,392,000
Extraction Oil & Gas, Inc.(a)	585,000	7,686,900
Oasis Petroleum, Inc.(a)	1,075,000	7,847,500
PBF Energy, Inc., Class A	300,000	7,104,000
Total		49,801,200
Total Energy		76,084,788
Financials 30.9%
Banks 18.0%
Ameris Bancorp	420,000	18,501,000
Cathay General Bancorp	410,000	14,460,700
Community Bank System, Inc.	405,000	20,841,300
Customers Bancorp, Inc.(a)	420,000	11,835,600
Hancock Holding Co.	447,000	19,645,650
Hope Bancorp, Inc.	1,033,000	16,672,620
Independent Bank Corp.	325,000	22,522,500
MB Financial, Inc.	293,000	11,652,610
Prosperity Bancshares, Inc.	215,000	12,846,250
Renasant Corp.	490,000	19,516,700
Sandy Spring Bancorp, Inc.	540,000	20,827,800
Sterling Bancorp	1,050,000	23,572,500
UMB Financial Corp.	248,000	16,645,760
Union Bankshares Corp.	625,000	19,581,250
Western Alliance Bancorp(a)	258,800	12,481,924
Wintrust Financial Corp.	230,000	16,746,300
Total		278,350,464
Capital Markets 2.6%
Evercore, Inc., Class A	100,000	7,545,000
Houlihan Lokey, Inc.	380,000	13,699,000
Moelis & Co., ADR, Class A	310,881	12,248,712
Stifel Financial Corp.	135,000	6,446,250
Total		39,938,962
Consumer Finance 2.0%
Encore Capital Group, Inc.(a)	355,000	14,324,250
SLM Corp.(a)	1,575,000	16,017,750
Total		30,342,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.1%
American Equity Investment Life Holding Co.	570,000	15,823,200
AMERISAFE, Inc.	190,000	10,222,000
Argo Group International Holdings Ltd.	270,000	16,254,000
CNO Financial Group, Inc.	515,000	11,510,250
MBIA, Inc.(a)	955,000	9,607,300
Total		63,416,750
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Blackstone Mortgage Trust, Inc.	250,000	7,837,500
Invesco Mortgage Capital, Inc.	480,000	8,150,400
Total		15,987,900
Thrifts & Mortgage Finance 3.2%
BofI Holding, Inc.(a)	450,200	11,934,802
MGIC Investment Corp.(a)	1,800,000	20,610,000
WSFS Financial Corp.	383,000	17,120,100
Total		49,664,902
Total Financials		477,700,978
Health Care 7.4%
Biotechnology 0.6%
bluebird bio, Inc.(a)	78,500	9,800,725
Health Care Equipment & Supplies 1.7%
Merit Medical Systems, Inc.(a)	417,000	17,222,100
Wright Medical Group NV(a)	290,000	8,584,000
Total		25,806,100
Health Care Providers & Services 3.3%
Almost Family, Inc.(a)	280,122	13,641,941
LHC Group, Inc.(a)	290,000	18,922,500
Molina Healthcare, Inc.(a)	148,000	9,472,000
Tenet Healthcare Corp.(a)	545,000	9,357,650
Total		51,394,091
Pharmaceuticals 1.8%
Horizon Pharma PLC(a)	840,000	11,491,200
Impax Laboratories, Inc.(a)	715,000	15,479,750
Total		26,970,950
Total Health Care		113,971,866
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.0%
Aerospace & Defense 0.5%
Curtiss-Wright Corp.	80,000	7,745,600
Airlines 1.0%
Skywest, Inc.	450,000	15,615,000
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	298,000	13,240,140
Deluxe Corp.	240,000	16,644,000
Total		29,884,140
Construction & Engineering 2.9%
EMCOR Group, Inc.	192,000	12,679,680
Granite Construction, Inc.	320,000	17,673,600
MasTec, Inc.(a)	345,000	14,076,000
Total		44,429,280
Machinery 4.7%
Barnes Group, Inc.	355,000	22,194,600
Franklin Electric Co., Inc.	124,705	4,807,378
Kennametal, Inc.	447,000	15,645,000
Navistar International Corp.(a)	423,000	14,449,680
Oshkosh Corp.	126,000	9,399,600
REV Group, Inc.	230,000	5,793,700
Total		72,289,958
Road & Rail 1.0%
Covenant Transportation Group, Inc., Class A(a)	82,020	1,969,300
Hertz Global Holdings, Inc.(a)	635,000	13,804,900
Total		15,774,200
Trading Companies & Distributors 1.0%
Triton International Ltd.	430,000	15,875,600
Total Industrials		201,613,778
Information Technology 9.1%
Communications Equipment 1.0%
Infinera Corp.(a)	470,000	3,976,200
Oclaro, Inc.(a)	1,345,000	11,311,450
Total		15,287,650

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund II | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.5%
II-VI, Inc.(a)	287,000	10,288,950
Rogers Corp.(a)	131,335	15,569,764
SYNNEX Corp.	140,000	16,745,400
TTM Technologies, Inc.(a)	765,000	10,893,600
Total		53,497,714
IT Services 0.9%
Science Applications International Corp.	200,688	14,826,830
Semiconductors & Semiconductor Equipment 2.9%
Brooks Automation, Inc.	274,000	7,143,180
Cohu, Inc.	355,000	6,659,800
Cypress Semiconductor Corp.	470,000	6,434,300
Entegris, Inc.(a)	291,000	7,405,950
Ichor Holdings Ltd.(a)	263,000	6,017,440
Kulicke & Soffa Industries, Inc.(a)	575,000	10,942,250
Total		44,602,920
Software 0.5%
Ebix, Inc.	125,000	7,212,500
Technology Hardware, Storage & Peripherals 0.3%
Electronics for Imaging, Inc.(a)	145,000	5,156,200
Total Information Technology		140,583,814
Materials 8.8%
Chemicals 2.5%
Olin Corp.	520,000	16,759,600
Orion Engineered Carbons SA	588,644	12,655,846
Platform Specialty Products Corp.(a)	785,515	9,174,815
Total		38,590,261
Construction Materials 0.9%
US Concrete, Inc.(a)	175,000	14,008,750
Metals & Mining 3.5%
AK Steel Holding Corp.(a)	1,920,000	10,752,000
Allegheny Technologies, Inc.	450,000	9,373,500
Carpenter Technology Corp.	410,000	16,617,300
Cleveland-Cliffs, Inc.(a)	865,000	7,231,400
Materion Corp.	262,000	10,008,400
Total		53,982,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.9%
KapStone Paper and Packaging Corp.	640,000	14,316,800
Neenah Paper, Inc.	200,000	15,450,000
Total		29,766,800
Total Materials		136,348,411
Real Estate 8.4%
Equity Real Estate Investment Trusts (REITS) 8.4%
American Assets Trust, Inc.	395,000	16,044,900
Brandywine Realty Trust	510,000	8,761,800
Chesapeake Lodging Trust	440,000	11,259,600
First Industrial Realty Trust, Inc.	715,000	22,150,700
Highwoods Properties, Inc.	93,000	4,857,390
Hudson Pacific Properties, Inc.	400,000	13,200,000
LaSalle Hotel Properties	460,000	13,054,800
Mack-Cali Realty Corp.	480,000	10,987,200
PS Business Parks, Inc.	120,000	16,213,200
Sunstone Hotel Investors, Inc.	820,000	12,956,000
Total		129,485,590
Total Real Estate		129,485,590
Utilities 6.3%
Electric Utilities 0.8%
PNM Resources, Inc.	305,000	12,932,000
Gas Utilities 4.4%
New Jersey Resources Corp.	500,000	21,825,000
ONE Gas, Inc.	205,000	15,424,200
South Jersey Industries, Inc.	535,000	19,195,800
Southwest Gas Corp.	152,000	12,087,040
Total		68,532,040
Multi-Utilities 1.1%
Black Hills Corp.	230,000	16,187,400
Total Utilities		97,651,440
Total Common Stocks (Cost $1,117,402,038)		1,515,343,595

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(c)	30,139,136	30,139,136
Total Money Market Funds (Cost $30,136,122)		30,139,136
Total Investments (Cost: $1,147,538,160)		1,545,482,731
Other Assets & Liabilities, Net		1,023,581
Net Assets		1,546,506,312
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	46,400,149	254,713,504	(270,974,517)	30,139,136	(4,528)	3,014	235,027	30,139,136
Neff Corp. Class A*	610,000	95,000	(705,000)	—	3,784,475	(366,000)	—	—
Total	47,010,149	254,808,504	(271,679,517)	30,139,136	3,779,947	(362,986)	235,027	30,139,136

*	Issuer was not an affiliate for the entire period ended August 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund II | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	125,078,030	—	—	—	125,078,030
Consumer Staples	16,824,900	—	—	—	16,824,900
Energy	76,084,788	—	—	—	76,084,788
Financials	477,700,978	—	—	—	477,700,978
Health Care	113,971,866	—	—	—	113,971,866
Industrials	201,613,778	—	—	—	201,613,778
Information Technology	140,583,814	—	—	—	140,583,814
Materials	136,348,411	—	—	—	136,348,411
Real Estate	129,485,590	—	—	—	129,485,590
Utilities	97,651,440	—	—	—	97,651,440
Total Common Stocks	1,515,343,595	—	—	—	1,515,343,595
Money Market Funds	—	—	—	30,139,136	30,139,136
Total Investments	1,515,343,595	—	—	30,139,136	1,545,482,731
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2017	9

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,117,402,038
Investments in affiliated issuers, at cost	30,136,122
Investments in unaffiliated issuers, at value	1,515,343,595
Investments in affiliated issuers, at value	30,139,136
Receivable for:
Investments sold	3,247,163
Capital shares sold	934,016
Dividends	1,563,548
Expense reimbursement due from Investment Manager	1,913
Prepaid expenses	7,773
Total assets	1,551,237,144
Liabilities
Payable for:
Investments purchased	1,952,727
Capital shares purchased	2,138,229
Management services fees	34,380
Distribution and/or service fees	1,529
Transfer agent fees	409,692
Compensation of board members	130,288
Compensation of chief compliance officer	199
Other expenses	63,788
Total liabilities	4,730,832
Net assets applicable to outstanding capital stock	$1,546,506,312
Represented by
Paid in capital	1,067,852,111
Undistributed net investment income	3,392,286
Accumulated net realized gain	77,317,344
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	397,941,557
Investments - affiliated issuers	3,014
Total - representing net assets applicable to outstanding capital stock	$1,546,506,312
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund II | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$169,850,676
Shares outstanding	10,115,132
Net asset value per share	$16.79
Maximum offering price per share(a)	$17.81
Class C
Net assets	$9,045,601
Shares outstanding	607,550
Net asset value per share	$14.89
Class R
Net assets	$9,428,426
Shares outstanding	570,321
Net asset value per share	$16.53
Class R4
Net assets	$70,482,206
Shares outstanding	4,049,255
Net asset value per share	$17.41
Class R5
Net assets	$74,676,456
Shares outstanding	4,281,214
Net asset value per share	$17.44
Class Y
Net assets	$255,820,247
Shares outstanding	14,621,135
Net asset value per share	$17.50
Class Z
Net assets	$957,202,700
Shares outstanding	56,144,440
Net asset value per share	$17.05

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2017	11

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$11,449,296
Dividends — affiliated issuers	235,027
Foreign taxes withheld	(30,391)
Total income	11,653,932
Expenses:
Management services fees	6,603,099
Distribution and/or service fees
Class A	228,745
Class B(a)	194
Class C	52,345
Class R	26,101
Transfer agent fees
Class A	215,204
Class B(a)	48
Class C	12,316
Class R	12,277
Class R4	85,710
Class R5	22,192
Class Y	11,549
Class Z	1,230,200
Compensation of board members	26,527
Custodian fees	7,451
Printing and postage fees	64,229
Registration fees	64,744
Audit fees	14,816
Legal fees	10,583
Compensation of chief compliance officer	167
Other	18,064
Total expenses	8,706,561
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(114,855)
Expense reduction	(20)
Total net expenses	8,591,686
Net investment income	3,062,246
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	77,609,803
Investments — affiliated issuers	3,779,947
Net realized gain	81,389,750
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(110,292,635)
Investments — affiliated issuers	(362,986)
Net change in unrealized appreciation (depreciation)	(110,655,621)
Net realized and unrealized loss	(29,265,871)
Net decrease in net assets resulting from operations	$(26,203,625)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund II | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment income	$3,062,246	$4,543,564
Net realized gain	81,389,750	162,076,493
Net change in unrealized appreciation (depreciation)	(110,655,621)	308,176,033
Net increase (decrease) in net assets resulting from operations	(26,203,625)	474,796,090
Distributions to shareholders
Net investment income
Class A	—	(361,135)
Class B(a)	—	(9)
Class C	—	(2,171)
Class I(b)	—	(15)
Class R	—	(8,961)
Class R4	—	(226,587)
Class R5	—	(202,395)
Class Y	—	(988,201)
Class Z	—	(4,692,281)
Net realized gains
Class A	(9,249,683)	(10,021,845)
Class B(a)	(1,218)	(6,632)
Class C	(570,559)	(687,953)
Class I(b)	—	(124)
Class R	(538,396)	(518,007)
Class R4	(3,623,558)	(2,985,993)
Class R5	(3,822,749)	(2,142,151)
Class Y	(10,738,134)	(8,858,432)
Class Z	(52,575,503)	(57,345,335)
Total distributions to shareholders	(81,119,800)	(89,048,227)
Decrease in net assets from capital stock activity	(21,716,912)	(115,791,531)
Total increase (decrease) in net assets	(129,040,337)	269,956,332
Net assets at beginning of period	1,675,546,649	1,405,590,317
Net assets at end of period	$1,546,506,312	$1,675,546,649
Undistributed net investment income	$3,392,286	$330,040

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	628,281	10,942,139	2,080,744	34,289,588
Distributions reinvested	519,224	8,733,347	579,710	9,846,626
Redemptions	(2,230,082)	(38,921,421)	(5,479,285)	(87,889,064)
Net decrease	(1,082,577)	(19,245,935)	(2,818,831)	(43,752,850)
Class B(a)
Subscriptions	2	33	6,193	90,930
Distributions reinvested	70	1,047	418	6,468
Redemptions (b)	(8,222)	(126,904)	(8,215)	(115,125)
Net decrease	(8,150)	(125,824)	(1,604)	(17,727)
Class C
Subscriptions	5,646	85,934	16,553	247,150
Distributions reinvested	34,575	516,547	37,123	567,353
Redemptions	(171,961)	(2,671,086)	(202,454)	(2,993,686)
Net decrease	(131,740)	(2,068,605)	(148,778)	(2,179,183)
Class I(c)
Redemptions	(140)	(2,496)	—	—
Net decrease	(140)	(2,496)	—	—
Class R
Subscriptions	42,576	731,499	146,469	2,429,875
Distributions reinvested	31,718	525,563	30,645	513,580
Redemptions	(125,516)	(2,122,725)	(282,065)	(4,443,722)
Net decrease	(51,222)	(865,663)	(104,951)	(1,500,267)
Class R4
Subscriptions	858,832	15,754,417	2,540,443	41,716,723
Distributions reinvested	190,173	3,314,713	168,945	2,973,697
Redemptions	(745,549)	(13,350,585)	(788,398)	(13,489,843)
Net increase	303,456	5,718,545	1,920,990	31,200,577
Class R5
Subscriptions	439,275	7,960,779	3,310,842	57,915,194
Distributions reinvested	218,936	3,822,628	132,156	2,344,417
Redemptions	(581,020)	(10,432,682)	(567,401)	(9,818,925)
Net increase	77,191	1,350,725	2,875,597	50,440,686
Class Y(c)
Subscriptions	4,670,585	82,121,104	3,784,140	64,344,488
Distributions reinvested	597,465	10,461,612	539,285	9,520,524
Redemptions	(1,555,290)	(28,064,380)	(2,558,147)	(43,185,465)
Net increase	3,712,760	64,518,336	1,765,278	30,679,547
Class Z
Subscriptions	3,824,932	67,450,390	14,694,074	240,193,242
Distributions reinvested	2,509,038	42,829,286	2,949,229	50,628,918
Redemptions	(10,416,479)	(181,275,671)	(28,158,966)	(471,484,474)
Net decrease	(4,082,509)	(70,995,995)	(10,515,663)	(180,662,314)
Total net decrease	(1,262,931)	(21,716,912)	(7,027,962)	(115,791,531)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund II | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Small Cap Value Fund II | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
8/31/2017 (c)	$18.01	0.01	(0.31)	(0.30)	—	(0.92)
2/28/2017	$14.07	0.01	4.85	4.86	(0.03)	(0.89)
2/29/2016	$17.60	0.02	(1.65)	(1.63)	—	(1.90)
2/28/2015	$18.61	0.02	0.71	0.73	(0.04)	(1.70)
2/28/2014	$16.07	0.03	4.59	4.62	(0.05)	(2.03)
2/28/2013	$14.44	0.11	1.96	2.07	(0.12)	(0.32)
Class C
8/31/2017 (c)	$16.13	(0.05)	(0.27)	(0.32)	—	(0.92)
2/28/2017	$12.75	(0.10)	4.37	4.27	(0.00) (f)	(0.89)
2/29/2016	$16.25	(0.09)	(1.51)	(1.60)	—	(1.90)
2/28/2015	$17.40	(0.11)	0.66	0.55	—	(1.70)
2/28/2014	$15.20	(0.10)	4.33	4.23	—	(2.03)
2/28/2013	$13.69	(0.00) (f)	1.86	1.86	(0.03)	(0.32)
Class R
8/31/2017 (c)	$17.77	(0.01)	(0.31)	(0.32)	—	(0.92)
2/28/2017	$13.91	(0.03)	4.79	4.76	(0.01)	(0.89)
2/29/2016	$17.47	(0.02)	(1.64)	(1.66)	—	(1.90)
2/28/2015	$18.49	(0.02)	0.70	0.68	—	(1.70)
2/28/2014	$15.98	(0.01)	4.56	4.55	(0.01)	(2.03)
2/28/2013	$14.36	0.07	1.96	2.03	(0.09)	(0.32)
Class R4
8/31/2017 (c)	$18.61	0.03	(0.31)	(0.28)	—	(0.92)
2/28/2017	$14.52	0.05	5.00	5.05	(0.07)	(0.89)
2/29/2016	$18.08	0.07	(1.70)	(1.63)	(0.03)	(1.90)
2/28/2015	$19.06	0.05	0.75	0.80	(0.08)	(1.70)
2/28/2014	$16.42	0.07	4.69	4.76	(0.09)	(2.03)
2/28/2013 (g)	$14.41	0.08	2.40	2.48	(0.15)	(0.32)
Class R5
8/31/2017 (c)	$18.63	0.05	(0.32)	(0.27)	—	(0.92)
2/28/2017	$14.53	0.07	5.01	5.08	(0.09)	(0.89)
2/29/2016	$18.09	0.10	(1.71)	(1.61)	(0.05)	(1.90)
2/28/2015	$19.07	0.09	0.73	0.82	(0.10)	(1.70)
2/28/2014	$16.42	0.09	4.71	4.80	(0.12)	(2.03)
2/28/2013 (h)	$14.41	0.09	2.39	2.48	(0.15)	(0.32)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund II | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.92)	$16.79	(1.70%)	1.33% (d)	1.31% (d),(e)	0.13% (d)	29%	$169,851
(0.92)	$18.01	34.98%	1.30%	1.30% (e)	0.06%	58%	$201,649
(1.90)	$14.07	(10.48%)	1.30%	1.30% (e)	0.15%	57%	$197,263
(1.74)	$17.60	4.10%	1.30%	1.30% (e)	0.11%	38%	$263,946
(2.08)	$18.61	29.93%	1.29%	1.29% (e)	0.17%	36%	$299,725
(0.44)	$16.07	14.70%	1.33%	1.31% (e)	0.76%	42%	$257,083

(0.92)	$14.89	(2.03%)	2.08% (d)	2.06% (d),(e)	(0.62%) (d)	29%	$9,046
(0.89)	$16.13	33.93%	2.04%	2.04% (e)	(0.70%)	58%	$11,926
(1.90)	$12.75	(11.18%)	2.05%	2.05% (e)	(0.60%)	57%	$11,325
(1.70)	$16.25	3.34%	2.05%	2.05% (e)	(0.64%)	38%	$14,949
(2.03)	$17.40	29.02%	2.04%	2.04% (e)	(0.58%)	36%	$17,203
(0.35)	$15.20	13.87%	2.08%	2.06% (e)	(0.00%) (f)	42%	$16,190

(0.92)	$16.53	(1.84%)	1.58% (d)	1.56% (d),(e)	(0.12%) (d)	29%	$9,428
(0.90)	$17.77	34.67%	1.55%	1.55% (e)	(0.19%)	58%	$11,042
(1.90)	$13.91	(10.73%)	1.55%	1.55% (e)	(0.10%)	57%	$10,109
(1.70)	$17.47	3.86%	1.55%	1.55% (e)	(0.14%)	38%	$14,594
(2.04)	$18.49	29.61%	1.54%	1.54% (e)	(0.08%)	36%	$17,582
(0.41)	$15.98	14.47%	1.58%	1.56% (e)	0.50%	42%	$15,421

(0.92)	$17.41	(1.53%)	1.08% (d)	1.06% (d),(e)	0.38% (d)	29%	$70,482
(0.96)	$18.61	35.21%	1.05%	1.05% (e)	0.28%	58%	$69,709
(1.93)	$14.52	(10.22%)	1.05%	1.05% (e)	0.41%	57%	$26,487
(1.78)	$18.08	4.39%	1.05%	1.05% (e)	0.28%	38%	$30,000
(2.12)	$19.06	30.18%	1.05%	1.05% (e)	0.38%	36%	$14,479
(0.47)	$16.42	17.60%	1.11% (d)	1.06% (d)	1.73% (d)	42%	$3

(0.92)	$17.44	(1.48%)	0.90% (d)	0.90% (d)	0.55% (d)	29%	$74,676
(0.98)	$18.63	35.42%	0.90%	0.90%	0.39%	58%	$78,330
(1.95)	$14.53	(10.10%)	0.89%	0.89%	0.59%	57%	$19,298
(1.80)	$18.09	4.51%	0.89%	0.89%	0.49%	38%	$14,349
(2.15)	$19.07	30.43%	0.89%	0.89%	0.51%	36%	$15,640
(0.47)	$16.42	17.63%	0.92% (d)	0.92% (d)	1.87% (d)	42%	$3
Columbia Small Cap Value Fund II | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
8/31/2017 (c)	$18.68	0.05	(0.31)	(0.26)	—	(0.92)
2/28/2017	$14.56	0.08	5.03	5.11	(0.10)	(0.89)
2/29/2016	$18.12	0.11	(1.71)	(1.60)	(0.06)	(1.90)
2/28/2015	$19.10	0.10	0.72	0.82	(0.10)	(1.70)
2/28/2014	$16.44	0.10	4.72	4.82	(0.13)	(2.03)
2/28/2013 (i)	$14.43	0.09	2.40	2.49	(0.16)	(0.32)
Class Z
8/31/2017 (c)	$18.25	0.03	(0.31)	(0.28)	—	(0.92)
2/28/2017	$14.25	0.05	4.91	4.96	(0.07)	(0.89)
2/29/2016	$17.78	0.07	(1.67)	(1.60)	(0.03)	(1.90)
2/28/2015	$18.77	0.06	0.72	0.78	(0.07)	(1.70)
2/28/2014	$16.19	0.07	4.64	4.71	(0.10)	(2.03)
2/28/2013	$14.54	0.15	1.97	2.12	(0.15)	(0.32)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund II | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.92)	$17.50	(1.42%)	0.86% (d)	0.85% (d)	0.59% (d)	29%	$255,820
(0.99)	$18.68	35.55%	0.84%	0.84%	0.50%	58%	$203,778
(1.96)	$14.56	(10.05%)	0.84%	0.84%	0.62%	57%	$133,139
(1.80)	$18.12	4.53%	0.85%	0.85%	0.56%	38%	$112,949
(2.16)	$19.10	30.52%	0.84%	0.84%	0.53%	36%	$27,955
(0.48)	$16.44	17.66%	0.87% (d)	0.87% (d)	1.92% (d)	42%	$3

(0.92)	$17.05	(1.56%)	1.08% (d)	1.06% (d),(e)	0.38% (d)	29%	$957,203
(0.96)	$18.25	35.26%	1.05%	1.05% (e)	0.31%	58%	$1,098,979
(1.93)	$14.25	(10.22%)	1.05%	1.05% (e)	0.40%	57%	$1,007,843
(1.77)	$17.78	4.39%	1.05%	1.05% (e)	0.36%	38%	$1,273,117
(2.13)	$18.77	30.26%	1.04%	1.04% (e)	0.42%	36%	$1,438,322
(0.47)	$16.19	15.02%	1.08%	1.06% (e)	1.01%	42%	$1,140,319
Columbia Small Cap Value Fund II | Semiannual Report 2017	19

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
The Fund is closed to new investors and new accounts, subject to certain limited exceptions.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
20	Columbia Small Cap Value Fund II | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Small Cap Value Fund II | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22	Columbia Small Cap Value Fund II | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.82% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $1,816.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Small Cap Value Fund II | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.24
Class B	0.10 (a)
Class C	0.24
Class R	0.24
Class R4	0.24
Class R5	0.06
Class Y	0.01
Class Z	0.24

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
24	Columbia Small Cap Value Fund II | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class A	4,489
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through June 30, 2018	Prior to July 1, 2017
Class A	1.27	1.39
Class C	2.02	2.14
Class R	1.52	1.64
Class R4	1.02	1.14
Class R5	0.905	1.05
Class Y	0.855	1.00
Class Z	1.02	1.14
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,147,538,000	440,391,000	(42,446,000)	397,945,000
Columbia Small Cap Value Fund II | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $447,489,856 and $530,012,467, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
26	Columbia Small Cap Value Fund II | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Shareholder concentration risk
At August 31, 2017, three unaffiliated shareholders of record owned 52.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Small Cap Value Fund II | Semiannual Report 2017	27

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
28	Columbia Small Cap Value Fund II | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Small Cap Value Fund II | Semiannual Report 2017	29

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
30	Columbia Small Cap Value Fund II | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Small Cap Value Fund II | Semiannual Report 2017	31

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Value Fund II
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR230_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Overseas Value Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Overseas Value Fund   |  Semiannual Report 2017

Columbia Overseas Value Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Overseas Value Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Fred Copper, CFA
Co-portfolio manager
Managed Fund since 2008
Daisuke Nomoto, CMA (SAAJ)
Co-portfolio manager
Managed Fund since 2013
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A*	Excluding sales charges	02/28/13	16.31	24.68	9.79	2.29
	Including sales charges		9.62	17.56	8.50	1.65
Class C*	Excluding sales charges	02/28/13	15.92	23.70	8.96	1.52
	Including sales charges		14.92	22.70	8.96	1.52
Class K*		02/28/13	16.43	24.87	9.95	2.35
Class R*		03/01/16	16.21	24.36	9.55	2.23
Class R4*		07/01/15	16.49	24.84	10.07	2.71
Class R5*		07/01/15	16.63	25.08	10.15	2.75
Class T*	Excluding sales charges	03/31/11	16.22	24.59	9.77	2.50
	Including sales charges		13.29	21.43	9.21	2.22
Class Y*		07/01/15	16.61	25.23	10.19	2.77
Class Z		03/31/08	16.41	24.89	10.06	2.70
MSCI EAFE Value Index (Net)			10.62	20.03	7.85	1.64
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to- price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Overseas Value Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Royal Dutch Shell PLC, Class B (United Kingdom)	4.3
Allianz SE, Registered Shares (Germany)	3.0
Novartis AG, Registered Shares (Switzerland)	2.5
BNP Paribas SA (France)	2.5
AXA SA (France)	2.5
ING Groep NV (Netherlands)	2.3
HSBC Holdings PLC (United Kingdom)	2.0
Nippon Telegraph & Telephone Corp. (Japan)	2.0
ITOCHU Corp. (Japan)	1.7
ORIX Corp. (Japan)	1.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	13.6
Consumer Staples	3.8
Energy	10.6
Financials	34.1
Health Care	8.9
Industrials	9.2
Information Technology	3.3
Materials	10.3
Real Estate	1.9
Telecommunication Services	2.9
Utilities	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2017)
Argentina	0.6
Australia	3.0
Belgium	1.1
Canada	1.6
China	1.7
Denmark	1.3
Finland	1.7
France	12.2
Germany	5.4
Ireland	1.8
Israel	2.4
Italy	1.3
Japan	21.9
Netherlands	3.9
Norway	1.9
Portugal	0.0 (a)
Russian Federation	1.1
Singapore	2.3
South Korea	2.0
Spain	4.8
Sweden	2.2
Switzerland	4.3
Thailand	0.7
United Kingdom	16.0
United States(b)	4.8
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Overseas Value Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,163.10	1,018.15	7.63	7.12	1.40
Class C	1,000.00	1,000.00	1,159.20	1,014.37	11.70	10.92	2.15
Class K	1,000.00	1,000.00	1,164.30	1,018.95	6.76	6.31	1.24
Class R	1,000.00	1,000.00	1,162.10	1,016.89	8.99	8.39	1.65
Class R4	1,000.00	1,000.00	1,164.90	1,019.41	6.28	5.85	1.15
Class R5	1,000.00	1,000.00	1,166.30	1,020.21	5.41	5.04	0.99
Class T (formerly Class W)	1,000.00	1,000.00	1,162.20	1,018.10	7.68	7.17	1.41
Class Y	1,000.00	1,000.00	1,166.10	1,020.47	5.13	4.79	0.94
Class Z	1,000.00	1,000.00	1,164.10	1,019.41	6.27	5.85	1.15
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Overseas Value Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Argentina 0.6%
Banco Macro SA, ADR	49,600	5,148,976
Australia 3.0%
Fortescue Metals Group Ltd.	1,745,636	8,399,129
Macquarie Group Ltd.	92,667	6,413,280
National Australia Bank Ltd.	374,787	9,010,705
Total		23,823,114
Belgium 1.1%
KBC Group NV	111,704	9,179,478
Canada 1.6%
Cott Corp.	448,039	6,806,246
Yamana Gold, Inc.	2,133,053	6,313,837
Total		13,120,083
China 1.7%
Tencent Holdings Ltd.	141,900	5,971,106
WH Group Ltd.	7,027,500	7,365,846
Total		13,336,952
Denmark 1.3%
Novo Nordisk A/S, Class B	226,024	10,781,396
Finland 1.7%
UPM-Kymmene OYJ	510,482	13,284,402
France 12.2%
Aperam SA	169,313	8,936,108
AXA SA	675,968	19,614,723
BNP Paribas SA	260,205	19,796,840
Capgemini SE	76,148	8,442,275
Casino Guichard Perrachon SA	99,185	5,639,845
CNP Assurances	204,312	4,742,855
Sanofi	128,802	12,521,126
Total SA	173,872	8,992,509
VINCI SA	108,307	9,973,056
Total		98,659,337
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 5.4%
Allianz SE, Registered Shares	110,036	23,545,890
BASF SE	45,966	4,452,587
Continental AG	27,401	6,183,034
Covestro AG	121,118	9,517,652
Total		43,699,163
Ireland 1.8%
Amarin Corp. PLC, ADR(a)	214,691	727,802
Bank of Ireland Group PLC(a)	602,546	5,021,109
Smurfit Kappa Group PLC	293,520	8,950,421
Total		14,699,332
Israel 2.4%
Bank Hapoalim BM	1,827,997	12,307,357
Bezeq Israeli Telecommunication Corp., Ltd. (The)	4,719,493	6,952,825
Total		19,260,182
Italy 1.3%
Esprinet SpA	471,472	3,491,063
Intesa Sanpaolo SpA	2,015,694	6,805,221
Total		10,296,284
Japan 21.9%
CYBERDYNE, Inc.(a)	101,000	1,330,074
Dai-ichi Life Holdings, Inc.	735,400	11,760,016
Daito Trust Construction Co., Ltd.	14,600	2,586,995
Hitachi Capital Corp.	399,100	9,285,542
Hoya Corp.	118,200	6,773,923
Invincible Investment Corp.	8,183	3,494,718
ITOCHU Corp.	851,600	13,906,276
Koito Manufacturing Co., Ltd.	134,400	8,377,597
Matsumotokiyoshi Holdings Co., Ltd.	118,700	8,081,808
Mitsubishi UFJ Financial Group, Inc.	748,331	4,559,995
Mitsui Chemicals, Inc.	2,014,000	12,063,108
Nihon M&A Center, Inc.	240,500	11,168,019
Nippon Telegraph & Telephone Corp.	315,400	15,701,995
ORIX Corp.	837,100	13,416,115
Shinmaywa Industries Ltd.	1,227,100	10,647,226
Sony Corp.	157,200	6,220,142
Starts Corp., Inc.	288,900	7,214,975
Subaru Corp.	92,300	3,226,049

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Mitsui Financial Group, Inc.	175,900	6,549,335
Takuma Co., Ltd.	611,245	6,937,746
Toyota Motor Corp.	229,800	12,938,701
Total		176,240,355
Netherlands 3.9%
ASR Nederland NV	282,948	10,965,684
ING Groep NV	1,027,202	18,220,217
Koninklijke Ahold Delhaize NV	113,791	2,045,485
Total		31,231,386
Norway 1.9%
BW LPG Ltd.	1,712,070	7,037,673
Kongsberg Automotive ASA(a)	4,505,005	4,616,527
Tanker Investments Ltd.(a)	789,436	3,592,069
Total		15,246,269
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	3,582,817	127,955
Russian Federation 1.1%
Sberbank of Russia PJSC, ADR	644,686	8,799,964
Singapore 2.3%
Broadcom Ltd.	33,090	8,340,996
DBS Group Holdings Ltd.	693,300	10,562,915
Total		18,903,911
South Korea 2.0%
GS Home Shopping, Inc.	16,364	3,202,482
Hyundai Home Shopping Network Corp.	35,998	4,394,321
Youngone Corp.	282,172	8,466,056
Total		16,062,859
Spain 4.8%
ACS Actividades de Construccion y Servicios SA	333,859	12,622,779
Banco Santander SA	872,019	5,666,964
Endesa SA	444,165	10,715,251
Tecnicas Reunidas SA	271,747	9,436,536
Total		38,441,530
Sweden 2.2%
Granges AB	789,059	8,763,736
Hemfosa Fastigheter AB	734,970	9,037,104
Total		17,800,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 4.3%
Autoneum Holding AG	34,552	8,787,980
Novartis AG, Registered Shares	238,058	20,083,312
UBS AG	327,742	5,399,993
Total		34,271,285
Thailand 0.7%
PTT PCL, Foreign Registered Shares	487,600	5,865,364
United Kingdom 16.0%
BP PLC	678,252	3,904,179
Crest Nicholson Holdings PLC	1,018,993	7,168,073
DCC PLC	77,934	7,099,705
Greene King PLC	470,139	4,191,726
HSBC Holdings PLC	1,624,999	15,770,161
Inchcape PLC	894,139	9,625,463
John Wood Group PLC	1,308,839	9,579,327
Legal & General Group PLC	3,909,787	13,155,057
Liberty Global PLC, Class C(a)	373,224	12,327,589
Royal Dutch Shell PLC, Class B	1,233,778	34,468,599
Tullett Prebon PLC, Registered Shares	1,826,853	11,660,336
Total		128,950,215
United States 2.2%
ACADIA Pharmaceuticals, Inc.(a)	38,003	1,353,287
Aerie Pharmaceuticals, Inc.(a)	20,952	1,201,597
Alexion Pharmaceuticals, Inc.(a)	18,051	2,570,643
BioMarin Pharmaceutical, Inc.(a)	9,850	888,372
bluebird bio, Inc.(a)	10,412	1,299,938
Flex Pharma, Inc.(a)	216,716	851,694
Insmed, Inc.(a)	93,496	1,161,220
PTC Therapeutics, Inc.(a)	57,962	1,202,711
Puma Biotechnology, Inc.(a)	13,332	1,233,210
Quotient Ltd.(a)	602,973	2,327,476
Spark Therapeutics, Inc.(a)	15,569	1,281,796
TESARO, Inc.(a)	12,243	1,581,061
Vertex Pharmaceuticals, Inc.(a)	7,096	1,139,192
Total		18,092,197
Total Common Stocks (Cost $749,363,076)		785,322,829

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Overseas Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Exchange-Traded Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI EAFE ETF	181,342	12,131,780
Total Exchange-Traded Funds (Cost $11,651,224)		12,131,780

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 1.146%(d),(e)	8,798,857	8,798,857
Total Money Market Funds (Cost $8,798,857)		8,798,857
Total Investments (Cost $769,813,157)		806,253,466
Other Assets & Liabilities, Net		135,040
Net Assets		$806,388,506
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,982,000 CAD	15,138,465 USD	Morgan Stanley	10/17/2017	—	(69,107)
19,969,000 DKK	3,182,788 USD	Morgan Stanley	10/17/2017	—	(21,350)
60,146,000 ILS	16,682,477 USD	Morgan Stanley	10/17/2017	—	(126,287)
19,766,859,000 KRW	17,544,030 USD	Morgan Stanley	10/17/2017	—	(40,884)
87,601,000 NOK	11,153,705 USD	Morgan Stanley	10/17/2017	—	(148,475)
212,117,000 THB	6,359,186 USD	Morgan Stanley	10/17/2017	—	(30,785)
27,875,439 USD	35,268,000 AUD	Morgan Stanley	10/17/2017	146,111	—
26,161,298 USD	25,169,000 CHF	Morgan Stanley	10/17/2017	158,699	—
3,226,778 USD	2,707,000 EUR	Morgan Stanley	10/17/2017	3,155	—
33,411,346 USD	26,043,000 GBP	Morgan Stanley	10/17/2017	313,970	—
1,593,262 USD	2,205,000 NZD	Morgan Stanley	10/17/2017	—	(11,334)
7,981,193 USD	64,065,000 SEK	Morgan Stanley	10/17/2017	101,038	—
3,183,643 USD	4,328,000 SGD	Morgan Stanley	10/17/2017	9,233	—
Total				732,206	(448,222)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $127,955, which represents less than 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	1,123,018	110,701,938	(103,026,099)	8,798,857	(59)	0	16,321	8,798,857
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Overseas Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	5,148,976	—	—	—	5,148,976
Australia	—	23,823,114	—	—	23,823,114
Belgium	—	9,179,478	—	—	9,179,478
Canada	13,120,083	—	—	—	13,120,083
China	—	13,336,952	—	—	13,336,952
Denmark	—	10,781,396	—	—	10,781,396
Finland	—	13,284,402	—	—	13,284,402
France	—	98,659,337	—	—	98,659,337
Germany	—	43,699,163	—	—	43,699,163
Ireland	727,802	13,971,530	—	—	14,699,332
Israel	—	19,260,182	—	—	19,260,182
Italy	—	10,296,284	—	—	10,296,284
Japan	—	176,240,355	—	—	176,240,355
Netherlands	—	31,231,386	—	—	31,231,386
Norway	—	15,246,269	—	—	15,246,269
Portugal	—	—	127,955	—	127,955
Russian Federation	—	8,799,964	—	—	8,799,964
Singapore	8,340,996	10,562,915	—	—	18,903,911
South Korea	—	16,062,859	—	—	16,062,859
Spain	—	38,441,530	—	—	38,441,530
Sweden	—	17,800,840	—	—	17,800,840
Switzerland	—	34,271,285	—	—	34,271,285
Thailand	—	5,865,364	—	—	5,865,364
United Kingdom	12,327,589	116,622,626	—	—	128,950,215
United States	18,092,197	—	—	—	18,092,197
Total Common Stocks	57,757,643	727,437,231	127,955	—	785,322,829
Exchange-Traded Funds	12,131,780	—	—	—	12,131,780
Money Market Funds	—	—	—	8,798,857	8,798,857
Total Investments	69,889,423	727,437,231	127,955	8,798,857	806,253,466
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	732,206	—	—	732,206
Liability
Forward Foreign Currency Exchange Contracts	—	(448,222)	—	—	(448,222)
Total	69,889,423	727,721,215	127,955	8,798,857	806,537,450
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Overseas Value Fund | Semiannual Report 2017

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$761,014,300
Investments in affiliated issuers, at cost	8,798,857
Investments in unaffiliated issuers, at value	797,454,609
Investments in affiliated issuers, at value	8,798,857
Cash collateral held at broker for:
Forward foreign currency exchange contracts	60,000
Unrealized appreciation on forward foreign currency exchange contracts	732,206
Receivable for:
Investments sold	43,290
Capital shares sold	1,666,161
Dividends	1,651,341
Foreign tax reclaims	1,363,609
Prepaid expenses	5,025
Other assets	10,713
Total assets	811,785,811
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	448,222
Payable for:
Investments purchased	4,157,987
Capital shares purchased	404,238
Foreign capital gains taxes deferred	3,568
Management services fees	18,573
Distribution and/or service fees	2,449
Transfer agent fees	104,880
Plan administration fees	32
Compensation of board members	201,101
Compensation of chief compliance officer	91
Other expenses	56,164
Total liabilities	5,397,305
Net assets applicable to outstanding capital stock	$806,388,506
Represented by
Paid in capital	1,027,890,792
Undistributed net investment income	8,129,787
Accumulated net realized loss	(266,377,359)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	36,440,309
Foreign currency translations	24,561
Forward foreign currency exchange contracts	283,984
Foreign capital gains tax	(3,568)
Total - representing net assets applicable to outstanding capital stock	$806,388,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$274,728,459
Shares outstanding	27,729,299
Net asset value per share	$9.91
Maximum offering price per share(a)	$10.51
Class C
Net assets	$21,137,676
Shares outstanding	2,149,547
Net asset value per share	$9.83
Class K
Net assets	$135,585
Shares outstanding	13,662
Net asset value per share	$9.92
Class R
Net assets	$1,245,770
Shares outstanding	128,751
Net asset value per share	$9.68
Class R4
Net assets	$32,664,003
Shares outstanding	3,302,026
Net asset value per share	$9.89
Class R5
Net assets	$35,934,441
Shares outstanding	3,633,176
Net asset value per share	$9.89
Class T(b)
Net assets	$1,295,843
Shares outstanding	130,975
Net asset value per share	$9.89
Maximum offering price per share(c)	$10.14
Class Y
Net assets	$294,853,240
Shares outstanding	29,776,121
Net asset value per share	$9.90
Class Z
Net assets	$144,393,489
Shares outstanding	14,541,716
Net asset value per share	$9.93

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Overseas Value Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,581,330
Dividends — affiliated issuers	16,321
Foreign taxes withheld	(1,677,128)
Total income	14,920,523
Expenses:
Management services fees	3,196,682
Distribution and/or service fees
Class A	316,343
Class B(a)	3,376
Class C	102,946
Class R	2,475
Class T(b)	4,484
Transfer agent fees
Class A	279,130
Class B(a)	801
Class C	22,910
Class I(c)	1,895
Class K	40
Class R	1,088
Class R4	30,697
Class R5	9,773
Class T(b)	4,606
Class Y	12,797
Class Z	123,612
Plan administration fees
Class K	162
Compensation of board members	24,608
Custodian fees	71,849
Printing and postage fees	43,812
Registration fees	73,420
Audit fees	44,532
Legal fees	6,697
Line of credit interest expense	609
Compensation of chief compliance officer	67
Other	28,639
Total expenses	4,408,050
Expense reduction	(489)
Total net expenses	4,407,561
Net investment income	10,512,962
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,557,661
Investments — affiliated issuers	(59)
Foreign currency translations	(65,587)
Forward foreign currency exchange contracts	537,552
Net realized gain	23,029,567
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	77,513,167
Foreign currency translations	175,830
Forward foreign currency exchange contracts	891,158
Net change in unrealized appreciation (depreciation)	78,580,155
Net realized and unrealized gain	101,609,722
Net increase in net assets resulting from operations	$112,122,684

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017 (a)
Operations
Net investment income	$10,512,962	$16,581,436
Net realized gain	23,029,567	39,200,236
Net change in unrealized appreciation (depreciation)	78,580,155	50,886,504
Net increase in net assets resulting from operations	112,122,684	106,668,176
Distributions to shareholders
Net investment income
Class A	—	(4,194,448)
Class B(b)	—	(14,819)
Class C	—	(245,994)
Class I(c)	—	(5,957,896)
Class K	—	(2,574)
Class R	—	(13,422)
Class R4	—	(511,595)
Class R5	—	(631,273)
Class T(d)	—	(1,754,523)
Class Y	—	(275,630)
Class Z	—	(1,140,275)
Total distributions to shareholders	—	(14,742,449)
Increase in net assets from capital stock activity	4,238,451	35,228,062
Total increase in net assets	116,361,135	127,153,789
Net assets at beginning of period	690,027,371	562,873,582
Net assets at end of period	$806,388,506	$690,027,371
Undistributed (excess of distributions over) net investment income	$8,129,787	$(2,383,175)

(a)	Class R shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(d)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Overseas Value Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	3,344,582	31,533,566	4,028,558	32,657,227
Fund reorganization	—	—	8,333,117	62,316,597
Distributions reinvested	—	—	481,055	3,930,219
Redemptions	(4,250,306)	(38,315,558)	(7,229,649)	(58,731,420)
Net increase (decrease)	(905,724)	(6,781,992)	5,613,081	40,172,623
Class B(b)
Subscriptions	—	—	6,809	55,071
Fund reorganization	—	—	15,891	118,240
Distributions reinvested	—	—	1,796	14,635
Redemptions (c)	(126,009)	(1,181,042)	(142,167)	(1,153,591)
Net decrease	(126,009)	(1,181,042)	(117,671)	(965,645)
Class C
Subscriptions	410,307	3,885,501	170,502	1,381,229
Fund reorganization	—	—	2,169,552	16,139,363
Distributions reinvested	—	—	23,370	190,462
Redemptions	(715,629)	(6,630,701)	(627,094)	(5,116,994)
Net increase (decrease)	(305,322)	(2,745,200)	1,736,330	12,594,060
Class I(d)
Subscriptions	130,010	1,122,106	6,586,744	53,615,405
Fund reorganization	—	—	263	1,972
Distributions reinvested	—	—	729,229	5,957,797
Redemptions	(32,248,837)	(283,052,237)	(8,390,350)	(68,021,336)
Net decrease	(32,118,827)	(281,930,131)	(1,074,114)	(8,446,162)
Class K
Distributions reinvested	—	—	309	2,528
Redemptions	(2,685)	(23,360)	(1,584)	(12,414)
Net decrease	(2,685)	(23,360)	(1,275)	(9,886)
Class R
Subscriptions	61,336	563,877	60,361	488,285
Fund reorganization	—	—	79,385	580,468
Distributions reinvested	—	—	1,447	11,564
Redemptions	(49,326)	(433,586)	(24,452)	(198,530)
Net increase	12,010	130,291	116,741	881,787
Class R4
Subscriptions	847,478	7,937,778	1,473,081	11,887,770
Fund reorganization	—	—	2,279,636	17,001,720
Distributions reinvested	—	—	62,838	511,505
Redemptions	(332,191)	(3,087,455)	(1,220,553)	(10,006,036)
Net increase	515,287	4,850,323	2,595,002	19,394,959
Class R5
Subscriptions	569,900	5,410,950	2,023,465	16,491,801
Fund reorganization	—	—	2,027,062	15,126,802
Distributions reinvested	—	—	77,635	631,175
Redemptions	(464,982)	(4,271,102)	(703,439)	(5,783,934)
Net increase	104,918	1,139,848	3,424,723	26,465,844
Class T(e)
Subscriptions	12,187	105,694	12,501,269	101,422,006
Distributions reinvested	—	—	215,010	1,754,483
Redemptions	(2,661,743)	(23,410,811)	(27,454,495)	(217,990,338)
Net decrease	(2,649,556)	(23,305,117)	(14,738,216)	(114,813,849)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class Y(d)
Subscriptions	31,680,549	277,030,143	1,770,373	14,496,489
Distributions reinvested	—	—	33,855	275,578
Redemptions	(3,543,007)	(33,245,688)	(165,934)	(1,376,804)
Net increase	28,137,542	243,784,455	1,638,294	13,395,263
Class Z
Subscriptions	10,386,031	95,241,641	1,858,815	15,063,871
Fund reorganization	—	—	7,340,480	54,962,325
Distributions reinvested	—	—	111,606	911,817
Redemptions	(2,643,366)	(24,941,265)	(3,002,458)	(24,378,945)
Net increase	7,742,665	70,300,376	6,308,443	46,559,068
Total net increase	404,299	4,238,451	5,501,338	35,228,062

(a)	Class R shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(e)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Overseas Value Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Overseas Value Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital
Class A
8/31/2017 (c)	$8.52	0.12	1.27	1.39	—	—
2/28/2017	$7.46	0.17	1.04	1.21	(0.15)	—
2/29/2016	$8.65	0.16	(1.18)	(1.02)	(0.17)	—
2/28/2015	$9.20	0.20	(0.49)	(0.29)	(0.26)	(0.00) (h)
2/28/2014 (i)	$7.65	0.19	1.49	1.68	(0.13)	—
Class C
8/31/2017 (c)	$8.48	0.09	1.26	1.35	—	—
2/28/2017	$7.44	0.06	1.08	1.14	(0.10)	—
2/29/2016	$8.64	0.09	(1.17)	(1.08)	(0.12)	—
2/28/2015	$9.18	0.13	(0.47)	(0.34)	(0.20)	(0.00) (h)
2/28/2014 (j)	$7.65	0.12	1.49	1.61	(0.08)	—
Class K
8/31/2017 (c)	$8.52	0.13	1.27	1.40	—	—
2/28/2017	$7.46	0.21	1.01	1.22	(0.16)	—
2/29/2016	$8.65	0.19	(1.19)	(1.00)	(0.19)	—
2/28/2015	$9.20	0.22	(0.49)	(0.27)	(0.28)	(0.00) (h)
2/28/2014 (k)	$7.65	0.20	1.49	1.69	(0.14)	—
Class R
8/31/2017 (c)	$8.33	0.10	1.25	1.35	—	—
2/28/2017 (l)	$7.46	0.06	0.94	1.00	(0.13)	—
Class R4
8/31/2017 (c)	$8.49	0.13	1.27	1.40	—	—
2/28/2017	$7.43	0.12	1.10	1.22	(0.16)	—
2/29/2016 (m)	$8.78	0.01	(1.17)	(1.16)	(0.19)	—
Class R5
8/31/2017 (c)	$8.48	0.14	1.27	1.41	—	—
2/28/2017	$7.42	0.15	1.09	1.24	(0.18)	—
2/29/2016 (n)	$8.78	0.02	(1.18)	(1.16)	(0.20)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Overseas Value Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.91	16.31%	1.40% (d),(e)	1.40% (d),(e),(f)	2.56% (d)	31%	$274,728
(0.15)	$8.52	16.25%	1.45% (g)	1.45% (g)	2.13%	89%	$243,879
(0.17)	$7.46	(11.95%)	1.44%	1.44% (f)	1.93%	68%	$171,630
(0.26)	$8.65	(2.92%)	1.40%	1.40% (f)	2.32%	74%	$188,171
(0.13)	$9.20	22.10%	1.71%	1.41% (f)	2.22%	63%	$219,133

—	$9.83	15.92%	2.15% (d),(e)	2.15% (d),(e),(f)	1.97% (d)	31%	$21,138
(0.10)	$8.48	15.32%	2.20% (g)	2.20% (g)	0.80%	89%	$20,829
(0.12)	$7.44	(12.66%)	2.19%	2.19% (f)	1.08%	68%	$5,345
(0.20)	$8.64	(3.60%)	2.16%	2.16% (f)	1.54%	74%	$4,597
(0.08)	$9.18	21.13%	2.46%	2.16% (f)	1.46%	63%	$4,843

—	$9.92	16.43%	1.24% (d),(e)	1.24% (d),(e)	2.71% (d)	31%	$136
(0.16)	$8.52	16.45%	1.24% (g)	1.24% (g)	2.55%	89%	$139
(0.19)	$7.46	(11.80%)	1.23%	1.23%	2.26%	68%	$131
(0.28)	$8.65	(2.73%)	1.22%	1.22%	2.49%	74%	$172
(0.14)	$9.20	22.25%	1.33%	1.26%	2.39%	63%	$197

—	$9.68	16.21%	1.65% (d),(e)	1.65% (d),(e),(f)	2.15% (d)	31%	$1,246
(0.13)	$8.33	13.47%	1.70% (d),(g)	1.70% (d),(g)	0.72% (d)	89%	$972

—	$9.89	16.49%	1.15% (d),(e)	1.15% (d),(e),(f)	2.78% (d)	31%	$32,664
(0.16)	$8.49	16.55%	1.20% (g)	1.20% (g)	1.48%	89%	$23,666
(0.19)	$7.43	(13.43%)	1.23% (d)	1.21% (d),(f)	0.22% (d)	68%	$1,425

—	$9.89	16.63%	0.99% (d),(e)	0.99% (d),(e)	3.00% (d)	31%	$35,934
(0.18)	$8.48	16.79%	0.98% (g)	0.98% (g)	1.82%	89%	$29,936
(0.20)	$7.42	(13.41%)	1.04% (d)	1.04% (d)	0.45% (d)	68%	$768
Columbia Overseas Value Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital
Class T(o)
8/31/2017 (c)	$8.51	0.05	1.33	1.38	—	—
2/28/2017	$7.45	0.23	0.98	1.21	(0.15)	—
2/29/2016	$8.64	0.19	(1.21)	(1.02)	(0.17)	—
2/28/2015	$9.19	0.21	(0.50)	(0.29)	(0.26)	(0.00) (h)
2/28/2014	$7.65	0.19	1.48	1.67	(0.13)	—
2/28/2013	$7.22	0.17	0.42	0.59	(0.16)	—
Class Y
8/31/2017 (c)	$8.49	0.17	1.24	1.41	—	—
2/28/2017	$7.42	0.07	1.18	1.25	(0.18)	—
2/29/2016 (p)	$8.78	0.07	(1.22)	(1.15)	(0.21)	—
Class Z
8/31/2017 (c)	$8.53	0.13	1.27	1.40	—	—
2/28/2017	$7.46	0.12	1.11	1.23	(0.16)	—
2/29/2016	$8.66	0.10	(1.11)	(1.01)	(0.19)	—
2/28/2015	$9.20	0.23	(0.48)	(0.25)	(0.29)	(0.00) (h)
2/28/2014	$7.66	0.40	1.29	1.69	(0.15)	—
2/28/2013	$7.23	0.19	0.41	0.60	(0.17)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class C	Class K	Class R	Class R4	Class R5	Class T	Class Y	Class Z
02/28/2017	0.01%	0.02%	0.01%	0.02%	0.02%	0.02%	0.01%	0.03%	0.02%

(h)	Rounds to zero.
(i)	Class A shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(j)	Class C shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(k)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(l)	Class R shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(m)	Class R4 shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(n)	Class R5 shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
(o)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(p)	Class Y shares commenced operations on July 1, 2015. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Overseas Value Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.89	16.22%	1.41% (d),(e)	1.41% (d),(e),(f)	1.04% (d)	31%	$1,296
(0.15)	$8.51	16.27%	1.45% (g)	1.45% (g)	2.82%	89%	$23,650
(0.17)	$7.45	(11.97%)	1.44%	1.44% (f)	2.17%	68%	$130,496
(0.26)	$8.64	(2.93%)	1.40%	1.40% (f)	2.41%	74%	$208,707
(0.13)	$9.19	21.97%	1.63%	1.41% (f)	2.21%	63%	$303,273
(0.16)	$7.65	8.24%	1.58%	1.33%	2.46%	46%	$2

—	$9.90	16.61%	0.94% (d),(e)	0.94% (d),(e)	3.51% (d)	31%	$294,853
(0.18)	$8.49	16.95%	0.95% (g)	0.95% (g)	0.85%	89%	$13,916
(0.21)	$7.42	(13.34%)	0.92% (d)	0.92% (d)	1.26% (d)	68%	$2

—	$9.93	16.41%	1.15% (d),(e)	1.15% (d),(e),(f)	2.80% (d)	31%	$144,393
(0.16)	$8.53	16.63%	1.20% (g)	1.20% (g)	1.52%	89%	$57,964
(0.19)	$7.46	(11.87%)	1.22%	1.20% (f)	1.25%	68%	$3,660
(0.29)	$8.66	(2.56%)	1.16%	1.16% (f)	2.64%	74%	$340
(0.15)	$9.20	22.19%	1.52%	1.21% (f)	4.97%	63%	$88
(0.17)	$7.66	8.45%	1.32%	1.07%	2.72%	46%	$2,680
Columbia Overseas Value Fund | Semiannual Report 2017	21

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
22	Columbia Overseas Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Overseas Value Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
24	Columbia Overseas Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	732,206

Columbia Overseas Value Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	448,222
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	537,552

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	891,158
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2017:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	552,547	490,075

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2017.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2017:
Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	732,206
Liabilities
Forward foreign currency exchange contracts	448,222
Total financial and derivative net assets	283,984
Total collateral received (pledged) (a)	—
Net amount (b)	283,984

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
26	Columbia Overseas Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Overseas Value Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.85% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $1,081.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
28	Columbia Overseas Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class K and Class R5 shares and 0.025% for Class I and Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Class B	0.10 (a),(b)
Class C	0.22
Class I	0.00 (b),(c)
Class K	0.06
Class R	0.22
Class R4	0.22
Class R5	0.06
Class T	0.26
Class Y	0.01
Class Z	0.22

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $489.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Overseas Value Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class A	193,526
Class C	377
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through June 30, 2018	Prior to July 1, 2017
Class A	1.39%	1.46%
Class C	2.14	2.21
Class K	1.275	1.32
Class R	1.64	1.71
Class R4	1.14	1.21
Class R5	1.025	1.07
Class T	1.39	1.46
Class Y	0.975	1.02
Class Z	1.14	1.21
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
30	Columbia Overseas Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
769,813,000	91,439,000	(54,999,000)	36,440,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	3,000,399	—	885,178	283,089,061	286,974,638
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2017 as arising on March 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
1,085,928	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $238,562,525 and $225,618,565, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Overseas Value Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended August 31, 2017, the average daily loan balance outstanding on days when borrowing existed was $2,200,000 at a weighted average interest rate of 1.99%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations.
Note 8. Fund reorganization
At the close of business on June 24, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia International Value Fund, a series of the Trust (the Acquired Fund). The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held on June 13-15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $601,689,475 and the combined net assets immediately after the reorganization were $767,936,962.
The reorganization was accomplished by a tax-free exchange of 13,490,091 shares of the Acquired Fund valued at $166,247,487 (including $(32,350,053) of unrealized depreciation).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	8,333,117
Class B	15,891
Class C	2,169,552
Class I	263
Class R	79,385
Class R4	2,279,636
Class R5	2,027,062
Class Z	7,340,480
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on March 1, 2016, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended February 28, 2017 would have been approximately $20.0 million, $40.2 million, $47.5 million and $107.7 million, respectively.
32	Columbia Overseas Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At August 31, 2017, affiliated shareholders of record owned 65.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Overseas Value Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Overseas Value Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Columbia Overseas Value Fund | Semiannual Report 2017	35

Approval of Management Agreement  (continued)
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
36	Columbia Overseas Value Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Overseas Value Fund | Semiannual Report 2017	37

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
38	Columbia Overseas Value Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Overseas Value Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR208_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Select International Equity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select International Equity Fund   |  Semiannual Report 2017

Columbia Select International Equity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select International Equity Fund (the Fund) seeks long-term capital growth.
Portfolio management
Threadneedle International Limited
Simon Haines, CFA
William Davies
David Dudding, CFA
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/03/92	14.31	17.26	5.66	-0.16
	Including sales charges		7.74	10.53	4.43	-0.75
Class C	Excluding sales charges	06/17/92	14.00	16.49	4.88	-0.90
	Including sales charges		13.00	15.49	4.88	-0.90
Class K*		03/07/11	14.41	17.41	5.83	0.00
Class R		01/23/06	14.25	17.04	5.42	-0.40
Class R4*		11/08/12	14.51	17.58	5.92	0.09
Class R5*		11/08/12	14.56	17.72	6.09	0.17
Class T*	Excluding sales charges	09/27/10	14.30	17.25	5.66	-0.15
	Including sales charges		11.40	14.30	5.13	-0.40
Class Y*		03/07/11	14.57	17.82	6.16	0.24
Class Z		12/02/91	14.49	17.58	5.94	0.10
MSCI EAFE Index (Net)			12.14	17.64	8.48	1.62
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were not subject to sales charges. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus. com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select International Equity Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
BNP Paribas SA (France)	3.5
AIA Group Ltd. (Hong Kong)	3.4
CRH PLC (Ireland)	3.4
L’Oreal SA (France)	3.3
RELX NV (Netherlands)	3.2
Deutsche Telekom AG, Registered Shares (Germany)	3.1
Roche Holding AG, Genusschein Shares (Switzerland)	2.9
3i Group PLC (United Kingdom)	2.9
Schneider Electric SE (France)	2.7
Anheuser-Busch InBev SA/NV (Belgium)	2.7
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	9.9
Consumer Staples	12.3
Energy	4.5
Financials	23.7
Health Care	7.5
Industrials	21.0
Information Technology	8.5
Materials	6.9
Real Estate	0.0 (a)
Telecommunication Services	5.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2017)
Australia	2.8
Belgium	2.7
Canada	2.3
China	1.0
Denmark	0.7
France	12.2
Germany	4.6
Hong Kong	4.4
Indonesia	2.5
Ireland	5.9
Japan	25.6
Malta	0.0 (a)
Netherlands	7.8
Spain	2.3
Sweden	1.5
Switzerland	6.6
United Kingdom	16.9
United States(b)	0.2
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Columbia Select International Equity Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,143.10	1,018.15	7.56	7.12	1.40
Class C	1,000.00	1,000.00	1,140.00	1,014.37	11.60	10.92	2.15
Class K	1,000.00	1,000.00	1,144.10	1,018.85	6.81	6.41	1.26
Class R	1,000.00	1,000.00	1,142.50	1,016.89	8.91	8.39	1.65
Class R4	1,000.00	1,000.00	1,145.10	1,019.41	6.22	5.85	1.15
Class R5	1,000.00	1,000.00	1,145.60	1,020.11	5.46	5.14	1.01
Class T (formerly Class W)	1,000.00	1,000.00	1,143.00	1,018.15	7.56	7.12	1.40
Class Y	1,000.00	1,000.00	1,145.70	1,020.37	5.19	4.89	0.96
Class Z	1,000.00	1,000.00	1,144.90	1,019.41	6.22	5.85	1.15
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select International Equity Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 2.8%
Australia and New Zealand Banking Group Ltd.	116,071	2,717,092
CSL Ltd.	64,440	6,595,130
Total		9,312,222
Belgium 2.7%
Anheuser-Busch InBev SA/NV	75,524	8,947,604
Canada 2.2%
Suncor Energy, Inc.	237,800	7,451,543
China 1.0%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	5
Tencent Holdings Ltd.	81,200	3,416,870
Total		3,416,875
Denmark 0.7%
Novo Nordisk A/S, Class B	49,440	2,358,299
France 12.1%
Airbus Group SE	59,066	4,964,953
BNP Paribas SA	151,912	11,557,724
Dassault Systemes	41,270	4,065,499
L’Oreal SA	50,467	10,654,917
Schneider Electric SE	111,314	8,975,162
Total		40,218,255
Germany 4.5%
Brenntag AG	95,184	5,044,077
Deutsche Telekom AG, Registered Shares	555,702	10,028,883
Total		15,072,960
Hong Kong 4.3%
AIA Group Ltd.	1,424,800	10,973,527
HKT Trust & HKT Ltd.	2,626,000	3,389,145
Total		14,362,672
Indonesia 2.5%
PT Bank Rakyat Indonesia Persero Tbk	7,253,000	8,245,568
Ireland 5.8%
Bank of Ireland Group PLC(b)	992,138	8,267,639
CRH PLC	314,225	10,973,325
Total		19,240,964
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 25.2%
Bridgestone Corp.	176,800	7,584,703
Capcom Co., Ltd.	235,800	5,880,169
Daiwa Securities Group, Inc.	514,000	2,811,585
Hoya Corp.	107,200	6,143,524
Keyence Corp.	8,400	4,379,405
Koito Manufacturing Co., Ltd.	116,400	7,255,598
Kubota Corp.	458,000	7,922,776
Maeda Corp.	305,000	3,729,894
Mitsubishi UFJ Financial Group, Inc.	944,300	5,754,142
Nidec Corp.	32,300	3,663,401
Persol Holdings Co., Ltd.	213,600	4,351,394
Seiko Epson Corp.	120,500	3,092,336
Sekisui Chemical Co., Ltd.	303,000	5,657,677
Shimano, Inc.	33,200	4,485,327
SoftBank Group Corp.	65,800	5,356,858
Tsuruha Holdings, Inc.	50,300	5,992,173
Total		84,060,962
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	3
Netherlands 7.7%
Akzo Nobel NV	30,419	2,781,106
ASML Holding NV	44,206	6,867,571
ING Groep NV	300,250	5,325,749
RELX NV	504,629	10,593,978
Total		25,568,404
Spain 2.2%
Industria de Diseno Textil SA	196,906	7,481,096
Sweden 1.4%
Volvo AB B Shares	278,738	4,760,375
Switzerland 6.4%
Roche Holding AG, Genusschein Shares	37,374	9,490,139
Sika AG	736	5,219,042
UBS AG	414,238	6,825,132
Total		21,534,313

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 16.7%
3i Group PLC	753,053	9,440,733
Ashtead Group PLC	250,263	5,381,722
Berendsen PLC	63,216	1,034,070
Diageo PLC	174,077	5,834,568
Ferguson PLC	142,942	8,508,111
Legal & General Group PLC	1,705,927	5,739,844
Rio Tinto PLC	73,945	3,582,341
Royal Dutch Shell PLC, Class A	186,226	5,131,081
TechnipFMC PLC(b)	80,501	2,064,231
Unilever PLC	151,489	8,852,293
Total		55,568,994
Total Common Stocks (Cost $262,123,113)		327,601,109

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(d),(e)	746,578	746,578
Total Money Market Funds (Cost $746,578)		746,578
Total Investments (Cost $262,869,691)		328,347,687
Other Assets & Liabilities, Net		5,257,164
Net Assets		$333,604,851

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $8, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	648,661	55,736,095	(55,638,178)	746,578	126	—	10,743	746,578
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select International Equity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	9,312,222	—	—	9,312,222
Belgium	—	8,947,604	—	—	8,947,604
Canada	7,451,543	—	—	—	7,451,543
China	—	3,416,870	5	—	3,416,875
Denmark	—	2,358,299	—	—	2,358,299
France	—	40,218,255	—	—	40,218,255
Germany	—	15,072,960	—	—	15,072,960
Hong Kong	—	14,362,672	—	—	14,362,672
Indonesia	—	8,245,568	—	—	8,245,568
Ireland	—	19,240,964	—	—	19,240,964
Japan	—	84,060,962	—	—	84,060,962
Malta	—	—	3	—	3
Netherlands	—	25,568,404	—	—	25,568,404
Spain	—	7,481,096	—	—	7,481,096
Sweden	—	4,760,375	—	—	4,760,375
Switzerland	—	21,534,313	—	—	21,534,313
United Kingdom	—	55,568,994	—	—	55,568,994
Total Common Stocks	7,451,543	320,149,558	8	—	327,601,109
Money Market Funds	—	—	—	746,578	746,578
Total Investments	7,451,543	320,149,558	8	746,578	328,347,687
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select International Equity Fund | Semiannual Report 2017

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$262,123,113
Investments in affiliated issuers, at cost	746,578
Investments in unaffiliated issuers, at value	327,601,109
Investments in affiliated issuers, at value	746,578
Foreign currency (identified cost $48,861)	48,800
Receivable for:
Investments sold	1,623,805
Capital shares sold	32,619
Regulatory settlements (Note 6)	2,627,180
Dividends	832,293
Foreign tax reclaims	1,047,303
Expense reimbursement due from Investment Manager	638
Prepaid expenses	3,711
Trustees’ deferred compensation plan	40,629
Other assets	25,352
Total assets	334,630,017
Liabilities
Payable for:
Investments purchased	490
Capital shares purchased	598,191
Management services fees	7,916
Distribution and/or service fees	1,823
Transfer agent fees	75,113
Plan administration fees	8
Compensation of board members	255,716
Compensation of chief compliance officer	33
Other expenses	45,247
Trustees’ deferred compensation plan	40,629
Total liabilities	1,025,166
Net assets applicable to outstanding capital stock	$333,604,851
Represented by
Paid in capital	934,902,005
Undistributed net investment income	2,266,630
Accumulated net realized loss	(669,053,365)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	65,477,996
Foreign currency translations	11,585
Total - representing net assets applicable to outstanding capital stock	$333,604,851
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$215,158,407
Shares outstanding	15,566,492
Net asset value per share	$13.82
Maximum offering price per share(a)	$14.66
Class C
Net assets	$12,209,460
Shares outstanding	1,006,832
Net asset value per share	$12.13
Class K
Net assets	$36,316
Shares outstanding	2,577
Net asset value per share	$14.09
Class R
Net assets	$1,018,206
Shares outstanding	74,175
Net asset value per share	$13.73
Class R4
Net assets	$287,430
Shares outstanding	20,235
Net asset value per share	$14.20
Class R5
Net assets	$208,134
Shares outstanding	14,592
Net asset value per share	$14.26
Class T(b)
Net assets	$1,278,870
Shares outstanding	92,524
Net asset value per share	$13.82
Maximum offering price per share(c)	$14.17
Class Y
Net assets	$9,371,984
Shares outstanding	658,936
Net asset value per share	$14.22
Class Z
Net assets	$94,036,044
Shares outstanding	6,661,461
Net asset value per share	$14.12

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select International Equity Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,539,124
Dividends — affiliated issuers	10,743
Foreign taxes withheld	(538,557)
Total income	6,011,310
Expenses:
Management services fees	1,490,522
Distribution and/or service fees
Class A	275,405
Class B(a)	1,171
Class C	66,668
Class R	2,604
Class T(b)	3,872
Transfer agent fees
Class A	298,095
Class B(a)	333
Class C	18,107
Class K	15
Class R	1,410
Class R4	293
Class R5	60
Class T(b)	4,704
Class Y	48
Class Z	127,835
Plan administration fees
Class K	51
Compensation of board members	25,150
Custodian fees	22,779
Printing and postage fees	43,652
Registration fees	66,059
Audit fees	37,259
Legal fees	5,084
Compensation of chief compliance officer	43
Other	9,619
Total expenses	2,500,838
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(183,821)
Expense reduction	(15,062)
Total net expenses	2,301,955
Net investment income	3,709,355
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,381,241
Investments — affiliated issuers	126
Foreign currency translations	(56,150)
Net realized gain	20,325,217
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	21,569,759
Foreign currency translations	121,022
Net change in unrealized appreciation (depreciation)	21,690,781
Net realized and unrealized gain	42,015,998
Net increase in net assets resulting from operations	$45,725,353

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment income	$3,709,355	$4,871,436
Net realized gain (loss)	20,325,217	(47,293,233)
Net change in unrealized appreciation (depreciation)	21,690,781	73,799,263
Net increase in net assets resulting from operations	45,725,353	31,377,466
Distributions to shareholders
Net investment income
Class A	(3,777,673)	(2,694,895)
Class B(a)	(2,866)	(3,228)
Class C	(152,583)	(47,505)
Class I(b)	—	(70)
Class K	(631)	(620)
Class R	(15,186)	(9,858)
Class R4	(3,798)	(2,660)
Class R5	(3,551)	(834)
Class T(c)	(23,587)	(1,599,997)
Class Y	(184,853)	(186,162)
Class Z	(1,837,678)	(1,143,548)
Total distributions to shareholders	(6,002,406)	(5,689,377)
Decrease in net assets from capital stock activity	(40,691,381)	(140,327,494)
Total decrease in net assets	(968,434)	(114,639,405)
Net assets at beginning of period	334,573,285	449,212,690
Net assets at end of period	$333,604,851	$334,573,285
Undistributed net investment income	$2,266,630	$4,559,681

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select International Equity Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(a)
Subscriptions (b)	300,591	4,000,405	509,501	6,113,220
Fund reorganization	—	—	2,751,713	33,245,920
Distributions reinvested	255,023	3,412,210	203,653	2,454,019
Redemptions	(2,910,776)	(38,193,108)	(4,018,641)	(47,988,605)
Net decrease	(2,355,162)	(30,780,493)	(553,774)	(6,175,446)
Class B(a)
Subscriptions	7	89	485	5,184
Fund reorganization	—	—	41,588	444,475
Distributions reinvested	225	2,680	273	2,937
Redemptions (b)	(37,844)	(442,435)	(91,250)	(968,359)
Net decrease	(37,612)	(439,666)	(48,904)	(515,763)
Class C
Subscriptions	11,156	128,645	54,900	574,981
Fund reorganization	—	—	763,457	8,059,710
Distributions reinvested	12,569	147,814	3,795	40,265
Redemptions	(286,037)	(3,352,608)	(342,018)	(3,589,730)
Net increase (decrease)	(262,312)	(3,076,149)	480,134	5,085,226
Class I(c)
Fund reorganization	—	—	2,123,141	26,440,818
Redemptions	(279)	(3,639)	(2,123,058)	(26,992,731)
Net increase (decrease)	(279)	(3,639)	83	(551,913)
Class K
Distributions reinvested	43	586	48	591
Redemptions	(1,538)	(20,446)	(731)	(9,062)
Net decrease	(1,495)	(19,860)	(683)	(8,471)
Class R
Subscriptions	4,660	61,828	11,636	138,590
Fund reorganization	—	—	49,518	593,004
Distributions reinvested	1,083	14,402	793	9,497
Redemptions	(14,684)	(194,423)	(50,184)	(607,677)
Net increase (decrease)	(8,941)	(118,193)	11,763	133,414
Class R4
Subscriptions	7,916	107,876	10,892	132,905
Fund reorganization	—	—	14,435	179,314
Distributions reinvested	271	3,724	210	2,602
Redemptions	(2,322)	(30,985)	(13,026)	(158,072)
Net increase	5,865	80,615	12,511	156,749
Class R5
Subscriptions	5,766	80,025	9,194	114,022
Distributions reinvested	254	3,501	65	800
Redemptions	(665)	(9,399)	(5,037)	(61,469)
Net increase	5,355	74,127	4,222	53,353
Class T(d)
Subscriptions	6,584	83,093	4,879,769	59,293,145
Distributions reinvested	1,760	23,543	132,668	1,599,972
Redemptions	(1,480,006)	(18,736,434)	(16,827,157)	(197,441,121)
Net decrease	(1,471,662)	(18,629,798)	(11,814,720)	(136,548,004)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select International Equity Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class Y(c)
Subscriptions	1	12	—	—
Distributions reinvested	13,430	184,802	—	—
Redemptions	(152,441)	(2,000,015)	(163,935)	(2,000,008)
Net decrease	(139,010)	(1,815,201)	(163,935)	(2,000,008)
Class Z
Subscriptions	2,220,560	28,754,027	256,457	3,109,959
Fund reorganization	—	—	1,939,016	23,953,420
Distributions reinvested	116,243	1,587,879	71,424	877,799
Redemptions	(1,200,025)	(16,305,030)	(2,284,489)	(27,897,809)
Net increase (decrease)	1,136,778	14,036,876	(17,592)	43,369
Total net decrease	(3,128,475)	(40,691,381)	(12,090,895)	(140,327,494)

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(d)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select International Equity Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Select International Equity Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
8/31/2017 (c)	$12.30	0.14	1.61	1.75	(0.23)
2/28/2017	$11.41	0.12	0.90	1.02	(0.13)
2/29/2016	$13.69	0.10	(2.44)	(2.34)	—
2/28/2015	$13.88	0.12	(0.32)	(0.20)	—
2/28/2014	$12.02	0.15	1.71	1.86	—
2/28/2013	$11.68	0.17	0.56	0.73	(0.39)
Class C
8/31/2017 (c)	$10.77	0.08	1.42	1.50	(0.14)
2/28/2017	$10.00	(0.01)	0.81	0.80	(0.03)
2/29/2016	$12.08	0.00 (i)	(2.13)	(2.13)	—
2/28/2015	$12.34	0.02	(0.29)	(0.27)	—
2/28/2014	$10.77	0.05	1.52	1.57	—
2/28/2013	$10.42	0.07	0.51	0.58	(0.23)
Class K
8/31/2017 (c)	$12.54	0.16	1.64	1.80	(0.25)
2/28/2017	$11.64	0.15	0.90	1.05	(0.15)
2/29/2016	$13.95	0.14	(2.51)	(2.37)	—
2/28/2015	$14.11	0.15	(0.32)	(0.17)	—
2/28/2014	$12.20	0.17	1.74	1.91	—
2/28/2013	$11.85	0.18	0.58	0.76	(0.41)
Class R
8/31/2017 (c)	$12.20	0.13	1.60	1.73	(0.20)
2/28/2017	$11.32	0.07	0.91	0.98	(0.10)
2/29/2016	$13.62	0.07	(2.43)	(2.36)	—
2/28/2015	$13.84	0.10	(0.33)	(0.23)	—
2/28/2014	$12.01	0.11	1.72	1.83	—
2/28/2013	$11.64	0.14	0.57	0.71	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select International Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.23)	—	$13.82	14.31%	1.51% (d)	1.40% (d),(e)	2.10% (d)	23%	$215,158
(0.13)	—	$12.30	8.98%	1.44% (f),(g)	1.33% (e),(f),(g)	1.02%	103%	$220,357
—	0.06	$11.41	(16.65%) (h)	1.45% (f)	1.42% (e),(f)	0.78%	131%	$210,841
—	0.01	$13.69	(1.37%) (h)	1.49%	1.47% (e)	0.94%	96%	$274,993
—	—	$13.88	15.47%	1.42% (f)	1.42% (e),(f)	1.20%	125%	$316,823
(0.39)	—	$12.02	6.41%	1.39% (f)	1.38% (e),(f)	1.46%	100%	$313,239

(0.14)	—	$12.13	14.00%	2.26% (d)	2.15% (d),(e)	1.41% (d)	23%	$12,209
(0.03)	—	$10.77	8.02%	2.18% (f),(g)	2.07% (e),(f),(g)	(0.06%)	103%	$13,673
—	0.05	$10.00	(17.22%) (h)	2.20% (f)	2.18% (e),(f)	0.02%	131%	$7,886
—	0.01	$12.08	(2.11%) (h)	2.24%	2.22% (e)	0.19%	96%	$11,042
—	—	$12.34	14.58%	2.17% (f)	2.17% (e),(f)	0.45%	125%	$12,562
(0.23)	—	$10.77	5.64%	2.14% (f)	2.13% (e),(f)	0.72%	100%	$12,619

(0.25)	—	$14.09	14.41%	1.31% (d)	1.26% (d)	2.37% (d)	23%	$36
(0.15)	—	$12.54	9.08%	1.21% (f),(g)	1.19% (f),(g)	1.21%	103%	$51
—	0.06	$11.64	(16.56%) (h)	1.25% (f)	1.25% (f)	1.06%	131%	$55
—	0.01	$13.95	(1.13%) (h)	1.25%	1.25%	1.12%	96%	$103
—	—	$14.11	15.66%	1.24% (f)	1.24% (f)	1.32%	125%	$111
(0.41)	—	$12.20	6.64%	1.24% (f)	1.24% (f)	1.61%	100%	$122

(0.20)	—	$13.73	14.25%	1.76% (d)	1.65% (d),(e)	1.88% (d)	23%	$1,018
(0.10)	—	$12.20	8.66%	1.68% (f),(g)	1.58% (e),(f),(g)	0.55%	103%	$1,014
—	0.06	$11.32	(16.89%) (h)	1.70% (f)	1.67% (e),(f)	0.54%	131%	$808
—	0.01	$13.62	(1.59%) (h)	1.74%	1.72% (e)	0.72%	96%	$1,563
—	—	$13.84	15.24%	1.67% (f)	1.67% (e),(f)	0.87%	125%	$1,632
(0.34)	—	$12.01	6.20%	1.64% (f)	1.63% (e),(f)	1.22%	100%	$1,673
Columbia Select International Equity Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class R4
8/31/2017 (c)	$12.64	0.16	1.66	1.82	(0.26)
2/28/2017	$11.73	0.07	1.00	1.07	(0.16)
2/29/2016	$14.04	0.15	(2.52)	(2.37)	—
2/28/2015	$14.20	0.24	(0.41)	(0.17)	—
2/28/2014	$12.27	0.18	1.75	1.93	—
2/28/2013 (k)	$11.62	0.02	0.92	0.94	(0.29)
Class R5
8/31/2017 (c)	$12.70	0.16	1.68	1.84	(0.28)
2/28/2017	$11.79	0.16	0.94	1.10	(0.19)
2/29/2016	$14.08	0.17	(2.52)	(2.35)	—
2/28/2015	$14.21	0.12	(0.26)	(0.14)	—
2/28/2014	$12.26	0.32	1.63	1.95	—
2/28/2013 (l)	$11.62	0.03	0.92	0.95	(0.31)
Class T(m)
8/31/2017 (c)	$12.30	0.14	1.61	1.75	(0.23)
2/28/2017	$11.42	0.18	0.83	1.01	(0.13)
2/29/2016	$13.70	0.10	(2.44)	(2.34)	—
2/28/2015	$13.88	0.13	(0.32)	(0.19)	—
2/28/2014	$12.02	0.13	1.73	1.86	—
2/28/2013	$11.68	0.16	0.57	0.73	(0.39)
Class Y
8/31/2017 (c)	$12.67	0.17	1.67	1.84	(0.29)
2/28/2017	$11.76	0.19	0.91	1.10	(0.19)
2/29/2016	$14.04	0.17	(2.51)	(2.34)	—
2/28/2015	$14.16	0.19	(0.32)	(0.13)	—
2/28/2014	$12.21	0.22	1.73	1.95	—
2/28/2013	$11.89	0.21	0.59	0.80	(0.48)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Select International Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.26)	—	$14.20	14.51%	1.26% (d)	1.15% (d),(e)	2.26% (d)	23%	$287
(0.16)	—	$12.64	9.18%	1.18% (f),(g)	1.06% (e),(f),(g)	0.57%	103%	$182
—	0.06	$11.73	(16.45%) (h)	1.21% (f)	1.18% (e),(f)	1.16%	131%	$22
—	0.01	$14.04	(1.13%) (h)	1.25%	1.21% (j)	1.77%	96%	$3
—	—	$14.20	(15.73%)	1.19% (f)	1.19% (e),(f)	1.35%	125%	$7
(0.29)	—	$12.27	8.17%	1.25% (d)	1.25% (d),(e)	0.55% (d)	100%	$3

(0.28)	—	$14.26	14.56%	1.07% (d)	1.01% (d)	2.31% (d)	23%	$208
(0.19)	—	$12.70	9.33%	0.96% (f),(g)	0.93% (f),(g)	1.33%	103%	$117
—	0.06	$11.79	(16.26%) (h)	1.01% (f)	1.01% (f)	1.23%	131%	$59
—	0.01	$14.08	(0.91%) (h)	1.01%	1.01%	0.86%	96%	$59
—	—	$14.21	15.91%	1.04% (f)	1.04% (f)	2.45%	125%	$14
(0.31)	—	$12.26	8.20%	1.05% (d)	1.05% (d)	0.75% (d)	100%	$3

(0.23)	—	$13.82	14.30%	1.52% (d)	1.40% (d),(e)	2.14% (d)	23%	$1,279
(0.13)	—	$12.30	8.88%	1.43% (f),(g)	1.34% (e),(f),(g)	1.53%	103%	$19,238
—	0.06	$11.42	(16.64%) (h)	1.45% (f)	1.42% (e),(f)	0.78%	131%	$152,721
—	0.01	$13.70	(1.30%) (h)	1.48%	1.47% (e)	0.98%	96%	$205,715
—	—	$13.88	15.47%	1.41% (f)	1.41% (e),(f)	1.05%	125%	$166,486
(0.39)	—	$12.02	6.40%	1.40% (f)	1.39% (e),(f)	1.42%	100%	$270,144

(0.29)	—	$14.22	14.57%	1.00% (d)	0.96% (d)	2.54% (d)	23%	$9,372
(0.19)	—	$12.67	9.42%	0.90% (f),(g)	0.88% (f),(g)	1.56%	103%	$10,108
—	0.06	$11.76	(16.24%) (h)	0.95% (f)	0.95% (f)	1.26%	131%	$11,312
—	0.01	$14.04	(0.85%) (h)	0.96%	0.96%	1.41%	96%	$15,568
—	—	$14.16	15.97%	0.94% (f)	0.94% (f)	1.67%	125%	$15,701
(0.48)	—	$12.21	6.98%	0.95% (f)	0.95% (f)	1.79%	100%	$14,990
Columbia Select International Equity Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class Z
8/31/2017 (c)	$12.57	0.16	1.65	1.81	(0.26)
2/28/2017	$11.66	0.15	0.92	1.07	(0.16)
2/29/2016	$13.96	0.16	(2.52)	(2.36)	—
2/28/2015	$14.11	0.17	(0.33)	(0.16)	—
2/28/2014	$12.19	0.19	1.73	1.92	—
2/28/2013	$11.86	0.23	0.54	0.77	(0.44)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class C	Class K	Class R	Class R4	Class R5	Class T	Class Y	Class Z
02/28/2017	0.08%	0.09%	0.08%	0.08%	0.10%	0.08%	0.07%	0.08%	0.08%

(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44% and 0.10% for the years ended February 29, 2016 and February 28, 2015, respectively.
(i)	Rounds to zero.
(j)	The benefits derived from expense reductions had an impact of 0.01%.
(k)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(l)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(m)	Prior to March 27, 2017, Class T shares were known as Class W shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Select International Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.26)	—	$14.12	14.49%	1.26% (d)	1.15% (d),(e)	2.37% (d)	23%	$94,036
(0.16)	—	$12.57	9.25%	1.19% (f),(g)	1.08% (e),(f),(g)	1.20%	103%	$69,419
—	0.06	$11.66	(16.48%) (h)	1.19% (f)	1.17% (e),(f)	1.20%	131%	$64,631
—	0.01	$13.96	(1.06%) (h)	1.24%	1.22% (e)	1.23%	96%	$179,330
—	—	$14.11	15.75%	1.17% (f)	1.17% (e),(f)	1.50%	125%	$237,249
(0.44)	—	$12.19	6.72%	1.13% (f)	1.12% (e),(f)	2.00%	100%	$301,958
Columbia Select International Equity Fund | Semiannual Report 2017	21

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Select International Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
The Fund no longer accepts investments by new or existing investors in Class I shares. Class I shares, when available, were not subject to sales charges, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
22	Columbia Select International Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Select International Equity Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
24	Columbia Select International Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $817.
Columbia Select International Equity Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class K and Class R5 shares and 0.025% for Class I and Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.27
Class B	0.12 (a),(b)
Class C	0.27
Class K	0.07
Class R	0.27
Class R4	0.27
Class R5	0.07
Class T	0.30
Class Y	0.00
Class Z	0.27

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
26	Columbia Select International Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $15,062.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class T shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and service fee for Class B shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class A	24,212
Class C	153
Columbia Select International Equity Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through June 30, 2018	Prior to July 1, 2017
Class A	1.40%	1.40%
Class C	2.15	2.15
Class K	1.275	1.26
Class R	1.65	1.65
Class R4	1.15	1.15
Class R5	1.025	1.01
Class T	1.40	1.40
Class Y	0.975	0.96
Class Z	1.15	1.15
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
262,870,000	72,884,000	(7,406,000)	65,478,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
28	Columbia Select International Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The following capital loss carryforwards, determined at February 28, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	618,054,845	—	38,579,051	29,419,808	686,053,704
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $76,162,785 and $121,027,960, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Regulatory settlements
During the year ended February 29, 2016, the Fund recorded a receivable of $2,627,180 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against a third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding) and is disclosed as a receivable on the Statement of Assets and Liabilities.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Columbia Select International Equity Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Note 9. Fund reorganization
At the close of business on May 20, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia International Opportunities Fund, a series of Columbia Funds Series Trust (the Acquired Fund). The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a meeting held on April 15, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $451,392,093 and the combined net assets immediately after the reorganization were $544,308,754.
The reorganization was accomplished by a tax-free exchange of 7,596,288 shares of the Acquired Fund valued at $92,916,661 (including $(8,822,705) of unrealized depreciation).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	2,751,713
Class B	41,588
Class C	763,457
Class I	2,123,141
Class R	49,518
Class R4	14,435
Class Z	1,939,016
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on March 1, 2016, the Fund’s pro-forma net investment income, net loss on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended February 28, 2017 would have been approximately $5.5 million, $(49.0) million, $80.3 million and $36.8 million, respectively.
Note 10. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
30	Columbia Select International Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Industrial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Shareholder concentration risk
At August 31, 2017, affiliated shareholders of record owned 39.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select International Equity Fund | Semiannual Report 2017	31

APPROVAL OF MANAGEMENT AND SUBADVISORY
AGREEMENTS
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select International Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the relatively recent change in the leadership of equity department oversight and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed
32	Columbia Select International Equity Fund | Semiannual Report 2017

APPROVAL OF MANAGEMENT AND SUBADVISORY
AGREEMENTS  (continued)
the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
In addition, the Board discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle and each Subadviser), noting that no material changes are proposed from the form of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Advisory Agreements were of a reasonably high quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to certain investment personnel) had been taken or are intended to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Columbia Select International Equity Fund | Semiannual Report 2017	33

APPROVAL OF MANAGEMENT AND SUBADVISORY
AGREEMENTS  (continued)
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed the fees charged by the Subadviser to other mutual funds employing similar investment strategies where the Subadviser serves as investment adviser or subadviser. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.
34	Columbia Select International Equity Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Select International Equity Fund | Semiannual Report 2017	35

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select International Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR201_02_G01_(10/17)

SemiAnnual Report
August 31, 2017
Columbia Select Global Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Global Growth Fund   |  Semiannual Report 2017

Columbia Select Global Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Global Growth Fund (the Fund) seeks long-term growth of capital.
Portfolio management
Thomas Galvin, CFA
Lead portfolio manager
Managed Fund since 2015
Richard Carter
Porfolio manager
Managed Fund since 2015
Todd Herget
Porfolio manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended August 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	04/30/08	16.00	16.09	12.74	6.77
	Including sales charges		9.32	9.40	11.42	6.09
Class C	Excluding sales charges	04/30/08	15.67	15.28	11.90	5.98
	Including sales charges		14.67	14.28	11.90	5.98
Class R		04/30/08	15.89	15.89	12.47	6.50
Class R4*		01/08/14	16.18	16.46	12.94	6.87
Class R5*		01/08/14	16.30	16.57	13.01	6.90
Class Y*		03/01/17	16.23	16.32	12.78	6.79
Class Z		04/30/08	16.26	16.44	13.03	7.04
MSCI ACWI (Net)			8.91	17.11	10.46	4.63
MSCI ACWI Growth Net (USD)			12.22	18.48	11.46	5.62
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.
The MSCI ACWI Growth Net (USD) captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 23 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net) and the MSCI ACWI Growth (Net) (USD), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Select Global Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at August 31, 2017)
Alibaba Group Holding Ltd., ADR (China)	2.9
Priceline Group, Inc. (The) (United States)	2.8
Amazon.com, Inc. (United States)	2.7
Visa, Inc., Class A (United States)	2.6
New Oriental Education & Technology Group, Inc., ADR (China)	2.6
Zalando SE (Germany)	2.5
Square, Inc., Class A (United States)	2.5
Tencent Holdings Ltd. (China)	2.5
Yandex NV, Class A (Russian Federation)	2.5
Facebook, Inc., Class A (United States)	2.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at August 31, 2017)
Consumer Discretionary	21.5
Consumer Staples	9.5
Energy	2.5
Financials	8.4
Health Care	18.8
Industrials	2.9
Information Technology	36.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at August 31, 2017)
Argentina	1.8
China	11.7
France	2.2
Germany	4.8
India	2.3
Ireland	3.4
Japan	3.9
Netherlands	1.3
Russian Federation	2.5
Spain	2.4
Thailand	2.4
United Kingdom	2.4
United States	58.9
Total	100.0
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At August 31, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Select Global Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
March 1, 2017 — August 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,160.00	1,018.20	7.57	7.07	1.39
Class C	1,000.00	1,000.00	1,156.70	1,014.42	11.63	10.87	2.14
Class R	1,000.00	1,000.00	1,158.90	1,016.94	8.92	8.34	1.64
Class R4	1,000.00	1,000.00	1,161.80	1,019.46	6.21	5.80	1.14
Class R5	1,000.00	1,000.00	1,163.00	1,019.76	5.89	5.50	1.08
Class Y	1,000.00	1,000.00	1,151.20	1,019.96	5.58	5.30	1.04
Class Z	1,000.00	1,000.00	1,162.60	1,019.46	6.21	5.80	1.14
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Select Global Growth Fund | Semiannual Report 2017

Portfolio of Investments
August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Argentina 1.8%
MercadoLibre, Inc.	4,350	1,124,344
China 11.5%
Alibaba Group Holding Ltd., ADR(a)	10,451	1,794,855
Ctrip.com International Ltd., ADR(a)	27,230	1,400,984
New Oriental Education & Technology Group, Inc., ADR	19,550	1,598,212
Sinopharm Group Co. Class H	202,400	916,286
Tencent Holdings Ltd.	36,700	1,544,324
Total		7,254,661
France 2.2%
Eurofins Scientific SE	2,379	1,359,683
Germany 4.7%
Wirecard AG	16,119	1,374,115
Zalando SE(a)	33,430	1,583,315
Total		2,957,430
India 2.3%
HDFC Bank Ltd., ADR	14,840	1,445,861
Ireland 3.4%
Ryanair Holdings PLC, ADR(a)	8,131	924,495
Shire PLC, ADR	8,100	1,210,059
Total		2,134,554
Japan 3.8%
Ain Holdings, Inc.	19,300	1,421,022
Keyence Corp.	1,900	990,580
Total		2,411,602
Netherlands 1.2%
Core Laboratories NV	8,827	778,365
Russian Federation 2.5%
Yandex NV, Class A(a)	51,350	1,541,013
Spain 2.3%
Industria de Diseno Textil SA	38,790	1,473,757
Thailand 2.4%
CP ALL PCL, Foreign Registered Shares	799,900	1,494,913
United Kingdom 2.4%
Metro Bank PLC(a)	33,129	1,486,089
United States 58.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
Activision Blizzard, Inc.	17,710	1,161,068
Acuity Brands, Inc.	4,900	866,271
Adobe Systems, Inc.(a)	9,271	1,438,488
Alexion Pharmaceuticals, Inc.(a)	4,919	700,515
Amazon.com, Inc.(a)	1,697	1,664,078
Bristol-Myers Squibb Co.	17,520	1,059,610
Celgene Corp.(a)	9,240	1,283,713
Charles Schwab Corp. (The)	19,750	788,025
Costco Wholesale Corp.	9,256	1,450,785
DexCom, Inc.(a)	13,160	981,868
Edwards Lifesciences Corp.(a)	7,856	892,913
Facebook, Inc., Class A(a)	8,946	1,538,444
Illumina, Inc.(a)	4,160	850,554
Intercept Pharmaceuticals, Inc.(a)	4,688	546,668
Intercontinental Exchange, Inc.	23,340	1,509,398
MACOM Technology Solutions Holdings, Inc.(a)	31,340	1,427,224
Monster Beverage Corp.(a)	27,510	1,535,608
Nike, Inc., Class B	22,782	1,203,117
NVIDIA Corp.	7,287	1,234,709
Pioneer Natural Resources Co.	5,800	751,970
Priceline Group, Inc. (The)(a)	955	1,768,736
Salesforce.com, Inc.(a)	15,390	1,469,591
ServiceNow, Inc.(a)	12,210	1,418,680
Splunk, Inc.(a)	20,260	1,359,243
Square, Inc., Class A(a)	59,620	1,556,678
Starbucks Corp.	22,450	1,231,607
Ulta Beauty, Inc.(a)	6,271	1,385,954
UnitedHealth Group, Inc.	3,360	668,304
Vertex Pharmaceuticals, Inc.(a)	7,309	1,173,387
Visa, Inc., Class A	15,662	1,621,330
Total		36,538,536
Total Common Stocks (Cost $49,958,597)		62,000,808
Total Investments (b) (Cost $49,958,597)		62,000,808
Other Assets & Liabilities, Net		814,446
Net Assets		$62,815,254

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
201,000 EUR	239,579 USD	Citi	10/17/2017	—	(250)
24,032,000 INR	373,735 USD	Citi	10/17/2017	—	(561)
37,187,000 RUB	623,734 USD	Citi	10/17/2017	—	(12,417)
45,657,000 THB	1,368,492 USD	Citi	10/17/2017	—	(6,914)
1,398,682 USD	1,770,000 AUD	Citi	10/17/2017	7,639	—
564,177 USD	1,785,000 BRL	Citi	10/17/2017	—	(745)
1,871,246 USD	2,346,000 CAD	Citi	10/17/2017	8,269	—
1,740,748 USD	1,675,000 CHF	Citi	10/17/2017	10,851	—
373,555 USD	2,344,000 DKK	Citi	10/17/2017	2,553	—
818,643 USD	638,000 GBP	Citi	10/17/2017	7,558	—
1,245,194 USD	135,450,000 JPY	Citi	10/17/2017	—	(10,646)
624,508 USD	703,258,000 KRW	Citi	10/17/2017	1,122	—
249,770 USD	4,454,000 MXN	Citi	10/17/2017	—	(2,358)
624,392 USD	5,014,000 SEK	Citi	10/17/2017	8,158	—
311,275 USD	423,000 SGD	Citi	10/17/2017	783	—
873,418 USD	26,300,000 TWD	Citi	10/17/2017	1,966	—
502,108 USD	6,656,000 ZAR	Citi	10/17/2017	6,052	—
Total				54,951	(33,891)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	495,058	11,826,512	(12,321,570)	—	(74)	—	6,095	—
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Global Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Currency Legend  (continued)
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Argentina	1,124,344	—	—	1,124,344
China	4,794,051	2,460,610	—	7,254,661
France	—	1,359,683	—	1,359,683
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
August 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Germany	—	2,957,430	—	2,957,430
India	1,445,861	—	—	1,445,861
Ireland	2,134,554	—	—	2,134,554
Japan	—	2,411,602	—	2,411,602
Netherlands	778,365	—	—	778,365
Russian Federation	1,541,013	—	—	1,541,013
Spain	—	1,473,757	—	1,473,757
Thailand	—	1,494,913	—	1,494,913
United Kingdom	—	1,486,089	—	1,486,089
United States	36,538,536	—	—	36,538,536
Total Common Stocks	48,356,724	13,644,084	—	62,000,808
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	54,951	—	54,951
Liability
Forward Foreign Currency Exchange Contracts	—	(33,891)	—	(33,891)
Total	48,356,724	13,665,144	—	62,021,868
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Global Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities
August 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$49,958,597
Investments in unaffiliated issuers, at value	62,000,808
Foreign currency (identified cost $13,316)	13,316
Unrealized appreciation on forward foreign currency exchange contracts	54,951
Receivable for:
Investments sold	993,070
Capital shares sold	223,134
Dividends	30,358
Foreign tax reclaims	30,202
Expense reimbursement due from Investment Manager	473
Prepaid expenses	2,792
Other assets	33,785
Total assets	63,382,889
Liabilities
Due to custodian	332,242
Unrealized depreciation on forward foreign currency exchange contracts	33,891
Payable for:
Investments purchased	11,126
Capital shares purchased	93,669
Management services fees	1,478
Distribution and/or service fees	489
Transfer agent fees	6,836
Compensation of board members	41,173
Compensation of chief compliance officer	5
Other expenses	46,726
Total liabilities	567,635
Net assets applicable to outstanding capital stock	$62,815,254
Represented by
Paid in capital	52,010,827
Excess of distributions over net investment income	(431,150)
Accumulated net realized loss	(836,549)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	12,042,211
Foreign currency translations	8,855
Forward foreign currency exchange contracts	21,060
Total - representing net assets applicable to outstanding capital stock	$62,815,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
August 31, 2017 (Unaudited)
Class A
Net assets	$28,185,936
Shares outstanding	1,953,043
Net asset value per share	$14.43
Maximum offering price per share(a)	$15.31
Class C
Net assets	$10,737,411
Shares outstanding	790,858
Net asset value per share	$13.58
Class R
Net assets	$565,884
Shares outstanding	39,998
Net asset value per share	$14.15
Class R4
Net assets	$3,040,758
Shares outstanding	206,519
Net asset value per share	$14.72
Class R5
Net assets	$454,124
Shares outstanding	30,757
Net asset value per share(b)	$14.77
Class Y
Net assets	$2,896
Shares outstanding	198
Net asset value per share(b)	$14.62
Class Z
Net assets	$19,828,245
Shares outstanding	1,346,204
Net asset value per share	$14.73

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Global Growth Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended August 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$234,820
Dividends — affiliated issuers	6,095
Foreign taxes withheld	(14,154)
Total income	226,761
Expenses:
Management services fees	260,944
Distribution and/or service fees
Class A	35,994
Class C	54,739
Class R	1,408
Transfer agent fees
Class A	19,736
Class C	7,524
Class R	387
Class R4	1,602
Class R5	153
Class Y	1
Class Z	11,678
Compensation of board members	8,628
Custodian fees	29,219
Printing and postage fees	11,257
Registration fees	42,829
Audit fees	16,204
Legal fees	4,167
Compensation of chief compliance officer	7
Other	15,314
Total expenses	521,791
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(88,006)
Expense reduction	(20)
Total net expenses	433,765
Net investment loss	(207,004)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	783,812
Investments — affiliated issuers	(74)
Foreign currency translations	5,736
Forward foreign currency exchange contracts	136,222
Net realized gain	925,696
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,793,883
Foreign currency translations	11,641
Forward foreign currency exchange contracts	112,083
Net change in unrealized appreciation (depreciation)	7,917,607
Net realized and unrealized gain	8,843,303
Net increase in net assets resulting from operations	$8,636,299
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
Operations
Net investment loss	$(207,004)	$(571,185)
Net realized gain (loss)	925,696	(1,536,344)
Net change in unrealized appreciation (depreciation)	7,917,607	12,727,319
Net increase in net assets resulting from operations	8,636,299	10,619,790
Distributions to shareholders
Net realized gains
Class A	—	(2,562,607)
Class C	—	(866,936)
Class R	—	(35,721)
Class R4	—	(94,549)
Class R5	—	(11,129)
Class Z	—	(301,319)
Total distributions to shareholders	—	(3,872,261)
Decrease in net assets from capital stock activity	(883,480)	(13,185,059)
Total increase (decrease) in net assets	7,752,819	(6,437,530)
Net assets at beginning of period	55,062,435	61,499,965
Net assets at end of period	$62,815,254	$55,062,435
Excess of distributions over net investment income	$(431,150)	$(224,146)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Global Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	August 31, 2017 (Unaudited)		February 28, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	199,172	2,719,689	560,674	6,759,861
Distributions reinvested	—	—	207,646	2,452,305
Redemptions	(1,133,240)	(14,608,082)	(1,493,549)	(18,067,913)
Net decrease	(934,068)	(11,888,393)	(725,229)	(8,855,747)
Class C
Subscriptions	41,971	544,131	104,032	1,196,293
Distributions reinvested	—	—	69,062	774,186
Redemptions	(163,712)	(2,099,760)	(493,279)	(5,650,004)
Net decrease	(121,741)	(1,555,629)	(320,185)	(3,679,525)
Class R
Subscriptions	2,506	33,202	12,484	149,417
Distributions reinvested	—	—	3,024	35,103
Redemptions	(15,495)	(194,745)	(11,964)	(142,379)
Net increase (decrease)	(12,989)	(161,543)	3,544	42,141
Class R4
Subscriptions	111,097	1,556,564	69,419	856,532
Distributions reinvested	—	—	7,861	94,412
Redemptions	(21,683)	(310,981)	(88,434)	(1,105,531)
Net increase (decrease)	89,414	1,245,583	(11,154)	(154,587)
Class R5
Subscriptions	17,190	228,026	6,779	82,954
Distributions reinvested	—	—	913	10,992
Redemptions	(3,992)	(58,860)	(7,268)	(90,753)
Net increase	13,198	169,166	424	3,193
Class Y
Subscriptions	198	2,517	—	—
Net increase	198	2,517	—	—
Class Z
Subscriptions	1,022,966	13,464,905	482,510	5,954,087
Distributions reinvested	—	—	22,569	271,276
Redemptions	(156,421)	(2,160,086)	(551,247)	(6,765,897)
Net increase (decrease)	866,545	11,304,819	(46,168)	(540,534)
Total net decrease	(99,443)	(883,480)	(1,098,768)	(13,185,059)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Growth Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains
Class A
8/31/2017 (c)	$12.44	(0.04)	2.03	1.99	—
2/28/2017	$11.14	(0.10)	2.16	2.06	(0.76)
2/29/2016	$13.58	(0.09)	(2.12)	(2.21)	(0.23)
2/28/2015	$14.05	(0.06)	1.02	0.96	(1.43)
2/28/2014	$10.78	(0.06)	3.82	3.76	(0.49)
2/28/2013	$9.71	(0.04)	1.11	1.07	—
Class C
8/31/2017 (c)	$11.74	(0.09)	1.93	1.84	—
2/28/2017	$10.64	(0.18)	2.04	1.86	(0.76)
2/29/2016	$13.07	(0.18)	(2.02)	(2.20)	(0.23)
2/28/2015	$13.67	(0.15)	0.98	0.83	(1.43)
2/28/2014	$10.51	(0.15)	3.71	3.56	(0.40)
2/28/2013	$9.53	(0.11)	1.09	0.98	—
Class R
8/31/2017 (c)	$12.21	(0.06)	2.00	1.94	—
2/28/2017	$10.97	(0.13)	2.13	2.00	(0.76)
2/29/2016	$13.41	(0.12)	(2.09)	(2.21)	(0.23)
2/28/2015	$13.92	(0.06)	0.98	0.92	(1.43)
2/28/2014	$10.70	(0.09)	3.77	3.68	(0.46)
2/28/2013	$9.65	(0.06)	1.11	1.05	—
Class R4
8/31/2017 (c)	$12.67	(0.03)	2.08	2.05	—
2/28/2017	$11.31	(0.07)	2.19	2.12	(0.76)
2/29/2016	$13.75	(0.03)	(2.18)	(2.21)	(0.23)
2/28/2015	$14.17	(0.02)	1.03	1.01	(1.43)
2/28/2014 (g)	$13.95	(0.01)	0.23	0.22	—
Class R5
8/31/2017 (c)	$12.70	(0.02)	2.09	2.07	—
2/28/2017	$11.33	(0.06)	2.19	2.13	(0.76)
2/29/2016	$13.76	(0.06)	(2.14)	(2.20)	(0.23)
2/28/2015	$14.17	(0.07)	1.09	1.02	(1.43)
2/28/2014 (h)	$13.95	(0.01)	0.23	0.22	—
Class Y
8/31/2017 (c),(i)	$12.70	(0.02)	1.94	1.92	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Global Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$14.43	16.00%	1.67% (d)	1.39% (d),(e)	(0.64%) (d)	26%	$28,186
(0.76)	$12.44	18.89%	1.60%	1.42%	(0.80%)	27%	$35,911
(0.23)	$11.14	(16.49%)	1.57%	1.47%	(0.71%)	154%	$40,252
(1.43)	$13.58	7.53%	1.71% (f)	1.49% (f)	(0.44%)	98%	$32,186
(0.49)	$14.05	35.05%	1.80%	1.51%	(0.50%)	149%	$25,902
—	$10.78	11.02%	2.18%	1.57%	(0.41%)	98%	$10,610

—	$13.58	15.67%	2.43% (d)	2.14% (d),(e)	(1.38%) (d)	26%	$10,737
(0.76)	$11.74	17.86%	2.35%	2.17%	(1.55%)	27%	$10,718
(0.23)	$10.64	(17.06%)	2.32%	2.22%	(1.45%)	154%	$13,111
(1.43)	$13.07	6.74%	2.46% (f)	2.24% (f)	(1.18%)	98%	$9,521
(0.40)	$13.67	34.01%	2.54%	2.26%	(1.24%)	149%	$7,423
—	$10.51	10.28%	3.03%	2.32%	(1.10%)	98%	$2,586

—	$14.15	15.89%	1.93% (d)	1.64% (d),(e)	(0.89%) (d)	26%	$566
(0.76)	$12.21	18.63%	1.85%	1.67%	(1.08%)	27%	$647
(0.23)	$10.97	(16.70%)	1.82%	1.72%	(0.93%)	154%	$543
(1.43)	$13.41	7.30%	1.92% (f)	1.75% (f)	(0.41%)	98%	$647
(0.46)	$13.92	34.55%	2.06%	1.77%	(0.69%)	149%	$2,353
—	$10.70	10.88%	2.53%	1.82%	(0.61%)	98%	$1,645

—	$14.72	16.18%	1.46% (d)	1.14% (d),(e)	(0.41%) (d)	26%	$3,041
(0.76)	$12.67	19.15%	1.35%	1.17%	(0.53%)	27%	$1,484
(0.23)	$11.31	(16.28%)	1.32%	1.22%	(0.26%)	154%	$1,451
(1.43)	$13.75	7.83%	1.45% (f)	1.24% (f)	(0.12%)	98%	$3,917
—	$14.17	1.58%	1.47% (d)	1.25% (d)	(0.33%) (d)	149%	$1,482

—	$14.77	16.30%	1.37% (d)	1.08% (d)	(0.31%) (d)	26%	$454
(0.76)	$12.70	19.20%	1.26%	1.10%	(0.48%)	27%	$223
(0.23)	$11.33	(16.20%)	1.21%	1.14%	(0.47%)	154%	$194
(1.43)	$13.76	7.90%	1.37% (f)	1.18% (f)	(0.55%)	98%	$51
—	$14.17	1.58%	1.38% (d)	1.20% (d)	(0.37%) (d)	149%	$3

—	$14.62	15.12%	1.34% (d)	1.04% (d)	(0.27%) (d)	26%	$3
Columbia Select Global Growth Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains
Class Z
8/31/2017 (c)	$12.67	(0.03)	2.09	2.06	—
2/28/2017	$11.31	(0.07)	2.19	2.12	(0.76)
2/29/2016	$13.75	(0.05)	(2.16)	(2.21)	(0.23)
2/28/2015	$14.17	(0.02)	1.03	1.01	(1.43)
2/28/2014	$10.87	(0.04)	3.86	3.82	(0.52)
2/28/2013	$9.76	(0.02)	1.13	1.11	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended August 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Class R4 shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Global Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$14.73	16.26%	1.45% (d)	1.14% (d),(e)	(0.37%) (d)	26%	$19,828
(0.76)	$12.67	19.14%	1.35%	1.17%	(0.57%)	27%	$6,079
(0.23)	$11.31	(16.29%)	1.32%	1.22%	(0.39%)	154%	$5,950
(1.43)	$13.75	7.83%	1.44% (f)	1.24% (f)	(0.12%)	98%	$8,874
(0.52)	$14.17	35.32%	1.54%	1.26%	(0.29%)	149%	$13,395
—	$10.87	11.37%	1.88%	1.32%	(0.19%)	98%	$4,263
Columbia Select Global Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements
August 31, 2017 (Unaudited)
Note 1. Organization
Columbia Select Global Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares will be renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares will be renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares will be renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares will be renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Select Global Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging)
Columbia Select Global Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
20	Columbia Select Global Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	54,951

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	33,891
Columbia Select Global Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	136,222

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	112,083
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2017:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	56,202	(51,773)

*	Based on the ending quarterly outstanding amounts for the six months ended August 31, 2017.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2017:
Citi ($)
Assets
Forward foreign currency exchange contracts	54,951
Liabilities
Forward foreign currency exchange contracts	33,891
Total financial and derivative net assets	21,060
Total collateral received (pledged) (a)	-
Net amount (b)	21,060

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are
22	Columbia Select Global Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains) and capital gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
Columbia Select Global Growth Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2017 was 0.87% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company that dissolved on August 25, 2017, which had provided limited administrative services to the Fund and the Board of Trustees. That company’s expenses included boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2017, other expenses paid by the Fund to this company were $604.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
24	Columbia Select Global Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class R5 shares and 0.025% for Class Y shares.
For the six months ended August 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class C	0.14
Class R	0.14
Class R4	0.14
Class R5	0.07
Class Y	0.02
Class Z	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended August 31, 2017, if any, are listed below:
Amount ($)
Class A	24,767
Class C	386
Columbia Select Global Growth Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	July 1, 2017 through June 30, 2018	Prior to July 1, 2017
Class A	1.37%	1.40%
Class C	2.12	2.15
Class R	1.62	1.65
Class R4	1.12	1.15
Class R5	1.095	1.08
Class Y	1.045	1.03
Class Z	1.12	1.15
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
49,959,000	13,938,000	(1,875,000)	12,063,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	1,427,460	—	1,427,460
26	Columbia Select Global Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at February 28, 2017 as arising on March 1, 2017.
Late year ordinary losses ($)	Post-October capital losses ($)
273,909	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,272,627 and $16,804,884, respectively, for the six months ended August 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended August 31, 2017.
Note 8. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Columbia Select Global Growth Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At August 31, 2017, affiliated shareholders of record owned 52.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and Technology-related Investment Risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
28	Columbia Select Global Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
August 31, 2017 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select Global Growth Fund | Semiannual Report 2017	29

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Global Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
30	Columbia Select Global Growth Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to process) had been taken or are contemplated seeking to improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Select Global Growth Fund | Semiannual Report 2017	31

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Select Global Growth Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Select Global Growth Fund | Semiannual Report 2017	33

Columbia Select Global Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR187_02_G01_(10/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date October 20, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date October 20, 2017